UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	K&L Gates LLP
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Table of Contents

Message to Variable Product Customers	1

Portfolio Summary	2

Expense Example	5

Board Approval of Investment Advisory Agreements	7

Schedule of Investments

Large Cap Equity Fund	10

Small/Mid Cap Equity Fund	12

International Equity Fund	15

Large Cap Equity Index Fund	18

Small Cap Equity Index Fund	24

International Equity Index Fund	45

Stock and Bond Balanced Fund	57

Bond Fund	58

Money Market Fund	63

Financial Statements

Statements of Assets and Liabilities	64

Statements of Operations	66

Statements of Changes in Net Assets	68

Notes to Financial Statements	72

Financial Highlights	84

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Not FDIC Insured	• May lose value • No bank guarantee

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930. Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2009 for the State Farm Variable Product Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the underlying Funds available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

Market Review

The market environment of the 6-month period of January 1, 2009 through June 30, 2009 was quite volatile.

With indicators pointing to a deepening economic recession, U.S. equity markets declined, with large cap stocks (as measured by the S&P 500® Index1) and small cap stocks (as measured by the Russell 2000® Index2) falling -18.18% and -21.92%, respectively, during the 2-month period ended February 28, 2009. During this time period, stresses in the financial sector prompted regulators in the U.S. to take actions intended to boost capital levels and increase liquidity in an effort to stabilize the credit markets. The Federal Reserve responded to the financial crisis by maintaining an easing of monetary policy with the Fed Funds Rate remaining at a target range of 0% to 0.25% as of the end of June 2009.

U.S. equity markets staged a broad rebound over the 4-month period of March 1, 2009 through June 30, 2009, as investors reacted positively to actual earnings results that exceeded analyst expectations and to increasing optimism that government intervention would help stabilize the U.S. financial system. The S&P 500 Index produced a positive total return of 26.08% for the final four months of the reporting period, which led to a positive total return of 3.16% for the S&P 500 Index over the entire 6-month period ended June 30, 2009.

International equity markets, as represented by the MSCI All Country World Index (ACWI) ex-U.S. Index3, also struggled during the first two months of the reporting period ended February 28, 2009 declining -17.35%. International equity markets also rebounded, with the MSCI ACWI ex-U.S. Index posting a positive total return of 37.84% for the final four months of the reporting period, which led to a positive total return of 13.92% for the MSCI ACWI ex-U.S. Index over the entire 6-month period ended June 30, 2009.

Within the bond markets, U.S. Treasuries prices declined as yields increased across all maturities during the 6-month period ended June 30, 2009. The yield on 10-year U.S. Treasuries rose 107 basis points from 2.46% on January 2, 2009 to 3.53% on June 30, 2009. Short-term yields rose less dramatically with 3-month U.S. Treasury yields rising 11 basis points from 0.08% on January 2, 2009, to 0.19% on June 30, 20094. Among major fixed-income indices, the Barclays Capital U.S. Government/Credit Intermediate Index5 posted a total return of 1.62% over the 6-month period ended June 30, 2009.

Look for detailed discussion of factors that impacted the performance of the underlying Funds during 2009 in the State Farm Variable Product Trust Annual Report.

Sincerely,

Susan D. Waring

Vice President

State Farm Investment Management Corp.

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The MSCI® All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2009, the MSCI AWCI ex-U.S. Index consisted of 44 developed and emerging market country indices. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[5]

Source: Barclays Capital Inc. The Barclays Capital U.S. Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Portfolio Summary

*	Illustrated by sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 19 other countries each of which represents less than 2.50% of net assets.

Portfolio Summary (continued)

*	Illustrated by sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries each of which represents less than 2.50% of net assets.

Portfolio Summary (continued)

*	Illustrated by type of security and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by type of security and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by type of security and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[2]
Large Cap Equity Fund
Actual	1,000.00	1,023.26	0.70%	3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
Small/Mid Cap Equity Fund
Actual	1,000.00	1,051.67	0.90%	4.58
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
International Equity Fund
Actual	1,000.00	1,108.40	1.00%	5.23
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01
Large Cap Equity Index Fund
Actual	1,000.00	1,029.87	0.34%	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.11	0.34%	1.71
Small Cap Equity Index Fund
Actual	1,000.00	1,023.22	0.50%	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50%	2.51
International Equity Index Fund
Actual	1,000.00	1,055.62	0.75%	3.82
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[2]
Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,050.21	0.44%	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21
Bond Fund
Actual	1,000.00	1,073.19	0.58%	2.98
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58%	2.91
Money Market Fund
Actual	1,000.00	1,000.31	0.37%	1.84
Hypothetical (5% return before expenses)	1,000.00	1,022.96	0.37%	1.86

[1]

This expense example reflects only the underlying Fund fees. As an owner of an interest in the Accounts, you do not directly own shares of the underlying Funds. Instead, you allocate premiums to a subaccount of the Accounts and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in the Accounts is also subject to contract level fees and expenses which are not included in this expense example.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

[3]

Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/40% throughout the year. Refer to the Stock and Bond Balanced Fund’s Schedule of Investments for the ratio as of June 30, 2009.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 12, 2009, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and Barclays Global Fund Advisors (“Barclays”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, which agreement will be referred to as the “Barclays Sub-Advisory Agreement,” (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, which agreement will be referred to as the “Westwood Sub-Advisory Agreement,” (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, which agreement will be referred to as the “Marsico Sub-Advisory Agreement,” (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, which agreement will be referred to as the “Northern Cross Sub-Advisory Agreement,” (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, which agreement will be referred to as the “Bridgeway Sub-Advisory Agreement,” and (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund, which agreement will be referred to as the “Rainier Sub-Advisory Agreement.” Together the Barclays, Westwood, Marsico, Northern Cross, Bridgeway and Rainier Sub-Advisory Agreements will be referred to as the “Sub-Advisory Agreements.”

SFIMC and the Board have hired sub-advisers for six of Variable Product Trust’s nine separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	Barclays
Small Cap Equity Index Fund	Barclays
International Equity Index Fund	Barclays

Prior to the June 12, 2009 meeting, independent legal counsel to the Independent Trustees had sent to Barclays, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and to SFIMC a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year. SFIMC subsequently also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 12th meeting, the Board also received a report prepared by Morningstar, Inc., an independent fund tracking organization (the “Morningstar Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust reviewed these materials at meetings held on March 13, 2009, and May 29, 2009, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information (as noted above). The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”) over the same time periods.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of these Funds’ benchmark indexes, excluding Fund expenses. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks and to the performance of Peer Funds. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable, especially with regard to the recent performance of the Large Cap Equity Fund and the International Equity Fund, which as of September 2, 2008, began receiving sub-advisory services from Westwood/Bridgeway and Marsico/Northern Cross, respectively.

The Board reviewed the performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund. The Board noted the favorable relative performance of the Bond Fund and the bond portion of the Stock and Bond Balanced Fund. The Morningstar Report indicated that the overall recent performance of those Funds was competitive with each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC continued to waive fees it is entitled to receive from that Fund. SFIMC management also explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts into which the Funds are sold. The Board concluded that each Fund’s expense structure and overall fees were acceptable. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit was calculated. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fee structure of the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees are reasonable and are in the best interests of the affected Funds’ shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. The Board also considered the pending purchase of Barclays by Blackrock, Inc. and the possible consequences of that merger on the services that Barclays provides to the affected Funds. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by the Fund as a Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. Because SFIMC’s investment advisory fees charged to the Funds within Variable Product Trust currently do not include breakpoints and because SFIMC management currently does not anticipate a significant increase in the amount of assets of any Fund, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Contract or the Sub-Advisory Contracts. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm no longer is selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of existing Funds’ assets and/or existing State Farm variable insurance policyholders’ making additional or new contributions into those policies.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2010, and
•	Continuation of each Sub-Advisory Agreement through June 30, 2010.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.45%)
Consumer Discretionary (13.39%)
Advance Auto Parts Inc.	3,100	$128,619
Amazon.com Inc. (a)	3,200	267,712
Apollo Group Inc. Class A (a)	1,400	99,568
AutoZone Inc. (a)	800	120,888
Comcast Corp. Class A	8,900	128,961
Discovery Communications Inc. Class A (a)	7,100	160,105
Dollar Tree Inc. (a)	3,100	130,510
Family Dollar Stores Inc.	4,500	127,350
GAP Inc.	10,300	168,920
ITT Educational Services Inc. (a)	1,400	140,924
McDonald’s Corp.	9,700	557,653
NIKE Inc. Class B	9,600	497,088
O’Reilly Automotive Inc. (a)	3,400	129,472
Priceline.com Inc. (a)	1,400	156,170
Ross Stores Inc.	3,400	131,240
The DIRECTV Group Inc. (a)	13,500	333,585
Thomson Reuters Corp.	3,900	114,309
TJX Companies Inc.	4,100	128,986

		3,522,060

Consumer Staples (6.84%)
Colgate-Palmolive Co.	4,800	339,552
CVS Caremark Corp.	14,600	465,302
Kraft Foods Inc. Class A	5,000	126,700
PepsiCo Inc.	2,200	120,912
Philip Morris International Inc.	7,600	331,512
The Coca-Cola Co.	2,600	124,774
Wal-Mart Stores Inc.	6,000	290,640

		1,799,392

Energy (13.20%)
Anadarko Petroleum Corp.	7,200	326,808
Apache Corp.	2,300	165,945
Cameron International Corp. (a)	4,300	121,690
Chevron Corp.	5,500	364,375
ConocoPhillips	7,200	302,832
CONSOL Energy Inc.	3,800	129,048
Devon Energy Corp.	2,700	147,150
Diamond Offshore Drilling Inc.	2,600	215,930
Exxon Mobil Corp.	7,400	517,334
Murphy Oil Corp.	3,600	195,552
National-Oilwell Varco Inc. (a)	3,300	107,778
Occidental Petroleum Corp.	4,900	322,469
Southwestern Energy Co. (a)	5,700	221,445
Transocean Ltd. (a)	2,600	193,154
XTO Energy Inc.	3,700	141,118

		3,472,628

Financials (10.31%)
ACE Ltd.	7,700	340,571
Aon Corp.	3,500	132,545

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BB&T Corp.	7,200	$158,256
BlackRock Inc.	1,000	175,420
Charles Schwab Corp.	7,200	126,288
Hudson City Bancorp Inc.	18,300	243,207
JPMorgan Chase & Co.	11,600	395,676
New York Community Bancorp Inc.	10,400	111,176
PNC Financial Services Group Inc.	4,200	163,002
State Street Corp.	2,300	108,560
Travelers Companies Inc.	8,000	328,320
Wells Fargo & Co.	17,700	429,402

		2,712,423

Health Care (16.37%)
Allergan Inc.	2,800	133,224
Amgen Inc. (a)	3,800	201,172
Baxter International Inc.	2,200	116,512
Becton Dickinson & Co.	5,100	363,681
Biogen Idec Inc. (a)	3,700	167,055
Bristol-Myers Squibb Co.	12,300	249,813
Cerner Corp. (a)	2,900	180,641
Covidien Plc	9,000	336,960
CR Bard Inc.	1,600	119,120
Express Scripts Inc. (a)	3,800	261,250
Genzyme Corp. (a)	2,200	122,474
Gilead Sciences Inc. (a)	4,700	220,148
Johnson & Johnson	9,900	562,320
Life Technologies Corp. (a)	3,100	129,332
Medtronic Inc.	2,900	101,181
Mylan Inc. (a)	8,800	114,840
Myriad Genetics Inc. (a)	3,800	135,470
Myriad Pharmaceuticals Inc. (a)	950	4,418
St. Jude Medical Inc. (a)	8,000	328,800
Stryker Corp.	3,200	127,168
Wyeth	7,300	331,347

		4,306,926

Industrials (11.01%)
3M Co.	1,700	102,170
Burlington Northern Santa Fe Corp.	1,400	102,956
CH Robinson Worldwide Inc.	2,300	119,945
CSX Corp.	2,500	86,575
Deere & Co.	4,200	167,790
Dun & Bradstreet Corp.	1,500	121,815
Emerson Electric Co.	2,600	84,240
Fastenal Co.	3,300	109,461
First Solar Inc. (a)	1,600	259,392
ITT Corp.	7,700	342,650
Raytheon Co.	6,800	302,124
Union Pacific Corp.	11,400	593,484
United Technologies Corp.	7,200	374,112

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WW Grainger Inc.	1,600	$131,008

		2,897,722

Information Technology (19.11%)
Amphenol Corp. Class A	3,900	123,396
Apple Inc. (a)	2,200	313,346
CA Inc.	7,200	125,496
Cisco Systems Inc. (a)	25,300	471,592
eBay Inc. (a)	7,200	123,336
EMC Corp. (a)	25,100	328,810
FLIR Systems Inc. (a)	6,700	151,152
Google Inc. Class A (a)	650	274,033
Hewlett-Packard Co.	3,800	146,870
Intel Corp.	7,900	130,745
International Business Machines Corp.	6,500	678,730
Intuit Inc. (a)	4,900	137,984
Juniper Networks Inc. (a)	6,900	162,840
MasterCard Inc. Class A	2,700	451,737
Microsoft Corp.	20,000	475,400
Oracle Corp.	18,700	400,554
Research In Motion Ltd. (a)	2,000	142,100
Symantec Corp. (a)	16,600	258,296
Visa Inc. Class A Shares	2,100	130,746

		5,027,163

Materials (1.64%)
Ecolab Inc.	1,600	62,384
Potash Corporation of Saskatchewan Inc.	2,200	204,710
Praxair Inc.	2,300	163,461

		430,555

Telecommunication Services (2.21%)
AT&T Inc.	16,400	407,376
Verizon Communications Inc.	5,700	175,161

		582,537

Utilities (4.37%)
Dominion Resources Inc.	10,100	337,542
Exelon Corp.	6,500	332,865
FPL Group Inc.	3,000	170,580
PG&E Corp.	8,000	307,520

		1,148,507

Total Common Stocks
(cost $29,040,947)		25,899,913

	Shares	Value
Short-term Investments (5.34%)
JPMorgan U.S. Government Money Market Fund	1,405,653	$1,405,653

Total Short-term Investments
(cost $1,405,653)		1,405,653

TOTAL INVESTMENTS (103.79%)
(cost $30,446,600)		27,305,566
LIABILITIES, NET OF OTHER ASSETS (-3.79%)		(998,164)

NET ASSETS (100.00%)		$26,307,402

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.89%)
Consumer Discretionary (15.63%)
Advance Auto Parts Inc.	1,765	$73,230
American Eagle Outfitters Inc.	10,720	151,902
Bally Technologies Inc. (a)	1,015	30,369
Belo Corp. Class A	46,600	83,414
Best Buy Company Inc.	3,290	110,182
Big Lots Inc. (a)	3,020	63,511
BorgWarner Inc.	2,940	100,342
Carrols Restaurant Group Inc. (a)	18,500	123,210
CEC Entertainment Inc. (a)	5,800	170,984
Coach Inc.	3,120	83,866
Copart Inc. (a)	2,465	85,462
Darden Restaurants Inc.	4,675	154,181
Fred’s Inc. Class A	9,100	114,660
FTI Consulting Inc. (a)	3,830	194,258
GameStop Corp. Class A (a)	4,035	88,810
Guess? Inc.	3,100	79,918
Hawk Corp. Class A (a)	8,900	123,265
Jarden Corp. (a)	6,010	112,687
Kirkland’s Inc. (a)	23,700	284,637
Kohl’s Corp. (a)	1,860	79,515
LKQ Corp. (a)	3,675	60,454
LodgeNet Interactive Corp. (a)	23,200	78,880
Macy’s Inc.	11,900	139,944
Mediacom Communications Corp. Class A (a)	22,000	112,420
NIKE Inc. Class B	2,925	151,456
O’Reilly Automotive Inc. (a)	1,950	74,256
Polaris Industries Inc.	4,800	154,176
Sinclair Broadcast Group Inc. Class A	5,000	9,700
Spartan Motors Inc.	26,100	295,713
Starbucks Corp. (a)	3,055	42,434
The Finish Line Inc. Class A	18,600	138,012
Urban Outfitters Inc. (a)	4,810	100,385
Warnaco Group Inc. (a)	11,400	369,360

		4,035,593

Consumer Staples (4.68%)
Avon Products Inc.	5,035	129,802
Casey’s General Stores Inc.	3,300	84,777
Central Garden & Pet Co. (a)	18,000	197,820
Church & Dwight Co. Inc.	2,670	145,008
Energizer Holdings Inc. (a)	2,040	106,570
Flowers Foods Inc.	6,380	139,339
J.M. Smucker Co.	3,015	146,710
Pantry Inc. (a)	7,600	126,160
Ralcorp Holdings Inc. (a)	2,170	132,196

		1,208,382

Energy (13.08%)
Atwood Oceanics Inc. (a)	6,200	154,442
Boots & Coots Inc. (a)	139,181	193,462
Concho Resources Inc. (a)	6,565	188,350

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Dawson Geophysical Co. (a)	7,300	$217,905
Devon Energy Corp.	4,000	218,000
Dresser-Rand Group Inc. (a)	9,460	246,906
General Maritime Corp.	6,500	64,285
GulfMark Offshore Inc. (a)	4,600	126,960
Hornbeck Offshore Services Inc. (a)	13,700	293,043
Mariner Energy Inc. (a)	3,420	40,185
Mitcham Industries Inc. (a)	31,400	162,966
Natural Gas Services Group (a)	11,600	154,280
Quicksilver Resources Inc. (a)	7,180	66,702
Rosetta Resources Inc. (a)	27,600	241,500
Southwestern Energy Co. (a)	2,010	78,088
Tidewater Inc.	3,000	128,610
Transocean Ltd. (a)	4,440	329,848
Vanguard Natural Resources LLC	12,200	166,774
Weatherford International Ltd. (a)	5,030	98,387
Western Refining Inc. (a)	10,500	74,130
World Fuel Services Corp.	3,200	131,936

		3,376,759

Financials (17.55%)
ACE Ltd.	4,740	209,650
Affiliated Managers Group Inc. (a)	3,680	214,139
Alliance Data Systems Corp. (a)	2,880	118,627
American Financial Group Inc.	4,200	90,636
American Physicians Capital Inc.	5,100	199,716
Amerisafe Inc. (a)	18,500	287,860
Annaly Capital Management Inc.	14,025	212,339
Arch Capital Group Ltd. (a)	1,395	81,719
BioMed Realty Trust Inc.	10,930	111,814
CB Richard Ellis Group Inc. Class A (a)	23,400	219,024
Charles Schwab Corp.	3,980	69,809
Digital Realty Trust Inc.	10,475	375,529
First Potomac Realty Trust	6,600	64,350
Fortress Investment Group LLC Class A (a)	32,800	112,176
Great Southern Bancorp Inc.	1,415	29,078
Guaranty Bancorp (a)	40,300	76,973
Horace Mann Educators Corp.	13,000	129,610
Invesco Ltd.	6,590	117,434
Kilroy Realty Corp.	3,200	65,728
Knight Capital Group Inc. Class A (a)	11,300	192,665
Mack-Cali Realty Corp.	3,830	87,324
MasterCard Inc. Class A	270	45,174
Meadowbrook Insurance Group Inc.	15,900	103,827
MSCI Inc. Class A (a)	3,820	93,361
National Interstate Corp.	3,400	51,612
Nelnet Inc. Class A (a)	11,300	153,567
Northern Trust Corp.	3,230	173,386
Peoples Bancorp Inc.	6,400	109,120
Prospect Capital Corp.	10,600	97,520
SEI Investments Co.	3,960	71,438

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
State Street Corp.	2,170	$102,424
Tower Group Inc.	5,300	131,334
Unitrin Inc.	7,300	87,746
Weingarten Realty Investors	9,021	130,895
World Acceptance Corp. (a)	5,800	115,478

		4,533,082

Health Care (10.95%)
Aetna Inc.	1,750	43,838
Alexion Pharmaceuticals Inc. (a)	1,410	57,979
Allergan Inc.	2,075	98,728
Allion Healthcare Inc. (a)	7,500	44,625
AMERIGROUP Corp. (a)	6,400	171,840
Celgene Corp. (a)	1,800	86,112
Cephalon Inc. (a)	2,700	152,955
Covance Inc. (a)	1,590	78,228
Cyberonics Inc. (a)	10,000	166,300
Emergency Medical Services Corp. Class A (a)	3,800	139,916
Endo Pharmaceuticals Holdings Inc. (a)	5,175	92,736
Express Scripts Inc. (a)	1,700	116,875
Gentiva Health Services Inc. (a)	4,200	69,132
Healthspring Inc. (a)	12,700	137,922
Hologic Inc. (a)	5,269	74,978
Immucor Inc. (a)	5,905	81,253
Inverness Medical Innovations Inc. (a)	3,040	108,163
Life Technologies Corp. (a)	10,150	423,458
Mettler-Toledo International Inc. (a)	1,510	116,496
Mylan Inc. (a)	4,790	62,510
Psychiatric Solutions Inc. (a)	2,405	54,690
QIAGEN NV (a)	6,850	127,341
RehabCare Group Inc. (a)	5,700	136,401
ResMed Inc. (a)	1,180	48,061
St. Jude Medical Inc. (a)	1,350	55,485
United Therapeutics Corp. (a)	990	82,497

		2,828,519

Industrials (10.80%)
AMETEK Inc.	5,575	192,784
Apogee Enterprises Inc.	9,300	114,390
Bucyrus International Inc.	1,565	44,696
Chart Industries Inc. (a)	17,100	310,878
Delta Air Lines Inc. (a)	9,920	57,437
EMCOR Group Inc. (a)	6,100	122,732
Expeditors International of Washington Inc.	2,330	77,682
Flowserve Corp.	1,980	138,224
Foster Wheeler AG (a)	3,005	71,369
General Cable Corp. (a)	1,870	70,275
Hawaiian Holdings Inc. (a)	4,000	24,080
Iron Mountain Inc. (a)	3,070	88,263
Knoll Inc.	9,200	69,736

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Masco Corp.	6,040	$57,863
MasTec Inc. (a)	11,800	138,296
Pike Electric Corp. (a)	4,600	55,430
Polypore International Inc. (a)	16,600	184,592
Precision Castparts Corp.	2,775	202,658
Republic Airways Holdings Inc. (a)	13,600	88,808
Republic Services Inc.	2,940	71,765
RR Donnelley & Sons Co.	9,700	112,714
TAL International Group Inc.	9,600	104,640
Triumph Group Inc.	2,800	112,000
Tutor Perini Corp. (a)	5,400	93,744
Valmont Industries Inc.	540	38,923
VSE Corp.	3,700	96,792
Wabtec Corp.	1,465	47,129

		2,787,900

Information Technology (13.17%)
3Com Corp. (a)	26,800	126,228
Activision Blizzard Inc. (a)	8,535	107,797
Acxiom Corp.	12,900	113,907
Amphenol Corp. Class A	3,175	100,457
ANSYS Inc. (a)	1,525	47,519
Broadcom Corp. Class A (a)	7,385	183,074
Brocade Communications Systems Inc. (a)	8,670	67,799
Check Point Software Technologies Ltd. (a)	4,785	112,304
Citrix Systems Inc. (a)	3,240	103,324
Cognizant Technology Solutions Corp. (a)	5,600	149,520
CSG Systems International Inc. (a)	7,600	100,624
EarthLink Inc. (a)	21,800	161,538
F5 Networks Inc. (a)	2,170	75,060
Fiserv Inc. (a)	990	45,243
FLIR Systems Inc. (a)	4,100	92,496
GSI Technology Inc. (a)	29,400	113,484
Hewitt Associates Inc. Class A (a)	6,225	185,380
Intersil Corp.	7,775	97,732
Juniper Networks Inc. (a)	2,700	63,720
Marvell Technology Group Ltd. (a)	8,295	96,554
McAfee Inc. (a)	2,535	106,952
MICROS Systems Inc. (a)	3,520	89,126
Multi-Fineline Electronix Inc. (a)	8,200	175,480
NetApp Inc. (a)	2,880	56,794
Nuance Communications Inc. (a)	13,520	163,457
Silicon Laboratories Inc. (a)	3,975	150,811
SYNNEX Corp. (a)	9,500	237,405
Trimble Navigation Ltd. (a)	2,900	56,927
United Online Inc.	19,001	123,697
UTStarcom Inc. (a)	58,800	95,844

		3,400,253

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (8.68%)
Airgas Inc.	4,450	$180,358
Bway Holding Co. (a)	13,400	234,902
Cliffs Natural Resources Inc.	4,010	98,125
Crown Holdings Inc. (a)	9,250	223,295
Glatfelter	16,500	146,850
Greif Inc.	5,280	233,482
Innophos Holdings Inc.	7,900	133,431
LSB Industries Inc. (a)	10,300	166,551
Rock-Tenn Co. Class A	7,000	267,120
Silver Wheaton Corp. (a)	8,150	67,156
SPX Corp.	3,650	178,740
Temple-Inland Inc.	10,300	135,136
US Gold Corp. (a)	27,200	71,808
Valspar Corp.	4,620	104,089

		2,241,043

Telecommunications (0.85%)
American Tower Corp. Class A (a)	3,820	120,445
Telephone and Data Systems Inc.	3,500	99,050

		219,495

Utilities (3.50%)
AES Corp. (a)	21,530	249,963
Allegheny Energy Inc.	2,445	62,714
Aqua America Inc.	7,720	138,188
ITC Holdings Corp.	5,305	240,635
Nicor Inc.	2,000	69,240
NorthWestern Corp.	6,300	143,388

		904,128

Total Common Stocks
(cost $26,592,457)		25,535,154

Short-term Investments (2.99%)
JPMorgan U.S. Government Money Market Fund	772,017	772,017

Total Short-term Investments
(cost $772,017)		772,017

TOTAL INVESTMENTS (101.88%)
(cost $27,364,474)		26,307,171
LIABILITIES, NET OF OTHER ASSETS (-1.88%)		(485,950)

NET ASSETS (100.00%)		$25,821,221

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (90.23%) (a)
Australia (2.32%)
BHP Billiton PLC	12,700	$286,241
CSL Ltd.	14,116	364,985

		651,226

Austria (0.27%)
Erste Group Bank AG	2,742	74,440

Belgium (2.46%)
Anheuser-Busch InBev NV	19,043	690,487

Brazil (4.91%)
Gafisa SA	15,500	127,749
Itau Unibanco Banco Multiplo SA ADR	36,791	582,402
Petroleo Brasileiro SA	9,799	401,563
Redecard SA	3,389	51,886
Vale SA Sponsored ADR	12,100	213,323

		1,376,923

Canada (2.49%)
Cameco Corp.	8,051	206,106
Petro-Canada	1,743	67,313
Potash Corp of Saskatchewan Inc.	3,445	320,557
Suncor Energy Inc.	3,378	102,721

		696,697

China (0.56%)
Industrial and Commercial Bank of China Ltd. Class H	227,000	157,240

Denmark (4.18%)
A P Moller-Maersk A/S Class B	25	149,789
Novo Nordisk A/S Class B	7,000	381,257
Vestas Wind Systems A/S (b)	8,917	639,925

		1,170,971

France (10.89%)
Accor SA	7,311	291,286
Alstom SA	3,037	180,326
AXA	11,753	222,447
BNP Paribas	9,669	630,537
Compagnie de Saint-Gobain	6,557	220,627
Compagnie Generale des Etablissements Michelin Class B	3,266	187,049
Groupe DANONE	2,802	138,936
JC Decaux SA (b)	6,500	103,297
L’Oreal SA	2,200	165,139
Pernod Ricard SA	3,823	241,702
Schneider Electric SA	2,562	196,090
Total SA	4,200	227,642
Veolia Environnement	8,299	245,373

		3,050,451

	Shares	Value
Common Stocks (Cont.)
Germany (2.36%)
Bayerische Motoren Werke (BMW) AG	3,551	$134,139
Daimler AG Registered Shares	4,714	171,191
Hochtief AG	1,502	75,848
Linde AG	3,400	279,319

		660,497

Hong Kong (5.36%)
Cathay Pacific Airways Ltd.	82,000	112,493
Cheung Kong Holdings Ltd.	43,000	491,667
China Life Insurance Co. Ltd. H	51,000	187,435
China Mobile Ltd.	18,000	180,223
China Petroleum and Chemical Corp. (Sinopec) H	218,000	165,052
CNOOC Ltd.	116,000	142,895
Esprit Holdings Ltd.	28,800	160,008
Hang Lung Properties Ltd.	19,000	62,568

		1,502,341

India (0.81%)
ICICI Bank Ltd. Sponsored ADR	7,004	206,618
Reliance Industries Ltd. Sponsored GDR (b) (c)	250	20,750

		227,368

Ireland (0.29%)
CRH PLC	3,535	81,249

Israel (1.28%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	7,283	359,343

Italy (0.59%)
Eni SpA	7,000	166,019

Japan (7.60%)
Daikin Industries Ltd.	4,600	148,044
Daiwa Securities Group Inc.	44,000	261,457
Fanuc Ltd.	3,800	304,518
Honda Motor Co. Ltd.	9,000	247,598
Japan Tobacco Inc.	80	250,067
Marubeni Corp.	64,000	283,058
Mizuho Financial Group Inc.	140,400	326,196
Shiseido Co. Ltd.	10,000	163,596
Sumitomo Realty & Development Co. Ltd.	8,000	146,070

		2,130,604

Malaysia (1.25%)
Genting Berhad	98,400	157,669
Sime Darby Berhad	98,000	193,327

		350,996

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Mexico (1.53%)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	45,785	$427,632

Netherlands (1.40%)
ASML Holding NV- NY Reg.	9,601	208,101
Royal Dutch Shell PLC Class A	7,312	183,217

		391,318

Norway (0.67%)
Norsk Hydro ASA (b)	16,200	83,472
StatoilHydro ASA	5,300	104,692

		188,164

Singapore (3.84%)
Capital and Ltd.	110,500	280,951
DBS Group Holdings Ltd.	48,176	390,570
Keppel Corp. Ltd.	38,000	180,125
Singapore Airlines Ltd.	9,000	82,397
United Overseas Bank Ltd.	14,000	141,271

		1,075,314

South Africa (0.58%)
AngloGold Ashanti Ltd. Sponsored ADR	4,400	161,172

South Korea (0.25%)
Hyundai Motor Co.	1,214	70,216

Spain (4.14%)
Banco Bilbao Vizcaya Argentaria SA	12,449	156,751
Gamesa Corp Tecnologica SA	16,290	310,570
Telefonica SA	30,472	692,005

		1,159,326

Sweden (1.78%)
Atlas Copco AB Class A	24,900	250,723
Hennes & Mauritz AB (H&M) B Shares	1,412	70,507
Investor AB B Shares	9,000	139,163
Sandvik AB	5,000	37,267

		497,660

Switzerland (13.79%)
ABB Ltd. Reg. (b)	29,201	461,104
Actelion Ltd. Reg. (b)	2,391	125,322
Compagnie Financiere Richemont SA Class A	3,718	77,514
Credit Suisse Group AG Reg.	12,958	593,684
Holcim Ltd. (b)	3,675	209,233
Julius Baer Holding AG Reg.	4,961	192,944
Lonza Group AG Reg.	3,612	359,313
Nestle SA	16,621	627,583
Novartis AG	2,400	97,697
Roche Holding AG	1,700	231,629

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Syngenta AG Reg.	1,016	$236,389
Transocean Ltd. (b)	6,556	487,045
UBS AG Reg. (Virt-x) (b)	13,300	163,303

		3,862,760

Taiwan (2.21%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	65,810	619,272

United Kingdom (12.17%)
Anglo American PLC	9,400	274,848
BG Group PLC	21,242	357,709
BP PLC	84,733	669,545
British American Tobacco PLC	5,968	164,742
Cadbury PLC	22,365	191,169
Diageo PLC	17,499	251,341
Imperial Tobacco Group PLC	5,313	138,284
Lloyds TSB Group PLC	67,138	77,396
Reckitt Benckiser Group PLC	3,315	151,389
Standard Chartered PLC	14,467	272,024
Tesco PLC	25,863	151,036
Vodafone Group PLC	244,512	475,562
Xstrata PLC	21,666	235,472

		3,410,517

United States (0.25%)
NII Holdings Inc. (b)	3,662	69,834

Total Common Stocks
(cost $29,896,100)		25,280,037

Preferred Stocks (4.36%) (a)
Brazil (4.36%)
Banco Bradesco SA Pfd.	21,600	317,469
Companhia Vale do Rio Doce Pfd. A	12,000	184,333
Petroleo Brasileiro SA Pfd.	33,400	554,990
Suzano Papel e Celulose SA (b)	21,800	166,768

		1,223,560

Total Preferred Stocks
(cost $1,706,571)		1,223,560

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Prinicpal amount	Value
Repurchase Agreement (5.72%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 6/30/2009. to be repurchased at $1,601,992 on 07/01/2009	$1,601,991	$1,601,991

Total Repurchase Agreement
(cost $1,601,991)		1,601,991

TOTAL INVESTMENTS (100.31%)
(cost $33,204,662)		28,105,588
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.31%)		(87,591)

NET ASSETS (100.0%)		$28,017,997

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.
(b)	Non-income producing security.
(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.
(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 5.00%, a maturity date of September 15, 2024 and a market value of $1,635,172 as of June 30, 2009.

ADR - American Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$6,273,787	22.33
United States Dollar	5,677,607	20.20
British Pound	3,696,758	13.15
Swiss Franc	3,375,715	12.01
Japanese Yen	2,130,604	7.58
Hong Kong Dollar	1,659,581	5.90
Brazilian Real	1,403,195	4.99
Danish Krone	1,170,971	4.17
Singapore Dollar	1,075,314	3.83
Swedish Krona	497,660	1.77
Australian Dollar	364,986	1.30
Malaysian Ringgit	350,996	1.25
Norwegian Krone	188,164	0.67
Canadian Dollar	170,034	0.60
South Korean Won	70,216	0.25

Total Investments	$28,105,588	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$6,074,603	21.68
Energy	3,857,260	13.77
Industrials	3,826,230	13.66
Consumer Staples	3,325,472	11.86
Materials	3,160,007	11.28
Health Care	1,919,547	6.85
Consumer Discretionary	1,798,222	6.41
Telecommunication Services	1,417,624	5.06
Information Technology	879,259	3.14
Utilities	245,373	0.88

Total Stocks	26,503,597	94.59
Repurchase Agreement	1,601,991	5.72
Liabilities, Net of Cash and Other Assets	(87,591)	(0.31)

Net Assets	$28,017,997	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.81%)
Aerospace/Defense (1.45%)
Boeing Co.	33,382	$1,418,735
General Dynamics Corp.	17,734	982,286
Lockheed Martin Corp.	15,033	1,212,412
Northrop Grumman Corp.	14,936	682,277
Raytheon Co.	18,175	807,515
Rockwell Collins Inc.	7,206	300,706

		5,403,931

Agriculture, Foods, & Beverage (4.79%)
Archer-Daniels-Midland Co.	29,363	786,048
Campbell Soup Co.	9,299	273,577
CF Industries Holdings Inc.	2,450	181,643
Coca-Cola Enterprises Inc.	14,364	239,161
ConAgra Foods Inc.	20,635	393,303
Constellation Brands Inc. (a)	8,802	111,609
Dean Foods Co. (a)	8,109	155,612
Dr. Pepper Snapple Group Inc. (a)	11,560	244,956
General Mills Inc.	15,172	849,936
H.J. Heinz Co.	14,399	514,044
Hormel Foods Corp.	3,208	110,804
J.M. Smucker Co.	5,380	261,791
Kellogg Co.	11,536	537,232
Kraft Foods Inc. Class A	67,418	1,708,372
McCormick & Co. Inc.	6,017	195,733
Molson Coors Brewing Co. Class B	6,857	290,257
Pepsi Bottling Group Inc.	6,191	209,503
PepsiCo Inc.	71,422	3,925,353
Reynolds American Inc.	7,742	298,996
Sara Lee Corp.	32,179	314,067
Sysco Corp.	27,238	612,310
The Coca-Cola Co.	91,357	4,384,222
The Hershey Co.	7,597	273,492
Tyson Foods Inc.	14,075	177,486
Whole Foods Market Inc.	6,485	123,085
Yum! Brands Inc.	21,068	702,407

		17,874,999

Airlines (0.06%)
Southwest Airlines Co.	34,042	229,103

Automotive (0.69%)
Ford Motor Co. (a)	145,137	880,982
Genuine Parts Co.	7,208	241,900
Goodyear Tire & Rubber Co. (a)	10,751	121,056
Harley-Davidson Inc.	10,686	173,220
ITT Corp.	8,280	368,460
O’Reilly Automotive Inc. (a)	6,198	236,020
Paccar Inc.	16,560	538,366

		2,560,004

	Shares	Value
Common Stocks (Cont.)
Banks (6.37%)
Bank of America Corp.	370,498	$4,890,574
Bank of New York Mellon Corp.	54,766	1,605,191
BB&T Corp.	29,098	639,574
Comerica Inc.	6,815	144,137
Fifth Third Bancorp	33,667	239,036
Hudson City Bancorp Inc.	23,987	318,787
Huntington Bancshares Inc.	24,903	104,094
JPMorgan Chase & Co.	178,719	6,096,105
M&T Bank Corp.	3,511	178,815
Northern Trust Corp.	10,943	587,420
PNC Financial Services Group Inc.	21,086	818,348
State Street Corp.	22,619	1,067,617
Suntrust Banks Inc.	21,288	350,188
US Bancorp	86,867	1,556,657
Wells Fargo & Co.	213,300	5,174,658

		23,771,201

Building Materials & Construction (0.38%)
Centex Corp.	5,650	47,799
DR Horton Inc.	12,481	116,822
Fluor Corp.	8,312	426,322
KB Home	3,601	49,262
Leggett & Platt Inc.	7,272	110,753
Lennar Corp.	6,433	62,336
Masco Corp.	16,380	156,920
Pulte Homes Inc.	9,834	86,834
Stanley Works	3,565	120,640
Vulcan Materials Co.	5,583	240,627

		1,418,315

Chemicals (1.73%)
Air Products & Chemicals Inc.	9,657	623,746
E.I. du Pont de Nemours & Co.	41,347	1,059,310
Eastman Chemical Co.	3,208	121,583
International Flavors & Fragrances Inc.	3,518	115,109
Monsanto Co.	25,070	1,863,704
Pall Corp.	5,435	144,354
PPG Industries Inc.	7,476	328,196
Praxair Inc.	14,185	1,008,128
Sealed Air Corp.	7,175	132,379
Sigma-Aldrich Corp.	5,665	280,757
The Dow Chemical Co.	49,290	795,540

		6,472,806

Commercial Service/Supply (1.58%)
Apollo Group Inc. Class A (a)	4,900	348,488
Ball Corp.	4,389	198,207
Cintas Corp.	6,074	138,730
Convergys Corp. (a)	5,349	49,639
Dun & Bradstreet Corp.	2,457	199,533

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Eastman Kodak Co.	11,724	$34,703
Ecolab Inc.	7,779	303,303
Equifax Inc.	5,826	152,059
Fastenal Co.	5,858	194,310
Interpublic Group of Companies Inc. (a)	21,302	107,575
Iron Mountain Inc. (a)	8,215	236,181
Jacobs Engineering Group Inc. (a)	5,668	238,566
Monster Worldwide Inc. (a)	5,557	65,628
Moody’s Corp.	8,981	236,649
Omnicom Group Inc.	14,105	445,436
Owens-Illinois Inc. (a)	7,636	213,884
Pactiv Corp. (a)	5,936	128,989
Paychex Inc.	14,618	368,374
Pitney Bowes Inc.	9,458	207,414
Republic Services Inc.	14,623	356,947
Robert Half International Inc.	7,064	166,852
RR Donnelley & Sons Co.	9,573	111,238
Ryder System Inc.	2,542	70,973
Snap-On Inc.	2,599	74,695
Waste Management Inc.	22,522	634,220
WW Grainger Inc.	2,946	241,219
Wyndham Worldwide Corp.	7,949	96,342
Xerox Corp.	39,735	257,483

		5,877,637

Computer Software & Services (5.44%)
Adobe Systems Inc. (a)	24,185	684,435
Affiliated Computer Services Inc. Class A (a)	4,501	199,934
Autodesk Inc. (a)	10,321	195,893
Automatic Data Processing Inc.	23,070	817,601
BMC Software Inc. (a)	8,642	292,013
CA Inc.	17,934	312,590
Computer Sciences Corp. (a)	6,885	305,006
Compuware Corp. (a)	11,536	79,137
DeVry Inc.	2,824	141,313
eBay Inc. (a)	49,365	845,622
Electronic Arts Inc. (a)	14,819	321,869
EMC Corp. (a)	92,219	1,208,069
Intuit Inc. (a)	14,608	411,361
Juniper Networks Inc. (a)	24,168	570,365
McAfee Inc. (a)	6,993	295,035
Microsoft Corp.	350,960	8,342,319
NetApp Inc. (a)	15,250	300,730
Oracle Corp.	173,784	3,722,453
Western Digital Corp. (a)	10,193	270,115
Yahoo! Inc. (a)	63,961	1,001,629

		20,317,489

	Shares	Value
Common Stocks (Cont.)
Computers (4.77%)
Apple Inc. (a)	40,873	$5,821,541
Dell Inc. (a)	79,511	1,091,686
Hewlett-Packard Co.	109,466	4,230,861
International Business Machines Corp.	60,587	6,326,495
Sun Microsystems Inc. (a)	34,241	315,702

		17,786,285

Consumer & Marketing (5.16%)
Altria Group Inc.	94,764	1,553,182
Avery Dennison Corp.	5,093	130,788
Avon Products Inc.	19,631	506,087
Black & Decker Corp.	2,722	78,013
Brown-Forman Corp. Class B (a)	4,461	191,734
Clorox Co.	6,385	356,475
Colgate-Palmolive Co.	22,965	1,624,544
Danaher Corp.	11,727	724,025
Darden Restaurants Inc.	6,380	210,412
Fortune Brands Inc.	6,827	237,170
Harman International Industries Inc.	2,641	49,651
Hasbro Inc.	5,704	138,265
Kimberly-Clark Corp.	18,942	993,129
Lorillard Inc.	7,762	526,031
Mattel Inc.	16,407	263,332
Newell Rubbermaid Inc.	12,557	130,718
Philip Morris International Inc.	89,995	3,925,582
Starbucks Corp. (a)	33,798	469,454
The Estee Lauder Companies	5,223	170,636
The Procter & Gamble Co.	133,638	6,828,902
Whirlpool Corp.	3,386	144,108

		19,252,238

Electronic/Electrical Manufacturing (3.99%)
Advanced Micro Devices Inc. (a)	26,755	103,542
Agilent Technologies Inc. (a)	16,155	328,108
Applied Materials Inc.	61,655	676,355
Emerson Electric Co.	34,591	1,120,748
General Electric Co.	484,714	5,680,848
Intel Corp.	255,301	4,225,232
KLA-Tencor Corp.	7,877	198,894
Linear Technology Corp.	10,081	235,391
LSI Corp. (a)	29,117	132,774
Micron Technology Inc. (a)	38,790	196,277
Molex Inc.	6,542	101,728
National Semiconductor Corp.	8,841	110,955
PerkinElmer Inc.	5,315	92,481
Rockwell Automation Inc.	6,366	204,476
Texas Instruments Inc.	58,596	1,248,095
Waters Corp. (a)	4,502	231,718

		14,887,622

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (5.08%)
American Express Co.	54,398	$1,264,209
Ameriprise Financial Inc.	11,686	283,619
Apartment Investment and Management Co.	5,463	48,348
AvalonBay Communities Inc.	3,617	202,335
Boston Properties Inc.	5,541	264,306
Capital One Financial Corp.	20,545	449,525
CB Richard Ellis Group Inc. Class A (a)	10,194	95,416
Charles Schwab Corp.	42,851	751,606
CIT Group Inc.	17,144	36,860
Citigroup Inc.	251,200	746,064
CME Group Inc.	3,061	952,308
Discover Financial Services	21,812	224,009
E*TRADE Financial Corp. (a)	46,136	59,054
Equity Residential	12,497	277,808
Federated Investors Inc. Class B	4,162	100,263
Fidelity National Information Services	8,770	175,049
First Horizon National Corp. (a)	9,853	118,236
Franklin Resources Inc.	6,941	499,821
Goldman Sachs Group Inc.	23,045	3,397,755
H&R Block Inc.	15,520	267,410
HCP Inc.	12,482	264,494
Healthcare Realty Trust Inc.	5,031	171,557
Host Hotels & Resorts Inc.	27,542	231,077
IntercontinentalExchange Inc. (a)	3,352	382,932
Invesco Ltd.	18,843	335,782
Janus Capital Group Inc.	7,136	81,350
KeyCorp	32,431	169,938
Kimco Realty Corp.	14,828	149,021
Legg Mason Inc.	6,410	156,276
Leucadia National Corp. (a)	8,055	169,880
Marshall & Ilsley Corp.	16,141	77,477
MasterCard Inc. Class A	3,331	557,310
MBIA Inc. (a)	8,949	38,749
Morgan Stanley	61,923	1,765,425
NASDAQ OMX Group Inc. (a)	6,196	132,037
NYSE Euronext	12,119	330,243
People’s United Financial Inc.	15,808	237,752
Principal Financial Group Inc.	14,227	268,037
ProLogis	19,255	155,195
Public Storage	5,773	378,016
Regions Financial Corp.	50,217	202,877
Simon Property Group Inc.	12,577	646,835
SLM Corp. (a)	21,132	217,026
T Rowe Price Group Inc.	11,794	491,456
Ventas Inc.	7,170	214,096
Vornado Realty Trust	7,272	327,458
Western Union Co.	32,517	533,279
Zions Bancorporation	5,189	59,985

		18,959,561

	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (0.25%)
International Paper Co.	19,483	$294,778
MeadWestvaco Corp.	7,757	127,292
Plum Creek Timber Co. Inc.	7,540	224,541
Weyerhaeuser Co.	9,630	293,041

		939,652

Health Care (13.46%)
Abbott Laboratories	70,920	3,336,077
Aetna Inc.	20,705	518,660
Allergan Inc.	14,020	667,072
AmerisourceBergen Corp.	14,137	250,790
Amgen Inc. (a)	46,483	2,460,810
Baxter International Inc.	27,830	1,473,877
Becton Dickinson & Co.	11,034	786,834
Biogen Idec Inc. (a)	13,326	601,669
Boston Scientific Corp. (a)	69,072	700,390
Bristol-Myers Squibb Co.	90,899	1,846,159
Cardinal Health Inc.	16,530	504,992
Celgene Corp. (a)	21,090	1,008,946
Cephalon Inc. (a)	3,164	179,241
Coventry Health Care Inc. (a)	6,733	125,974
CR Bard Inc.	4,526	336,961
DaVita Inc. (a)	4,749	234,886
DENTSPLY International Inc.	6,775	206,773
Eli Lilly & Co.	46,372	1,606,326
Express Scripts Inc. (a)	12,413	853,394
Forest Laboratories Inc. (a)	13,822	347,070
Genzyme Corp. (a)	12,389	689,696
Gilead Sciences Inc. (a)	41,645	1,950,652
Hospira Inc. (a)	7,249	279,231
Humana Inc. (a)	7,673	247,531
IMS Health Inc.	8,252	104,800
Intuitive Surgical Inc. (a)	1,769	289,514
Johnson & Johnson	126,337	7,175,942
King Pharmaceuticals Inc. (a)	11,171	107,577
Laboratory Corp. of America Holdings (a)	4,977	337,391
Life Technologies Corp. (a)	7,867	328,211
McKesson Corp.	12,578	553,432
Medco Health Solutions Inc. (a)	22,220	1,013,454
Medtronic Inc.	51,328	1,790,834
Merck & Co. Inc.	96,759	2,705,382
Mylan Inc. (a)	14,045	183,287
Patterson Companies Inc. (a)	4,127	89,556
Pfizer Inc.	309,587	4,643,805
Quest Diagnostics Inc.	6,984	394,107
Schering-Plough Corp.	74,663	1,875,535
St. Jude Medical Inc. (a)	15,895	653,284
Stericycle Inc. (a)	3,892	200,555
Stryker Corp.	11,004	437,299
Tenet Healthcare Corp. (a)	18,754	52,886
UnitedHealth Group Inc.	54,723	1,366,980

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Varian Medical Systems Inc. (a)	5,683	$199,701
Watson Pharmaceuticals Inc. (a)	4,867	163,823
WellPoint Inc. (a)	22,317	1,135,712
Wyeth	61,103	2,773,465
Zimmer Holdings Inc. (a)	9,989	425,531

		50,216,074

Insurance (2.31%)
Aflac Inc.	21,425	666,103
American International Group Inc.	122,523	142,127
Aon Corp.	12,566	475,875
Assurant Inc.	5,388	129,797
Chubb Corp.	16,218	646,774
Cigna Corp.	12,501	301,149
Cincinnati Financial Corp.	7,499	167,603
Genworth Financial Inc.	19,419	135,739
Hartford Financial Services Group Inc.	14,730	174,845
Lincoln National Corp.	13,564	233,436
Loews Corp.	16,505	452,237
Marsh & McLennan Companies Inc.	23,603	475,128
MetLife Inc.	37,493	1,125,165
Progressive Corp. (a)	30,785	465,161
Prudential Financial Inc.	20,920	778,642
The Allstate Corp.	24,427	596,019
Torchmark Corp.	3,977	147,308
Travelers Companies Inc.	26,812	1,100,365
Unum Group	15,370	243,768
XL Capital Ltd. Class A	15,527	177,939

		8,635,180

Leisure, Lodging & Gaming (0.30%)
Carnival Corp.	19,922	513,390
Marriott International Inc. Class A	13,409	295,937
Starwood Hotels & Resorts Worldwide Inc.	8,488	188,433
Wynn Resorts, Ltd. (a)	3,057	107,912

		1,105,672

Machinery & Manufacturing (3.25%)
3M Co.	31,798	1,911,060
Bemis Co. Inc.	4,644	117,029
Cameron International Corp. (a)	10,140	286,962
Caterpillar Inc.	27,548	910,186
Cooper Industries Ltd. Class A	7,802	242,252
Cummins Inc.	9,230	324,988
Deere & Co.	19,472	777,906
Dover Corp.	8,491	280,967
Eaton Corp.	7,570	337,698
Flowserve Corp.	2,597	181,297
Goodrich Corp.	5,655	282,580

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.	33,693	$1,057,960
Illinois Tool Works Inc.	17,763	663,270
Johnson Controls Inc.	27,073	588,026
Manitowoc Co. Inc.	5,883	30,945
Millipore Corp. (a)	2,506	175,946
Parker Hannifin Corp.	7,474	321,083
Precision Castparts Corp.	6,433	469,802
Textron Inc.	12,314	118,953
Thermo Fisher Scientific Inc. (a)	19,262	785,312
United Technologies Corp.	43,257	2,247,634

		12,111,856

Media & Broadcasting (2.39%)
CBS Corp. Class B	30,973	214,333
Comcast Corp. Class A	132,112	1,914,303
Gannett Co. Inc.	10,358	36,978
Meredith Corp.	1,577	40,292
New York Times Co.	5,251	28,933
News Corp. Class A	105,326	959,520
Scripps Networks Interactive Class A	4,009	111,571
The DIRECTV Group Inc. (a)	23,575	582,538
The McGraw-Hill Companies Inc.	14,469	435,662
The Walt Disney Co.	85,205	1,987,833
The Washington Post Co.	280	98,610
Time Warner Cable Inc.	16,172	512,167
Time Warner Inc.	54,765	1,379,531
Viacom Inc. Class B (a)	27,893	633,171

		8,935,442

Mining & Metals (0.93%)
AK Steel Holding Corp.	5,183	99,462
Alcoa Inc.	43,306	447,351
Allegheny Technologies Inc.	4,503	157,290
Freeport-McMoRan Copper & Gold Inc.	18,827	943,421
Newmont Mining Corp.	22,417	916,183
Nucor Corp.	14,426	640,947
Titanium Metals Corp.	4,133	37,982
United States Steel Corp.	6,415	229,272

		3,471,908

Oil & Gas (11.79%)
Anadarko Petroleum Corp.	22,869	1,038,024
Apache Corp.	15,327	1,105,843
Baker Hughes Inc.	14,054	512,128
BJ Services Co.	13,315	181,483
Cabot Oil & Gas Corp.	4,789	146,735
Chesapeake Energy Corp.	25,703	509,690
Chevron Corp.	91,918	6,089,568
ConocoPhillips	68,002	2,860,164
Denbury Resources Inc. (a)	11,399	167,907

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp.	20,340	$1,108,530
Diamond Offshore Drilling Inc.	3,183	264,348
El Paso Corp.	31,927	294,686
ENSCO International Inc.	6,524	227,492
EOG Resources Inc.	11,430	776,326
Exxon Mobil Corp.	223,625	15,633,624
Halliburton Co.	41,217	853,192
Hess Corp.	13,004	698,965
Marathon Oil Corp.	32,371	975,338
Murphy Oil Corp.	8,677	471,335
Nabors Industries Ltd. (a)	13,133	204,612
National-Oilwell Varco Inc. (a)	19,032	621,585
Noble Energy Inc.	7,865	463,799
Occidental Petroleum Corp.	37,154	2,445,105
Pioneer Natural Resources Co.	5,443	138,797
Questar Corp.	7,889	245,427
Range Resources Corp.	7,167	296,785
Rowan Companies Inc.	5,214	100,734
SCANA Corp.	5,542	179,949
Schlumberger Ltd.	54,873	2,969,178
Smith International Inc.	10,039	258,504
Southwestern Energy Co. (a)	15,796	613,675
Spectra Energy Corp.	29,408	497,583
Sunoco Inc.	5,293	122,798
Tesoro Corp.	6,130	78,035
Valero Energy Corp.	25,485	430,442
Williams Companies Inc.	26,612	415,413

		43,997,799

Retailers (6.70%)
Abercrombie & Fitch Co. Class A	3,883	98,589
Amazon.com Inc. (a)	14,729	1,232,228
AutoNation Inc. (a)	4,834	83,870
AutoZone Inc. (a)	1,689	255,225
Bed Bath & Beyond Inc. (a)	11,858	364,634
Best Buy Co. Inc.	15,547	520,669
Big Lots Inc. (a)	3,662	77,012
Coach Inc.	14,810	398,093
Costco Wholesale Corp.	19,834	906,414
CVS Caremark Corp.	66,766	2,127,832
Family Dollar Stores Inc.	6,340	179,422
GameStop Corp. Class A (a)	7,432	163,578
GAP Inc.	21,382	350,665
Home Depot Inc.	77,705	1,836,169
J.C. Penney Co Inc.	10,111	290,287
Kohl’s Corp. (a)	14,016	599,184
Kroger Co.	29,865	658,523
Limited Brands Inc.	12,008	143,736
Lowe’s Companies Inc.	67,124	1,302,877
Macy’s Inc.	19,142	225,110
McDonald’s Corp.	50,638	2,911,179
Nordstrom Inc.	7,244	144,083

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
Office Depot Inc. (a)	12,754	$58,158
RadioShack Corp.	5,919	82,629
Safeway Inc.	19,482	396,848
Sears Holdings Corp. (a)	2,587	172,087
Staples Inc.	32,686	659,277
Supervalu Inc.	9,710	125,745
Target Corp.	34,432	1,359,031
The Sherwin-Williams Co.	4,512	242,520
Tiffany & Co.	5,642	143,081
TJX Companies Inc.	19,116	601,389
Wal-Mart Stores Inc.	102,348	4,957,737
Walgreen Co.	45,354	1,333,408

		25,001,289

Technology (3.88%)
Akamai Technologies Inc. (a)	7,789	149,393
Altera Corp.	13,769	224,159
Amphenol Corp. Class A	8,045	254,544
Analog Devices Inc.	13,223	327,666
Broadcom Corp. Class A (a)	19,581	485,413
Citrix Systems Inc. (a)	8,285	264,209
Cognizant Technology Solutions Corp. (a)	13,265	354,175
Expedia Inc. (a)	9,313	140,719
Fiserv Inc. (a)	7,235	330,639
FLIR Systems Inc. (a)	6,841	154,333
FMC Technologies Inc. (a)	5,777	217,100
Google Inc. Class A (a)	10,998	4,636,647
International Game Technology	13,198	209,848
Jabil Circuit Inc.	9,645	71,566
L-3 Communications Holdings Inc.	5,418	375,901
Lexmark International Inc. (a)	3,720	58,962
MEMC Electronic Materials Inc. (a)	10,276	183,016
Microchip Technology Inc.	8,407	189,578
Novell Inc. (a)	15,330	69,445
Novellus Systems Inc. (a)	4,476	74,749
NVIDIA Corp. (a)	24,702	278,886
QLogic Corp. (a)	5,925	75,129
QUALCOMM Inc.	75,818	3,426,974
Quanta Services Inc. (a)	8,928	206,505
Salesforce.com Inc. (a)	4,849	185,086
SanDisk Corp. (a)	10,228	150,249
Symantec Corp. (a)	37,812	588,355
Teradata Corp. (a)	8,083	189,385
Teradyne Inc. (a)	7,565	51,896
Total System Services Inc.	8,965	120,041
VeriSign Inc. (a)	8,782	162,291
Xilinx Inc.	12,579	257,366

		14,464,225

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (5.37%)
American Tower Corp. Class A (a)	18,166	$572,774
AT&T Inc.	270,525	6,719,841
CenturyTel Inc.	4,634	142,264
Ciena Corp. (a)	3,843	39,775
Cisco Systems Inc. (a)	264,524	4,930,727
Corning Inc.	71,256	1,144,371
Embarq Corp.	6,483	272,675
Frontier Communications Corp.	14,285	101,995
Harris Corp.	6,098	172,939
JDS Uniphase Corp. (a)	9,653	55,215
MetroPCS Communications Inc. (a)	11,598	154,370
Motorola Inc.	104,490	692,769
Qwest Communications International Inc.	67,718	281,030
Sprint Nextel Corp. (a)	131,483	632,433
Tellabs Inc. (a)	17,918	102,670
Verizon Communications Inc.	130,368	4,006,209

		20,022,057

Textiles & Clothing (0.34%)
NIKE Inc. Class B	17,852	924,376
Polo Ralph Lauren Corp.	2,576	137,919
VF Corp.	4,054	224,389

		1,286,684

Transportation (1.93%)
Burlington Northern Santa Fe Corp.	12,813	942,268
CH Robinson Worldwide Inc.	7,742	403,745
CSX Corp.	18,020	624,033
Expeditors International of Washington Inc.	9,699	323,365
FedEx Corp.	14,274	793,920
Norfolk Southern Corp.	16,884	636,020
Union Pacific Corp.	23,230	1,209,354
United Parcel Service Inc. Class B	45,647	2,281,893

		7,214,598

Utilities & Energy (4.42%)
Allegheny Energy Inc.	7,754	198,890
Ameren Corp.	9,722	241,981
American Electric Power Co. Inc.	21,394	618,073
CenterPoint Energy Inc.	15,843	175,540
CMS Energy Corp.	10,200	123,216
CONSOL Energy Inc.	8,319	282,513
Consolidated Edison Inc.	12,581	470,781
Constellation Energy Group Inc.	9,048	240,496
Dominion Resources Inc.	26,784	895,121
DTE Energy Co.	7,423	237,536
Duke Energy Corp.	58,697	856,389
Dynegy Inc. (a)	23,131	52,507

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
Edison International	14,851	$467,212
Entergy Corp.	8,984	696,440
EQT Corp.	5,881	205,306
Exelon Corp.	30,131	1,543,008
FirstEnergy Corp.	13,998	542,423
FPL Group Inc.	18,736	1,065,329
Integrys Energy Group Inc.	3,498	104,905
Massey Energy Co.	3,896	76,128
Nicor Inc.	2,047	70,867
NiSource Inc.	12,575	146,624
Northeast Utilities	7,823	174,531
Peabody Energy Corp.	12,256	369,641
Pepco Holdings Inc.	9,898	133,029
PG&E Corp.	16,748	643,793
Pinnacle West Capital Corp.	4,549	137,152
PPL Corp.	17,242	568,296
Progress Energy Inc.	12,602	476,734
Public Service Enterprise Group Inc.	23,185	756,527
Sempra Energy	11,229	557,295
TECO Energy Inc.	9,592	114,433
The AES Corp. (a)	30,625	355,556
The Southern Co.	35,645	1,110,698
Windstream Corp.	20,030	167,451
Wisconsin Energy Corp.	5,329	216,944
Xcel Energy Inc.	20,875	384,309
XTO Energy Inc.	26,569	1,013,342

		16,491,016

Total Common Stocks
(cost $498,352,123)		368,704,643

Short-term Investments (1.16%)
U.S. Treasury Bill, 0.040%, 07/23/2009 (b)	$4,327,000	4,326,684

Total Short-term Investments
(cost $4,326,877)		4,326,684

TOTAL INVESTMENTS (99.97%)
(cost $502,679,000)		373,031,327
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.03%)		111,591

NET ASSETS (100.00%)		$373,142,918

(a)	Non-income producing security.

(b)	At June 30, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.91%)
Automotive & Transportation (3.59%)
AAR Corp. (a)	8,769	$140,742
Air Transport Services Group Inc. (a)	13,027	30,223
Airtran Holdings Inc. (a)	27,811	172,150
Alaska Air Group Inc. (a)	8,271	151,028
Allegiant Travel Co. (a)	3,413	135,291
Amerco Inc. (a)	1,975	73,371
American Axle & Manufacturing Holdings Inc.	10,110	34,778
American Commercial Lines Inc. (a)	1,962	30,372
American Railcar Industries Inc.	2,027	16,743
Amerigon Inc. (a)	4,985	30,409
Arkansas Best Corp.	5,686	149,826
ArvinMeritor Inc.	16,187	71,061
ATC Technology Corp. (a)	4,557	66,077
Atlas Air Worldwide Holdings Inc. (a)	3,976	92,203
Avis Budget Group Inc. (a)	23,628	133,498
Bristow Group Inc. (a)	6,590	195,262
CAI International Inc. (a)	1,609	8,206
Celadon Group Inc. (a)	4,880	40,943
China Automotive Systems Inc. (a)	1,887	10,379
Cooper Tire & Rubber Co.	13,532	134,237
Dana Holding Corp. (a)	21,736	27,822
DHT Maritime Inc.	10,655	55,513
Dorman Products Inc. (a)	2,397	33,151
Dynamex Inc. (a)	2,021	31,103
Eagle Bulk Shipping Inc.	10,273	48,180
Force Protection Inc. (a)	16,097	142,297
Forward Air Corp.	6,566	139,987
Freightcar America Inc.	2,628	44,177
Fuel Systems Solutions Inc. (a)	2,841	57,360
Genco Shipping & Trading Ltd.	5,974	129,755
General Maritime Corp.	11,234	111,104
Genesee & Wyoming Inc. (a)	7,596	201,370
Golar LNG Ltd.	7,756	66,314
Greenbrier Companies Inc.	3,591	25,819
GulfMark Offshore Inc. (a)	5,102	140,815
Hawaiian Holdings Inc. (a)	12,449	74,943
Heartland Express Inc.	11,509	169,413
Horizon Lines Inc.	6,887	26,584
Hub Group Inc. (a)	8,552	176,513
International Shipholding Corp.	1,325	35,722
Jetblue Airways Corp. (a)	53,367	227,877
Knight Transportation Inc.	13,038	215,779
Knightsbridge Tankers Ltd.	3,754	51,205
Lear Corp. (a)	14,087	7,044
Marine Products Corp.	2,326	8,723
Marten Transport Ltd. (a)	3,359	69,733
Miller Industries Inc. (a)	2,369	20,847
Modine Manufacturing Co.	7,083	33,998
Nordic American Tanker Shipping Ltd.	9,596	305,345
Odyssey Marine Exploration Inc. (a)	13,380	21,408
Old Dominion Freight Line Inc. (a)	6,295	211,323
Pacer International Inc.	7,619	16,990

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Patriot Transportation Holding Inc. (a)	296	$21,587
PHI Inc. (a)	2,963	50,786
Polaris Industries Inc.	7,085	227,570
Portec Rail Products Inc.	1,572	15,484
Republic Airways Holdings Inc. (a)	7,666	50,059
Saia Inc. (a)	3,073	55,345
Ship Finance International Ltd.	10,175	112,230
SkyWest Inc.	12,875	131,325
Spartan Motors Inc.	7,181	81,361
Standard Motor Products Inc.	3,672	30,367
Stoneridge Inc. (a)	3,207	15,426
Superior Industries International Inc.	5,059	71,332
TBS International Ltd. Class A (a)	2,998	23,414
Tenneco Inc. (a)	10,771	114,173
Todd Shipyards Corp.	1,354	22,544
UAL Corp. (a)	32,349	103,193
Ultrapetrol Bahamas Ltd. (a)	5,484	24,294
Universal Truckload Services Inc.	1,364	21,347
US Airways Group Inc. (a)	30,651	74,482
US Auto Parts Network Inc. (a)	2,942	11,091
USA Truck Inc. (a)	1,825	24,692
Werner Enterprises Inc.	9,721	176,145
Winnebago Industries Inc.	6,470	48,072
Wonder Auto Technology Inc. (a)	3,213	32,548
YRC Worldwide Inc. (a)	12,541	21,696

		6,205,576

Consumer Discretionary (17.34%)
1-800-FLOWERS.COM Inc. (a)	5,927	11,380
99 Cents Only Stores (a)	10,724	145,632
ABM Industries Inc.	10,452	188,868
Administaff Inc.	4,737	110,230
Advisory Board Co. (a)	3,585	92,134
AFC Enterprises (a)	5,950	40,163
Ambassadors Group Inc.	4,188	57,669
America’s Car-Mart Inc. (a)	2,197	45,039
American Apparel Inc. (a)	7,425	27,027
American Greetings Corp.	9,368	109,418
American Public Education Inc. (a)	4,209	166,718
American Woodmark Corp.	2,358	56,474
Ameristar Casinos Inc.	5,851	111,345
AMN Healthcare Services Inc. (a)	7,429	47,397
AnnTaylor Stores Corp. (a)	13,596	108,496
APAC Customer Services Inc. (a)	5,956	30,554
Arbitron Inc.	6,105	97,008
Asbury Automotive Group Inc.	7,435	76,134
Ascent Media Corp. Class A (a)	3,271	86,943
Bally Technologies Inc. (a)	12,462	372,863
Bare Escentuals Inc. (a)	15,364	136,279
Barrett Business Services Inc.	1,808	18,984
bebe stores inc.	5,533	38,067
Belo Corp. Class A	19,572	35,034

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Benihana Inc. Class A (a)	3,103	$19,611
Big 5 Sporting Goods Corp.	5,067	56,041
BJ’s Restaurants Inc. (a)	4,595	77,518
Blue Nile Inc. (a)	2,835	121,877
Blyth Inc.	1,375	45,086
Bob Evans Farms Inc.	6,957	199,944
Books-A-Million Inc.	1,675	11,909
Borders Group Inc. (a)	11,312	41,628
Bowne & Co. Inc.	6,022	39,203
Bridgepoint Education Inc. (a)	3,231	54,927
Brightpoint Inc. (a)	11,001	68,976
Brown Shoe Co. Inc.	9,296	67,303
Brunswick Corp.	20,406	88,154
Buckle Inc.	5,752	182,741
Buffalo Wild Wings Inc. (a)	4,053	131,804
Build-A-Bear Workshop Inc. (a)	3,308	14,787
Cabela’s Inc. (a)	9,300	114,390
California Pizza Kitchen Inc. (a)	4,628	61,506
Callaway Golf Co.	14,557	73,804
Capella Education Co. (a)	3,300	197,835
Carmike Cinemas Inc.	2,584	21,654
Carrols Restaurant Group Inc. (a)	2,666	17,756
Carter’s Inc. (a)	12,917	317,887
Cato Corp. Class A	6,403	111,668
CBIZ Inc. (a)	10,141	72,204
CDI Corp.	2,940	32,781
CEC Entertainment Inc. (a)	5,340	157,423
Central Garden & Pet Co. (a)	14,270	140,559
Cenveo Inc. (a)	10,556	44,652
Charlotte Russe Holding Inc. (a)	4,583	59,029
Charming Shoppes Inc. (a)	26,290	97,799
Chattem Inc. (a)	4,409	300,253
Cheesecake Factory Inc. (a)	13,617	235,574
Chemed Corp.	5,166	203,954
Cherokee Inc.	1,879	37,242
Children’s Place Retail Stores Inc. (a)	5,339	141,110
China Green Agriculture Inc. (a)	1,940	15,695
ChinaCast Education Corp. (a)	6,846	48,744
Chindex International Inc. (a)	3,254	40,252
Christopher & Banks Corp.	7,821	52,479
Churchill Downs Inc.	2,112	71,090
Cinemark Holdings Inc.	7,491	84,798
Citi Trends Inc. (a)	3,332	86,232
CKE Restaurants Inc.	11,292	95,756
CKX Inc. (a)	13,494	95,672
Coinstar Inc. (a)	6,855	183,028
Coldwater Creek Inc. (a)	12,485	75,659
Collective Brands Inc. (a)	14,869	216,641
Columbia Sportswear Co.	2,720	84,102
Compass Diversified Holdings	5,227	42,286
Conn’s Inc. (a)	2,383	29,788
Consolidated Graphics Inc. (a)	2,187	38,098
Core-Mark Holding Co. Inc. (a)	2,250	58,635

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Corinthian Colleges Inc. (a)	18,216	$308,397
Cornell Companies Inc. (a)	2,436	39,488
Corporate Executive Board Co.	7,661	159,042
CoStar Group Inc. (a)	4,478	178,538
Courier Corp.	2,394	36,532
CPI Corp.	1,179	20,031
CRA International Inc. (a)	2,428	67,401
Cracker Barrel Old Country Store Inc.	5,161	143,992
Crocs Inc. (a)	18,277	62,142
Cross Country Healthcare Inc. (a)	6,774	46,537
Crown Media Holdings Inc. (a)	3,483	5,817
CSS Industries Inc.	1,725	35,156
Deckers Outdoor Corp. (a)	3,019	212,145
Denny’s Corp. (a)	20,836	44,797
Destination Maternity Corp. (a)	1,114	18,582
DG FastChannel Inc. (a)	4,147	75,890
Diamond Management & Technology Consultants Inc.	5,601	23,524
Dice Holdings Inc. (a)	3,184	14,806
Dillard’s Inc. Class A	11,850	109,020
DineEquity Inc.	4,000	124,760
Dolan Media Co. (a)	6,958	88,993
Dollar Thrifty Automotive Group Inc. (a)	4,874	67,992
Domino’s Pizza Inc. (a)	8,522	63,830
Dover Downs Gaming & Entertainment Inc.	3,524	16,387
Dress Barn Inc. (a)	10,270	146,861
drugstore.com Inc. (a)	18,300	33,306
DSW Inc. (a)	2,806	27,639
DTS Inc. (a)	3,911	105,871
DynCorp International Inc. Class A (a)	5,693	95,585
E.W. Scripps Co. Class A	6,813	14,239
EarthLink Inc. (a)	24,459	181,241
Eastman Kodak Co.	62,191	184,085
Einstein Noah Restaurant Group Inc. (a)	955	8,261
Elizabeth Arden Inc. (a)	5,393	47,081
Ennis Inc.	5,646	70,349
Ethan Allen Interiors Inc.	5,426	56,213
Exponent Inc. (a)	3,170	77,697
EZCORP Inc. (a)	10,111	108,997
Female Health Co. (a)	3,747	17,986
FGX International Holdings Ltd. (a)	3,090	35,164
First Advantage Corp. Class A (a)	2,252	34,253
Fisher Communications Inc.	1,344	17,190
Forrester Research Inc. (a)	3,556	87,300
Fossil Inc. (a)	10,657	256,621
Franklin Covey Co. (a)	3,003	18,709
Fred’s Inc.	9,157	115,378
Frisch’s Restaurants Inc.	527	15,568
Fuqi International Inc. (a)	2,130	44,112
Furniture Brands International Inc.	9,133	27,673
G&K Services Inc. Class A	4,147	87,709
G-III Apparel Group Ltd. (a)	2,905	33,378

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaiam Inc. (a)	3,939	$21,546
Gander Mountain Co. (a)	1,667	10,002
Gaylord Entertainment Co. (a)	7,999	101,667
Genesco Inc. (a)	4,217	79,322
Geo Group Inc. (a)	11,766	218,612
Global Sources Ltd. (a)	4,005	28,876
Grand Canyon Education Inc. (a)	3,674	61,650
Great Wolf Resorts Inc. (a)	6,249	12,748
Group 1 Automotive Inc.	5,584	145,296
GSI Commerce Inc. (a)	5,854	83,420
Gymboree Corp. (a)	6,617	234,771
Harte-Hanks Inc.	8,667	80,170
Haverty Furniture Companies Inc.	4,011	36,701
Hawkins Inc.	2,033	45,905
Heidrick & Struggles International Inc.	3,844	70,153
Helen of Troy Ltd. (a)	6,630	111,318
Hibbett Sports Inc. (a)	6,347	114,246
Hooker Furniture Corp.	2,155	24,739
Hot Topic Inc. (a)	9,743	71,221
Houston Wire & Cable Co.	3,904	46,497
HSN Inc. (a)	9,227	97,529
ICF International Inc. (a)	2,051	56,587
Iconix Brand Group Inc. (a)	13,878	213,444
ICT Group Inc. (a)	2,157	18,831
inContact Inc. (a)	6,389	17,506
infoGROUP Inc. (a)	7,228	41,272
Information Services Group Inc. (a)	5,591	16,829
InfoSpace Inc. (a)	7,544	50,017
Innodata Isogen Inc. (a)	5,040	22,075
Insight Enterprises Inc. (a)	10,209	98,619
Inter Parfums Inc.	3,080	22,607
Internap Network Services Corp. (a)	11,056	38,585
Interval Leisure Group Inc. (a)	9,193	85,679
inVentiv Health Inc. (a)	7,642	103,396
iPass Inc. (a)	11,854	18,966
Isle of Capri Casinos Inc. (a)	3,230	43,024
J. Crew Group Inc. (a)	11,455	309,514
Jack in the Box Inc. (a)	12,966	291,087
Jackson Hewitt Tax Service Inc.	6,606	41,354
JAKKS Pacific Inc. (a)	6,465	82,946
Jo-Ann Stores Inc. (a)	6,138	126,872
Jones Apparel Group Inc.	19,795	212,400
Jos. A. Bank Clothiers Inc. (a)	4,154	143,147
Journal Communications Inc. Class A	9,883	10,377
K-Swiss Inc. Class A	5,676	48,246
K12 Inc. (a)	5,479	118,072
Kelly Services Inc. Class A	5,761	63,083
Kenexa Corp. (a)	5,103	59,042
Kenneth Cole Productions Inc.	1,851	13,013
Kforce Inc. (a)	6,625	54,789
Kimball International Inc. Class B	7,002	43,692
Kirkland’s Inc. (a)	2,905	34,889
Knology Inc. (a)	6,778	58,494

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Korn/Ferry International (a)	10,254	$109,103
Krispy Kreme Doughnuts Inc. (a)	13,280	39,840
La-Z-Boy Inc.	11,284	53,260
Lakes Entertainment Inc. (a)	4,434	12,903
Lancaster Colony Corp.	4,341	191,308
Landry’s Restaurants Inc. (a)	1,692	14,551
Lawson Products Inc.	834	11,851
Leapfrog Enterprises Inc. (a)	7,131	16,330
Learning Tree International Inc. (a)	1,957	20,157
Life Time Fitness Inc. (a)	9,083	181,751
Lin TV Corp. (a)	5,603	9,413
Lincoln Educational Services (a)	2,259	47,281
Liquidity Services Inc. (a)	3,203	31,582
Lithia Motors Inc. Class A	3,921	36,230
Live Nation Inc. (a)	19,420	94,381
Liz Claiborne Inc.	22,121	63,708
LodgeNet Interactive Corp. (a)	4,779	16,249
LoopNet Inc. (a)	4,659	36,107
Luby’s Inc. (a)	4,719	19,159
Mac-Gray Corp. (a)	2,678	35,457
Maidenform Brands Inc. (a)	4,365	50,067
Mannatech Inc.	3,189	10,524
Marchex Inc. Class B	4,558	15,360
Marcus Corp.	4,404	46,330
Martha Stewart Living Omnimedia Inc. (a)	5,601	17,139
Matthews International Corp.	6,947	216,191
MAXIMUS Inc.	4,066	167,722
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,484	26,513
Mediacom Communications Corp. Class A (a)	8,650	44,202
Midas Inc. (a)	3,045	31,912
Monarch Casino & Resort Inc. (a)	2,067	15,089
Monro Muffler Brake Inc.	3,835	98,598
Morgans Hotel Group Co. (a)	5,025	19,246
Movado Group Inc.	3,484	36,721
MPS Group Inc. (a)	21,403	163,519
Multimedia Games Inc. (a)	6,238	30,940
MWI Veterinary Supply Inc. (a)	2,541	88,579
National CineMedia Inc.	9,602	132,124
National Presto Industries Inc.	1,048	79,753
Navigant Consulting Inc. (a)	11,279	145,725
Net 1 UEPS Technologies Inc. (a)	8,838	120,108
New York & Co. Inc. (a)	5,088	15,722
NIC Inc.	11,712	79,290
NIVS IntelliMedia Technology Group Inc. (a)	3,572	10,573
Nobel Learning Communities Inc. (a)	974	11,172
Nu Skin Enterprises Inc.	11,532	176,440
NutriSystem Inc.	7,041	102,094
O’Charley’s Inc.	3,981	36,824

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
OfficeMax Inc.	17,713	$111,238
On Assignment Inc. (a)	7,768	30,373
Orbitz Worldwide Inc. (a)	8,023	15,244
Orchids Paper Products Co. (a)	1,141	23,448
Orient-Express Hotels Ltd. Class A	17,824	151,326
Outdoor Channel Holdings Inc. (a)	3,518	20,756
Overstock.com Inc. (a)	3,311	39,600
Oxford Industries Inc.	3,029	35,288
Pacific Sunwear of California Inc. (a)	15,583	52,515
Pantry Inc. (a)	5,107	84,776
Papa John’s International Inc. (a)	4,936	122,363
ParkerVision Inc. (a)	8,155	24,954
PC Connection Inc. (a)	2,174	11,414
PC Mall Inc. (a)	2,421	16,366
PEP Boys-Manny Moe & Jack	11,301	114,592
Perficient Inc. (a)	6,283	43,918
Perry Ellis International Inc. (a)	2,507	18,251
PetMed Express Inc. (a)	5,206	78,246
PF Chang’s China Bistro Inc. (a)	5,357	171,745
PHH Corp. (a)	12,331	224,178
Pier 1 Imports Inc. (a)	19,613	39,226
Pinnacle Entertainment Inc. (a)	13,700	127,273
Playboy Enterprises Inc. (a)	4,731	11,875
Pool Corp.	10,899	180,487
Pre-Paid Legal Services Inc. (a)	1,597	69,613
Prestige Brands Holdings Inc. (a)	7,407	45,553
PriceSmart Inc.	3,781	63,332
Primedia Inc.	3,863	7,765
Primoris Services Corp.	1,934	14,350
Princeton Review Inc. (a)	2,918	15,786
Quiksilver Inc. (a)	27,686	51,219
RC2 Corp. (a)	3,911	51,743
Reading International Inc. Class A (a)	4,075	18,541
Red Lion Hotels Corp. (a)	3,157	15,154
Red Robin Gourmet Burgers Inc. (a)	3,697	69,319
Regis Corp.	9,944	173,125
Renaissance Learning Inc.	1,502	13,833
Rent-A-Center Inc. (a)	14,961	266,755
Rentrak Corp. (a)	2,206	36,245
Resources Connection Inc. (a)	10,299	176,834
Retail Ventures Inc. (a)	6,777	14,774
Revlon Inc. Class A (a)	4,576	24,893
REX Stores Corp. (a)	1,944	19,557
Rollins Inc.	10,166	175,974
Rosetta Stone Inc. (a)	1,461	40,090
RSC Holdings Inc. (a)	11,874	79,793
Ruby Tuesday Inc. (a)	12,642	84,196
Rush Enterprises Inc. Class A (a)	7,374	85,907
Ruth’s Hospitality Group Inc. (a)	4,036	14,812
Saks Inc. (a)	27,588	122,215
Sally Beauty Holdings Inc. (a)	22,378	142,324
Schawk Inc.	3,174	23,837
Scholastic Corp.	5,044	99,821

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
School Specialty Inc. (a)	4,122	$83,306
Sealy Corp. (a)	10,019	19,637
Shoe Carnival Inc. (a)	1,823	21,748
Shuffle Master Inc. (a)	12,413	82,050
Shutterfly Inc. (a)	4,676	65,230
Sinclair Broadcast Group Inc.	11,499	22,308
Skechers U.S.A. Inc. (a)	7,209	70,432
Sonic Automotive Inc.	5,219	53,025
Sonic Corp. (a)	14,187	142,296
Sotheby’s	15,524	219,044
Speedway Motorsports Inc.	2,987	41,101
Spherion Corp. (a)	12,355	50,903
Sport Supply Group Inc.	2,172	18,657
Stage Stores Inc.	8,860	98,346
Stamps.com Inc. (a)	2,528	21,437
Standard Parking Corp. (a)	1,731	28,198
Standard Register Co.	3,255	10,611
Stanley Furniture Company Inc.	2,423	26,144
StarTek Inc. (a)	2,801	22,464
Stein Mart Inc. (a)	5,902	52,292
Steiner Leisure Ltd. (a)	3,255	99,375
Steinway Musical Instruments Inc. (a)	1,507	16,140
Steven Madden Ltd. (a)	3,619	92,104
Stewart Enterprises Inc.	18,382	88,601
Sturm Ruger & Company Inc.	4,436	55,184
Syms Corp. (a)	1,450	10,890
Systemax Inc. (a)	2,362	28,131
Take-Two Interactive Software Inc. (a)	18,623	176,360
Talbots Inc.	5,360	28,944
TeleTech Holdings Inc. (a)	7,510	113,776
Tempur-Pedic International Inc.	17,357	226,856
Texas Roadhouse Inc. Class A (a)	11,495	125,410
The Finish Line Inc. Class A	9,369	69,518
The Knot Inc. (a)	6,846	53,946
The Men’s Wearhouse Inc.	12,074	231,579
The Providence Service Corp. (a)	2,574	28,185
The Steak n Shake Co. (a)	5,633	49,232
THQ Inc. (a)	15,313	109,641
Ticketmaster Entertainment Inc. (a)	8,772	56,316
Timberland Co. (a)	10,075	133,695
TiVo Inc. (a)	23,802	249,445
Town Sports International Holdings Inc. (a)	3,831	14,366
Tractor Supply Co. (a)	8,177	337,874
Travelzoo Inc. (a)	1,316	14,410
True Religion Apparel Inc. (a)	5,645	125,883
TrueBlue Inc. (a)	9,755	81,942
Tuesday Morning Corp. (a)	7,227	24,355
Tupperware Brands Corp.	14,279	371,540
Tween Brands Inc. (a)	5,444	36,366
Ulta Salon Cosmetics & Fragrance Inc. (a)	6,435	71,557
Under Armour Inc. Class A (a)	7,490	167,626

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
UniFirst Corp.	3,154	$117,234
United Online Inc.	19,396	126,268
United Rentals Inc. (a)	13,969	90,659
United Stationers Inc. (a)	5,390	188,003
Universal Electronics Inc. (a)	3,113	62,789
Universal Technical Institute Inc. (a)	4,457	66,543
Universal Travel Group (a)	2,351	26,308
USANA Health Sciences Inc. (a)	1,449	43,079
Vail Resorts Inc. (a)	6,687	179,345
Valassis Communications Inc. (a)	10,551	64,467
Value Line Inc.	312	10,255
ValueClick Inc. (a)	19,714	207,391
Viad Corp.	4,547	78,299
VistaPrint Ltd. (a)	9,617	410,165
Volcom Inc. (a)	4,388	54,850
Volt Information Sciences Inc. (a)	2,876	18,033
Warnaco Group Inc. (a)	10,453	338,677
Waste Services Inc. (a)	4,117	21,326
Watson Wyatt Worldwide Inc.	9,731	365,204
WD-40 Co.	3,790	109,910
West Marine Inc. (a)	3,363	18,530
Wet Seal Inc. Class A (a)	23,352	71,691
Weyco Group Inc.	1,588	36,667
Wolverine World Wide Inc.	11,210	247,293
World Fuel Services Corp.	6,644	273,932
World Wrestling Entertainment Inc.	5,070	63,679
Youbet.com Inc. (a)	7,043	23,242
Zale Corp. (a)	5,507	18,944
Zumiez Inc. (a)	4,309	34,515

		29,958,192

Consumer Staples (2.71%)
Alliance One International Inc. (a)	21,262	80,796
American Dairy Inc. (a)	1,856	73,609
American Italian Pasta Co. Class A (a)	4,861	141,649
Arden Group Inc. Class A	240	30,024
B&G Foods Inc. Class A	4,404	37,038
Boston Beer Co. Inc. (a)	2,024	59,890
Cal-Maine Foods Inc.	3,107	77,551
Caribou Coffee Company Inc. (a)	1,812	11,633
Casey’s General Stores Inc.	11,592	297,798
China-Biotics Inc. (a)	1,720	18,542
Chiquita Brands International Inc. (a)	10,572	108,469
Coca-Cola Bottling Co. Consolidated	896	49,396
Diamond Foods Inc.	3,890	108,531
Diedrich Coffee Inc. (a)	715	17,003
Farmer Brothers Co.	1,392	31,849
Fresh Del Monte Produce Inc. (a)	9,327	151,657
Hain Celestial Group Inc. (a)	9,231	144,096
Heckmann Corp. (a)	18,599	69,746
Imperial Sugar Co.	2,561	31,014
Ingles Markets Inc.	2,759	42,047

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
J&J Snack Foods Corp.	3,233	$116,065
Lance Inc.	6,397	147,963
Lifeway Foods Inc. (a)	1,050	13,545
Lululemon Athletica Inc. (a)	9,433	122,912
M & F Worldwide Corp. (a)	2,483	49,660
Medifast Inc. (a)	3,036	34,793
Nash Finch Co.	2,841	76,877
National Beverage Corp. (a)	2,198	23,409
Nutraceutical International Corp. (a)	2,555	26,546
Omega Protein Corp. (a)	4,026	16,346
Overhill Farms Inc. (a)	3,723	19,620
Peet’s Coffee & Tea Inc. (a)	2,636	66,427
Ruddick Corp.	9,824	230,176
Sanderson Farms Inc.	4,624	208,080
Schiff Nutrition International Inc. (a)	2,028	10,322
Seaboard Corp.	73	81,906
Seneca Foods Corp. Class A (a)	1,507	50,364
Sensient Technologies Corp.	11,183	252,400
Smart Balance Inc. (a)	14,460	98,473
Spartan Stores Inc.	4,803	59,605
Star Scientific Inc. (a)	14,390	12,807
Susser Holdings Corp. (a)	1,698	19,001
Synutra International Inc. (a)	4,200	46,200
The Great Atlantic & Pacific Tea Company Inc. (a)	7,747	32,925
Tootsie Roll Industries Inc.	5,385	122,186
TreeHouse Foods Inc. (a)	7,227	207,921
United Natural Foods Inc. (a)	9,769	256,436
Universal Corp.	5,724	189,522
Vector Group Ltd.	8,582	122,637
Village Super Market Inc. Class A	1,434	42,661
Weis Markets Inc.	2,424	81,252
Winn-Dixie Stores Inc. (a)	12,556	157,452
Zep Inc.	4,690	56,514
Zhongpin Inc. (a)	4,525	46,879

		4,682,220

Durable Products (7.50%)
ACCO Brands Corp. (a)	11,895	33,544
Actuant Corp. Class A	12,827	156,489
Advanced Energy Industries Inc. (a)	7,170	64,458
Aerovironment Inc. (a)	3,087	95,265
Alamo Group Inc.	1,355	13,686
Albany International Corp. Class A	6,520	74,198
Altra Holdings Inc. (a)	5,797	43,420
American Ecology Corp.	4,219	75,604
American Superconductor Corp. (a)	9,864	258,930
AO Smith Corp.	5,090	165,781
Applied Industrial Technologies Inc.	9,606	189,238
ARGON ST Inc. (a)	3,117	64,117
Arris Group Inc. (a)	28,259	343,629
Ascent Solar Technologies Inc. (a)	3,647	28,520

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Astec Industries Inc. (a)	4,045	$120,096
Astronics Corp. (a)	2,173	22,577
ATMI Inc. (a)	7,055	109,564
Audiovox Corp. (a)	3,821	22,391
Axsys Technologies Inc. (a)	2,133	114,414
AZZ Inc. (a)	2,760	94,972
Badger Meter Inc.	3,321	136,161
Baldor Electric Co.	10,572	251,508
Beazer Homes USA Inc. (a)	8,686	15,895
Belden Inc.	10,550	176,185
Blount International Inc. (a)	8,487	73,073
Brady Corp.	10,881	273,331
Briggs & Stratton Corp.	11,474	153,063
Brooks Automation Inc. (a)	14,541	65,144
Cascade Corp.	1,993	31,350
Cavco Industries Inc. (a)	1,418	35,918
Chart Industries Inc. (a)	6,460	117,443
Cognex Corp.	9,029	127,580
Cohu Inc.	5,061	45,448
Colfax Corp. (a)	6,035	46,590
Columbus McKinnon Corp. (a)	4,169	52,738
CTS Corp.	7,224	47,317
Curtiss-Wright Corp.	10,309	306,487
Cymer Inc. (a)	6,765	201,123
Darling International Inc. (a)	19,376	127,882
DDi Corp. (a)	3,392	15,366
Dionex Corp. (a)	3,978	242,777
Ducommun Inc.	2,316	43,518
DXP Enterprises Inc. (a)	1,570	18,008
Eastern Co.	1,401	23,117
Electro Scientific Industries Inc. (a)	6,284	70,255
EMCORE Corp. (a)	16,110	20,299
Energy Recovery Inc. (a)	7,814	55,323
EnPro Industries Inc. (a)	4,385	78,974
Entegris Inc. (a)	25,086	68,234
ESCO Technologies Inc. (a)	5,963	267,142
Esterline Technologies Corp. (a)	6,730	182,181
FARO Technologies Inc. (a)	3,661	56,855
Federal Signal Corp.	11,887	90,936
FEI Co. (a)	8,520	195,108
Flanders Corp. (a)	3,514	21,471
Flow International Corp. (a)	8,247	19,380
Franklin Electric Co. Inc.	5,372	139,242
Fuel Tech Inc. (a)	4,092	39,692
Fushi Copperweld Inc. (a)	3,163	26,158
GenCorp Inc. (a)	12,693	24,244
GenTek Inc. (a)	1,972	44,035
Graham Corp.	2,178	28,967
Harbin Electric Inc. (a)	2,643	41,337
Heico Corp.	5,271	191,126
Heritage-Crystal Clean Inc. (a)	977	11,871
Herman Miller Inc.	12,389	190,047
hhgregg Inc. (a)	2,421	36,702

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
HNI Corp.	10,129	$182,930
Hovnanian Enterprises Inc. (a)	10,174	24,011
Hurco Companies Inc. (a)	1,407	21,991
InterDigital Inc. (a)	9,903	242,029
Interface Inc.	11,625	72,075
Intevac Inc. (a)	4,909	42,757
John Bean Technologies Corp.	6,404	80,178
K-Tron International Inc. (a)	532	42,390
Kadant Inc. (a)	3,056	34,502
Kaman Corp.	6,135	102,455
Knoll Inc.	10,631	80,583
Kulicke & Soffa Industries Inc. (a)	14,500	49,735
Lindsay Corp.	2,777	91,919
Littelfuse Inc. (a)	4,959	98,982
LMI Aerospace Inc. (a)	1,901	19,238
M/I Homes Inc. (a)	4,289	41,989
MasTec Inc. (a)	12,081	141,589
Measurement Specialties Inc. (a)	3,091	21,792
Meritage Homes Corp. (a)	7,004	132,095
Met-Pro Corp.	3,296	35,663
Metalico Inc. (a)	5,308	24,735
Middleby Corp. (a)	3,664	160,923
Mine Safety Appliances Co.	6,171	148,721
MKS Instruments Inc. (a)	11,275	148,717
Mobile Mini Inc. (a)	7,961	116,788
Moog Inc. Class A	9,678	249,789
NACCO Industries Inc. Class A	1,318	37,853
Nordson Corp.	7,578	292,966
Oil-Dri Corporation of America	1,213	18,013
OpNext Inc. (a)	4,528	9,690
Orbital Sciences Corp. (a)	13,055	198,044
Orion Energy Systems Inc. (a)	4,775	17,906
OYO Geospace Corp. (a)	826	21,195
Perma-Fix Environmental Services (a)	12,646	30,603
Photronics Inc. (a)	9,189	37,215
Plantronics Inc.	11,333	214,307
PMFG Inc. (a)	2,844	25,056
Powell Industries Inc. (a)	1,722	63,835
Power-One Inc. (a)	17,668	26,325
Powerwave Technologies Inc. (a)	28,851	46,450
Preformed Line Products Co.	517	22,779
RAE Systems Inc. (a)	9,670	13,345
Raser Technologies Inc. (a)	12,620	35,336
Regal-Beloit Corp.	8,171	324,552
Robbins & Myers Inc.	6,161	118,599
Rofin-Sinar Technologies Inc. (a)	6,548	131,026
Rudolph Technologies Inc. (a)	6,771	37,376
Ryland Group Inc.	9,683	162,674
SatCon Technology Corp. (a)	12,108	21,794
Sauer-Danfoss Inc.	2,436	14,933
Semitool Inc. (a)	5,123	23,668
Skyline Corp.	1,501	32,647
SmartHeat Inc. (a)	1,593	10,912

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Smith & Wesson Holding Corp. (a)	12,378	$70,307
Standard Pacific Corp. (a)	23,220	47,137
Standex International Corp.	2,808	32,573
Steelcase Inc.	16,589	96,548
Sun Hydraulics Corp.	2,853	46,133
Symmetricom Inc. (a)	9,478	54,688
TAL International Group Inc.	3,230	35,207
Taser International Inc. (a)	14,850	67,716
Team Inc. (a)	4,330	67,851
Technitrol Inc.	8,988	58,152
Tecumseh Products Co. Class A (a)	4,638	45,035
Teledyne Technologies Inc. (a)	8,197	268,452
Tennant Co.	4,332	79,666
Textainer Group Holdings Ltd.	2,096	24,251
The Gormann-Rupp Co.	3,206	64,665
Titan International Inc.	8,188	61,164
Titan Machinery Inc. (a)	3,025	38,387
Triumph Group Inc.	3,762	150,480
Twin Disc Inc.	1,842	12,544
Ultratech Inc. (a)	5,186	63,840
Veeco Instruments Inc. (a)	7,033	81,512
Vicor Corp.	4,252	30,699
Watts Water Technologies Inc.	6,779	146,020
Woodward Governor Co.	13,714	271,537
X-Rite Inc. (a)	6,250	9,375
Zygo Corp. (a)	3,302	15,387

		12,954,495

Financial Services (20.18%)
1st Source Corp.	3,385	58,459
Abington Bancorp Inc.	5,360	42,666
Acadia Realty Trust	8,897	116,106
Advance America Cash Advance Centers Inc.	9,722	43,068
Advent Software Inc. (a)	3,537	115,978
Agree Realty Corp.	1,730	31,711
Aircastle Ltd.	10,241	75,271
Alexander’s Inc.	468	126,173
Alliance Financial Corp.	962	27,282
Allied Capital Corp.	41,483	144,361
Ambac Financial Group Inc.	62,982	57,943
American Campus Communities Inc.	11,829	262,367
American Capital Agency Corp.	2,189	50,281
American Capital Ltd.	49,980	160,436
American Equity Investment Life Holding Co.	11,990	66,904
American National Bankshares Inc.	1,429	27,551
American Physicians Capital Inc.	1,672	65,476
American Physicians Service Group Inc.	1,491	33,831
American Realty Investors Inc. (a)	982	10,016

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
American Safety Insurance Holdings Ltd. (a)	1,989	$27,070
Ameris Bancorp	2,760	17,443
Amerisafe Inc. (a)	4,129	64,247
Ames National Corp.	1,410	34,418
Ampal-American Israel Corp. Class A (a)	4,533	11,061
AmTrust Financial Services Inc.	5,288	60,283
Anthracite Capital Inc.	12,047	7,469
Anworth Mortgage Asset Corp.	23,721	171,028
Apollo Investment Corp.	32,371	194,226
Ares Capital Corp.	22,616	182,285
Argo Group International Holdings Ltd. (a)	7,033	198,471
Arrow Financial Corp.	2,001	54,027
Ashford Hospitality Trust Inc.	14,326	40,256
Asset Acceptance Capital Corp. (a)	3,279	25,216
Associated Estates Realty Corp.	3,257	19,412
Assured Guaranty Ltd.	14,093	174,471
Astoria Financial Corp.	19,830	170,141
Auburn National Bancorporation Inc.	555	15,818
Avatar Holdings Inc. (a)	1,336	24,275
Baldwin & Lyons Inc.	1,878	36,997
BancFirst Corp.	1,511	52,250
Banco Latinoamericano de Exportaciones SA	5,988	74,431
Bancorp Inc. (a)	2,633	15,798
Bancorp Rhode Island Inc.	860	16,951
Bank Mutual Corp.	11,083	96,644
Bank of Kentucky Financial Corp.	727	20,356
Bank of Marin Bancorp	1,209	32,583
Bank of the Ozarks Inc.	2,951	63,830
BankFinancial Corp.	4,925	43,636
Bankrate Inc. (a)	2,795	70,546
Banner Corp.	3,073	11,739
Bar Harbor Bankshares	676	20,855
Beneficial Mutual Bancorp Inc. (a)	7,546	72,442
Berkshire Hills Bancorp Inc.	3,188	66,247
BGC Partners Inc. Class A	10,804	40,947
BioMed Realty Trust Inc.	22,685	232,068
BlackRock Kelso Capital Corp.	2,843	17,712
Boston Private Financial Holdings Inc.	15,761	70,609
Bridge Bancorp Inc.	1,451	39,496
Broadpoint Gleacher Securities Inc. (a)	8,358	46,638
Brookline Bancorp Inc.	13,624	126,976
Brooklyn Federal Bancorp Inc.	733	8,246
Bryn Mawr Bank Corp.	1,505	28,399
Calamos Asset Management Inc. Class A	4,572	64,511
California First National Bancorp	849	9,679
Camden National Corp.	1,686	57,375
Cape Bancorp Inc. (a)	2,761	23,827
Capital City Bank Group Inc.	2,640	44,484

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Capital Southwest Corp.	669	$48,402
CapLease Inc.	10,014	27,639
Capstead Mortgage Corp.	14,570	185,185
Cardinal Financial Corp.	6,635	51,952
Cardtronics Inc. (a)	2,497	9,514
Care Investment Trust Inc.	2,905	15,106
Cash America International Inc.	6,782	158,631
Cass Information Systems Inc.	1,917	62,763
Cathay General Bancorp	11,207	106,579
CBL & Associates Properties Inc.	16,542	89,161
Cedar Shopping Centers Inc.	8,414	38,031
Center Bancorp Inc.	2,585	21,068
Centerstate Banks of Florida Inc.	2,020	14,988
Central Pacific Financial Corp.	6,221	23,329
Century Bancorp Inc. Class A	832	15,342
Chemical Financial Corp.	4,920	97,957
Cheviot Financial Corp.	1,064	8,512
Chicopee Bancorp Inc. (a)	1,520	19,714
Citizens & Northern Corp.	1,964	40,399
Citizens Holding Co.	931	29,047
Citizens Inc. (a)	8,189	49,789
Citizens Republic Bancorp Inc. (a)	27,649	19,631
City Holding Co.	3,631	110,237
Clifton Savings Bancorp Inc.	2,287	24,608
CNA Surety Corp. (a)	3,748	50,561
CNB Financial Corp.	2,024	28,680
CoBiz Financial Inc.	4,130	26,473
Cohen & Steers Inc.	3,684	55,076
Colonial BancGroup Inc.	44,337	27,489
Colonial Properties Trust	11,868	87,823
Columbia Banking Systems Inc.	3,985	40,767
Community Bank System Inc.	7,608	110,772
Community Trust Bancorp Inc.	3,525	94,294
CompuCredit Corp. (a)	4,225	9,718
Conseco Inc. (a)	42,931	101,746
Consolidated-Tomoka Land Co.	1,176	41,254
Cousins Properties Inc.	8,455	71,867
Crawford & Co. Class B (a)	4,811	23,093
Credit Acceptance Corp. (a)	1,302	28,449
CVB Financial Corp.	15,533	92,732
CyberSource Corp. (a)	15,702	240,241
Danvers Bancorp Inc.	3,911	52,603
DCT Industrial Trust Inc.	40,830	166,586
Delphi Financial Group Inc.	9,820	190,803
Deluxe Corp.	11,706	149,954
Developers Diversified Realty Corp.	31,900	155,672
Diamond Hill Investment Group (a)	451	18,121
DiamondRock Hospitality Co.	24,222	151,630
Dime Community Bancshares	6,297	57,366
Dollar Financial Corp. (a)	5,319	73,349
Donegal Group Inc.	2,812	42,771
Doral Financial Corp. (a)	1,174	2,935
Duff & Phelps Corp. Class A	3,770	67,031

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
DuPont Fabros Technology Inc.	6,159	$58,018
Dynex Capital Inc.	2,642	21,664
E*TRADE Financial Corp. (a)	112,024	143,391
Eagle Bancorp Inc. (a)	2,329	20,425
East West Bancorp Inc.	14,776	95,896
Eastern Insurance Holdings Inc.	1,846	17,371
EastGroup Properties Inc.	5,675	187,388
Education Realty Trust Inc.	6,267	26,885
eHealth Inc. (a)	5,471	96,618
Electro Rent Corp.	4,145	39,336
EMC Insurance Group Inc.	1,133	23,578
Employers Holdings Inc.	10,676	144,660
Encore Capital Group Inc. (a)	3,198	42,374
Enstar Group Ltd. (a)	1,550	91,217
Enterprise Bancorp Inc.	1,193	14,077
Enterprise Financial Services Corp.	2,423	22,025
Entertainment Properties Trust	7,842	161,545
Epoch Holding Corp.	2,964	25,609
Equity Lifestyle Properties Inc.	4,742	176,308
Equity One Inc.	7,569	100,365
ESB Financial Corp.	2,149	28,195
ESSA Bancorp Inc.	3,722	50,880
Euronet Worldwide Inc. (a)	11,012	213,523
Evercore Partners Inc.	2,367	46,488
Exlservice Holdings Inc. (a)	3,119	34,964
Extra Space Storage Inc.	20,653	172,453
Fair Isaac Corp.	11,064	171,049
Farmers Capital Bank Corp.	1,358	34,181
FBL Financial Group Inc.	2,889	23,863
FBR Capital Markets Corp. (a)	3,960	18,612
FCStone Group Inc. (a)	7,279	28,752
FelCor Lodging Trust Inc.	13,814	33,982
Fifth Street Finance Corp.	4,600	46,184
Financial Federal Corp.	5,829	119,786
Financial Institutions Inc.	2,403	32,825
First Acceptance Corp. (a)	3,296	7,020
First Bancorp (North Carolina)	3,147	49,345
First BanCorp (Puerto Rico)	19,017	75,117
First Bancorp Inc.	1,896	36,915
First Busey Corp.	6,141	45,136
First California Financial Group Inc. (a)	1,589	9,804
First Cash Financial Services Inc. (a)	5,335	93,469
First Commonwealth Financial Corp.	19,279	122,229
First Community Bancshares Inc.	2,044	26,245
First Defiance Financial Corp.	1,905	24,765
First Financial Bancorp	8,226	61,860
First Financial Bankshares Inc.	4,667	235,030
First Financial Corp. Indiana	2,591	81,824
First Financial Holdings Inc.	2,655	24,957
First Financial Northwest Inc.	4,227	33,055
First Financial Service Corp.	953	16,592
First Industrial Realty Trust Inc.	9,734	42,343
First Marblehead Corp. (a)	15,151	30,605

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
First Merchants Corp.	4,813	$38,648
First Mercury Financial Corp.	3,186	43,871
First Midwest Bancorp Inc.	10,668	77,983
First of Long Island Corp.	1,264	29,249
First Potomac Realty Trust	6,563	63,989
First South Bancorp Inc.	1,918	22,249
FirstMerit Corp.	18,734	318,103
Flagstar Bancorp Inc. (a)	18,788	12,776
Flagstone Reinsurance Holdings Ltd.	9,086	93,586
Flushing Financial Corp.	4,784	44,730
FNB Corp. (PA)	21,372	132,293
Fox Chase Bancorp Inc. (a)	1,345	12,899
FPIC Insurance Group Inc. (a)	1,729	52,942
Franklin Street Properties Corp.	13,748	182,161
GAMCO Investors Inc.	1,663	80,655
German American Bancorp Inc.	2,586	37,264
Getty Realty Corp.	3,991	75,310
GFI Group Inc.	14,513	97,818
Glacier Bancorp Inc.	14,418	212,954
Gladstone Capital Corp.	4,627	34,841
Gladstone Commercial Corp.	2,004	25,972
Gladstone Investment Corp.	4,835	23,353
Glimcher Realty Trust	8,307	24,090
Global Cash Access Holdings Inc. (a)	9,023	71,823
Gramercy Capital Corp. (a)	9,141	14,717
Great Southern Bancorp Inc.	2,100	43,155
Greenlight Capital Re Ltd. Class A (a)	6,326	109,503
Guaranty Bancorp (a)	12,018	22,954
H&E Equipment Services Inc. (a)	6,357	59,438
Hallmark Financial Services Inc. (a)	2,862	20,463
Hampton Roads Bankshares Inc.	4,313	35,582
Hancock Holding Co.	5,364	174,276
Harleysville Group Inc.	2,994	84,491
Harleysville National Corp.	9,408	44,218
Harris & Harris Group Inc. (a)	5,103	29,750
Hatteras Financial Corp.	8,388	239,813
Healthcare Realty Trust Inc.	13,449	226,347
Heartland Financial USA Inc.	2,871	40,998
Heartland Payment Systems Inc.	8,707	83,326
Hercules Technology Growth Capital Inc.	7,707	64,431
Heritage Financial Corp.	1,318	15,236
Heritage Financial Group	462	3,959
Hersha Hospitality Trust	9,181	22,769
Highwoods Properties Inc.	16,117	360,537
Home Bancorp Inc. (a)	2,094	25,002
Home Bancshares Inc.	3,120	59,405
Home Federal Bancorp Inc.	3,895	39,690
Home Properties Inc.	7,419	252,988
Horace Mann Educators Corp.	8,790	87,636
Huron Consulting Group Inc. (a)	4,873	225,279
IBERIABANK Corp.	3,614	142,428
Independence Holding Co.	1,268	8,064

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Independent Bank Corp. (MA)	4,664	$91,881
Infinity Property & Casualty Corp.	3,034	110,620
Inland Real Estate Corp.	16,352	114,464
International Assets Holding Corp. (a)	923	13,725
International Bancshares Corp.	11,714	120,771
Investors Bancorp Inc. (a)	10,784	98,781
Investors Real Estate Trust	13,866	123,269
IPC Holdings Ltd.	12,774	349,241
iStar Financial Inc.	23,178	65,826
JMP Group Inc.	3,431	26,384
K-Fed Bancorp	1,049	9,630
Kansas City Life Insurance Co.	1,005	27,045
Kayne Anderson Energy Development Co.	2,444	32,407
KBW Inc. (a)	7,894	227,031
Kearny Financial Corp.	4,186	47,888
Kentucky First Federal Bancorp	838	10,182
Kilroy Realty Corp.	8,118	166,744
Kite Realty Group Trust	9,198	26,858
Knight Capital Group Inc. Class A (a)	21,277	362,773
Kohlberg Capital Corp.	3,792	23,965
LaBranche & Co. Inc. (a)	13,612	58,532
Lakeland Bancorp Inc.	4,500	40,455
Lakeland Financial Corp.	2,682	50,958
LaSalle Hotel Properties	12,355	152,461
Legacy Bancorp Inc.	1,734	19,247
Lexington Realty Trust	19,528	66,395
Life Partners Holdings Inc.	1,621	22,986
LTC Properties Inc.	5,542	113,334
Maiden Holdings Ltd.	10,780	70,717
Main Street Capital Corp.	1,663	22,766
MainSource Financial Group Inc.	4,982	36,966
MarketAxess Holdings Inc. (a)	7,803	74,363
Max Capital Group Ltd.	10,398	191,947
MB Financial Inc.	8,053	82,060
MCG Capital Corp. (a)	15,129	36,763
McGrath Rentcorp	5,561	105,993
Meadowbrook Insurance Group Inc.	14,047	91,727
Medallion Financial Corp.	3,251	24,870
Medical Properties Trust Inc.	17,941	108,902
Mercer Insurance Group Inc.	1,313	20,877
Merchants Bancshares Inc.	1,122	24,897
Meridian Interstate Bancorp Inc. (a)	2,297	17,113
Metro Bancorp Inc. (a)	1,134	21,841
MF Global Ltd. (a)	22,456	133,164
MFA Financial Inc.	51,634	357,307
MGIC Investment Corp.	29,038	127,767
Mid-America Apartment Communities Inc.	6,351	233,145
MidSouth Bancorp Inc.	1,080	18,144
Mission West Properties Inc.	4,317	29,485
MoneyGram International Inc. (a)	19,324	34,397

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Monmouth Real Estate Investment Corp. Class A	4,326	$25,350
Montpelier Re Holdings Ltd.	19,721	262,092
Move Inc. (a)	35,845	77,425
MVC Capital Inc.	5,331	45,100
Nara Bancorp Inc.	4,776	24,740
NASB Financial Inc.	797	22,794
National Bankshares Inc.	1,617	38,808
National Financial Partners Corp.	9,338	68,354
National Health Investors Inc.	5,832	155,773
National Interstate Corp.	1,344	20,402
National Penn Bancshares Inc.	20,448	94,265
National Retail Properties Inc.	18,220	316,117
National Western Life Insurance Co.	508	59,309
Navigators Group Inc. (a)	2,888	128,314
NBT Bancorp Inc.	7,713	167,449
Nelnet Inc. Class A (a)	4,374	59,443
NewAlliance Bancshares Inc.	24,424	280,876
NewStar Financial Inc. (a)	5,235	9,999
NGP Capital Resources Co.	4,746	27,859
Northeast Community Bancorp Inc.	1,399	11,346
Northfield Bancorp Inc.	4,198	48,781
Northrim BanCorp Inc.	1,489	20,727
NorthStar Realty Finance Corp.	13,140	37,186
Northwest Bancorp Inc.	3,850	72,611
Norwood Financial Corp.	445	13,955
NYMAGIC Inc.	1,234	17,128
OceanFirst Financial Corp.	1,936	23,174
Ocwen Financial Corp. (a)	8,952	116,107
Ohio Valley Banc Corp.	933	27,374
Old National Bancorp	15,193	149,195
Old Point Financial Corp.	524	9,694
Old Second Bancorp Inc.	2,479	14,626
Omega Healthcare Investors Inc.	19,092	296,308
Online Resources Corp. (a)	6,193	38,644
Oppenheimer Holdings Inc. Class A	2,102	44,499
optionsXpress Holdings Inc.	9,623	149,445
Oriental Financial Group Inc.	5,331	51,711
Oritani Financial Corp. (a)	2,339	32,068
Orrstown Financial Services Inc.	1,194	44,465
Pacific Capital Bancorp	10,180	21,785
Pacific Continental Corp.	3,171	38,464
PacWest Bancorp	5,738	75,512
Park National Corp.	2,426	137,020
Parkway Properties Inc.	4,850	63,050
Peapack-Gladstone Financial Corp.	1,819	35,089
PennantPark Investment Corp.	4,727	33,562
Penns Woods Bancorp Inc.	898	26,168
Pennsylvania Real Estate Investment Trust	7,732	38,660
Penson Worldwide Inc. (a)	4,668	41,779
Peoples Bancorp Inc.	2,164	36,896
Peoples Financial Corp.	893	16,967

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Phoenix Companies Inc. (a)	25,131	$41,969
PICO Holdings Inc. (a)	4,197	120,454
Pinnacle Financial Partners Inc. (a)	5,679	75,644
Piper Jaffray Co. (a)	4,451	194,375
Platinum Underwriters Holdings Ltd.	11,771	336,533
PMA Capital Corp. (a)	7,092	32,269
PMI Group Inc.	17,810	35,264
Porter Bancorp Inc.	696	10,544
Portfolio Recovery Associates Inc. (a)	3,459	133,967
Post Properties Inc.	10,263	137,935
Potlatch Corp.	9,068	220,262
PremierWest Bancorp	4,446	15,072
Presidential Life Corp.	4,808	36,397
Primus Guaranty Ltd. (a)	5,119	12,081
PrivateBancorp Inc.	7,865	174,918
ProAssurance Corp. (a)	7,523	347,638
Prospect Capital Corp.	9,599	88,311
Prosperity Bancshares Inc.	10,512	313,573
Provident Financial Services Inc.	13,773	125,334
Provident New York Bancorp	8,010	65,041
Prudential Bancorp Inc. of Pennsylvania	956	11,290
PS Business Parks Inc.	3,396	164,502
Pzena Investment Management Inc. Class A	1,311	9,937
QC Holdings Inc.	1,687	8,671
Radian Group Inc.	17,615	47,913
RAIT Financial Trust	13,604	18,637
Ramco-Gershenson Properties Trust	3,737	37,407
Redwood Trust Inc.	17,616	260,012
Renasant Corp.	4,597	69,047
Republic Bancorp Inc. (Kentucky)	2,036	45,993
Republic First Bancorp Inc. (a)	1,704	13,291
Resource America Inc.	2,649	14,252
Rewards Network Inc. (a)	4,522	17,093
Riskmetrics Group Inc. (a)	4,998	88,265
RLI Corp.	4,173	186,950
Rockville Financial Inc.	1,779	19,480
Roma Financial Corp.	2,179	27,760
S&T Bancorp Inc.	5,473	66,552
Safety Insurance Group Inc.	3,067	93,728
Sanders Morris Harris Group Inc.	4,259	23,425
Sandy Spring Bancorp Inc.	3,602	52,949
Santander BanCorp (a)	864	6,013
Saul Centers Inc.	1,486	43,941
SCBT Financial Corp.	2,804	66,427
Seabright Insurance Holdings (a)	4,651	47,115
Selective Insurance Group Inc.	12,242	156,330
Shore Bancshares Inc.	1,840	33,010
Sierra Bancorp	1,626	20,536
Signature Bank (a)	7,954	215,712
Simmons First National Corp.	3,107	83,019
Smithtown Bancorp Inc.	3,420	43,742

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
South Financial Group Inc.	23,498	$27,963
Southside Bancshares Inc.	3,019	69,045
Southwest Bancorp Inc.	3,244	31,661
Sovran Self Storage Inc.	5,262	129,445
State Auto Financial Corp.	3,126	54,705
State Bancorp Inc.	3,136	23,708
StellarOne Corp.	4,955	64,167
Sterling Bancorp NY	3,935	32,857
Sterling Bancshares Inc. TX	18,413	116,554
Sterling Financial Corp. WA	11,875	34,556
Stewart Information Services Corp.	3,746	53,380
Stifel Financial Corp. (a)	6,213	298,783
Strategic Hotels & Resorts Inc.	16,341	18,139
Suffolk Bancorp	2,063	52,895
Sun Bancorp Inc. (New Jersey) (a)	3,251	16,840
Sun Communities Inc.	3,611	49,760
Sunstone Hotel Investors Inc.	16,804	89,901
Susquehanna Bancshares Inc.	19,654	96,108
SVB Financial Group (a)	7,467	203,252
SWS Group Inc.	5,343	74,642
SY Bancorp Inc.	2,648	64,002
Tanger Factory Outlet Centers Inc.	8,354	270,920
Teton Advisors Inc. (a) (b)	25	57
Texas Capital Bancshares Inc. (a)	8,264	127,844
Thomas Weisel Partners Group Inc. (a)	4,908	29,546
TICC Capital Corp.	6,228	27,465
TNS Inc. (a)	5,631	105,581
Tompkins Financial Corp.	1,813	86,933
Tower Bancorp Inc.	816	28,682
Tower Group Inc.	9,167	227,158
TowneBank	4,554	63,756
TradeStation Group Inc. (a)	7,702	65,159
Transcontinental Realty Investors Inc. (a)	317	3,826
Tree.com Inc. (a)	1,518	14,573
Triangle Capital Corp.	1,749	19,099
Trico Bancshares	3,216	49,848
Trustco Bank Corp. NY	17,749	104,897
Trustmark Corp.	13,038	251,894
U-Store-It Trust	10,873	53,278
U.S. Global Investors Inc. Class A	2,775	25,697
UCBH Holdings Inc.	31,575	39,785
UMB Financial Corp.	7,329	278,575
UMH Properties Inc.	2,068	16,482
Umpqua Holdings Corp.	14,133	109,672
Union Bankshares Corp.	2,955	44,236
United America Indemnity Ltd. Class A (a)	7,881	37,750
United Bankshares Inc.	8,694	169,881
United Capital Corp. (a)	386	7,072
United Community Banks Inc. (a)	9,910	59,361
United Financial Bancorp Inc.	3,893	53,801
United Fire & Casualty Co.	4,998	85,716

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
United Security Bancshares Inc.	1,409	$30,857
Universal American Corp. (a)	6,257	54,561
Universal Health Realty Income Trust	2,565	80,849
Universal Insurance Holdings Inc.	3,123	15,677
Univest Corp. of Pennsylvania	2,807	56,870
Urstadt Biddle Properties Inc.	4,525	63,712
ViewPoint Financial Group	2,260	34,420
Virtus Investment Partners Inc. (a)	1,256	18,451
Walter Investment Management Corp. (a)	4,155	55,178
Washington Banking Co.	2,242	21,120
Washington Real Estate Investment Trust	13,265	296,738
Washington Trust Bancorp Inc.	3,132	55,844
Waterstone Financial Inc. (a)	1,525	4,529
Webster Financial Corp.	12,272	98,790
WesBanco Inc.	5,324	77,411
West Bancorporation	3,812	19,060
Westamerica Bancorporation	6,653	330,055
Western Alliance Bancorp (a)	10,660	72,914
Westfield Financial Inc.	6,950	62,967
Westwood Holdings Group Inc.	1,296	54,186
Wilber Corp.	1,377	15,285
Willis Lease Finance Corp. (a)	1,121	14,708
Wilshire Bancorp Inc.	4,217	24,248
Winthrop Realty Trust	2,300	20,539
Wintrust Financial Corp.	5,484	88,183
World Acceptance Corp. (a)	3,638	72,433
Wright Express Corp. (a)	8,739	222,582
WSFS Financial Corp.	1,364	37,251
Yadkin Valley Financial Corp.	4,347	30,038
Zenith National Insurance Corp.	8,173	177,681

		34,854,174

Health Care (14.45%)
Abaxis Inc. (a)	5,004	102,782
Abiomed Inc. (a)	6,876	60,646
Accelrys Inc. (a)	5,864	34,656
Accuray Inc. (a)	9,344	62,324
Acorda Therapeutics Inc. (a)	8,579	241,842
Acura Pharmaceuticals Inc. (a)	1,778	10,632
Adolor Corp. (a)	10,092	17,762
Affymax Inc. (a)	3,209	59,142
Affymetrix Inc. (a)	16,097	95,455
Air Methods Corp. (a)	2,354	64,405
Akorn Inc. (a)	12,611	15,133
Albany Molecular Research Inc. (a)	5,087	42,680
Align Technology Inc. (a)	13,147	139,358
Alkermes Inc. (a)	21,782	235,681
Alliance HealthCare Services Inc. (a)	5,809	42,580
Allied Healthcare International Inc. (a)	10,573	22,943
Allion Healthcare Inc. (a)	4,657	27,709

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Allos Therapeutics Inc. (a)	14,476	$120,006
Almost Family Inc. (a)	1,584	41,358
Alnylam Pharmaceuticals Inc. (a)	8,241	183,527
Alphatec Holdings Inc. (a)	5,450	18,094
AMAG Pharmaceuticals Inc. (a)	3,841	209,987
Amedisys Inc. (a)	6,340	209,347
America Service Group Inc. (a)	1,934	31,079
American Caresource Holdings Inc. (a)	2,674	10,001
American Dental Partners Inc. (a)	3,034	27,518
American Medical Systems Holdings Inc. (a)	16,785	265,203
American Oriental Bioengineering Inc. (a)	13,552	71,690
AMERIGROUP Corp. (a)	12,028	322,952
Amicus Therapeutics Inc. (a)	3,542	40,556
Amsurg Corp. (a)	7,094	152,095
Analogic Corp.	2,943	108,744
Angiodynamics Inc. (a)	5,306	70,411
Ardea Biosciences Inc. (a)	3,117	49,062
Arena Pharmaceuticals Inc. (a)	18,593	92,779
Ariad Pharmaceuticals Inc. (a)	21,727	34,546
ArQule Inc. (a)	9,294	57,065
Array Biopharma Inc. (a)	10,688	33,560
ARYx Therapeutics Inc. (a)	4,890	20,196
Aspect Medical Systems Inc. (a)	4,091	24,178
Assisted Living Concepts Inc. Class A (a)	2,407	35,022
athenahealth Inc. (a)	7,620	282,016
Atrion Corp.	329	44,116
ATS Medical Inc. (a)	11,075	36,437
Auxilium Pharmaceuticals Inc. (a)	9,683	303,853
AVANIR Pharmaceuticals Inc. Class A (a)	14,204	31,533
AVI BioPharma Inc. (a)	18,000	28,440
Bio-Reference Labs Inc. (a)	2,601	82,218
BioCryst Pharmaceuticals Inc. (a)	5,043	20,323
Biodel Inc. (a)	3,332	17,193
BioDelivery Sciences International Inc. (a)	2,232	14,887
BioMimetic Therapeutics Inc. (a)	2,903	26,824
BioScrip Inc. (a)	9,746	57,696
BioSpecifics Technologies Corp. (a)	851	20,279
BMP Sunstone Corp. (a)	7,568	35,872
Bovie Medical Corp. (a)	3,977	34,640
Bruker Corp. (a)	11,096	102,749
Cadence Pharmaceuticals Inc. (a)	5,857	58,511
Cambrex Corp. (a)	6,570	27,068
Cantel Medical Corp. (a)	2,732	44,340
Capital Senior Living Corp. (a)	4,614	20,994
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	6,779
Cardiac Science Corp. (a)	4,258	17,117
CardioNet Inc. (a)	5,518	90,054

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cardiovascular Systems Inc. (a)	2,136	$16,469
Cardium Therapeutics Inc. (a)	9,182	16,987
Catalyst Health Solutions Inc. (a)	8,499	211,965
Celera Corp. (a)	18,545	141,498
Cell Therapeutics Inc. (a)	107,107	184,224
Celldex Therapeutics Inc. (a)	2,365	18,494
Centene Corp. (a)	9,793	195,664
Cepheid Inc. (a)	13,584	127,961
Chelsea Therapeutics International Ltd. (a)	5,548	23,357
China Sky One Medical Inc. (a)	2,437	32,851
Clarient Inc. (a)	7,019	26,111
Clinical Data Inc. (a)	2,270	25,015
Computer Programs & Systems Inc.	2,152	82,443
Conceptus Inc. (a)	6,925	117,033
Conmed Corp. (a)	6,615	102,665
Continucare Corp. (a)	6,910	16,100
Cornerstone Therapeutics Inc. (a)	1,538	16,887
Corvel Corp. (a)	1,758	40,030
Cougar Biotechnology Inc. (a)	3,506	150,618
CryoLife Inc. (a)	6,105	33,822
Cubist Pharmaceuticals Inc. (a)	13,024	238,730
Curis Inc. (a)	14,968	23,799
Cutera Inc. (a)	3,115	26,851
Cyberonics Inc. (a)	6,347	105,551
Cynosure Inc. Class A (a)	2,094	16,019
Cypress Bioscience Inc. (a)	8,706	82,011
Cytokinetics Inc. (a)	11,688	33,077
Cytori Therapeutics Inc. (a)	7,083	25,570
Delcath Systems Inc. (a)	5,339	19,114
DepoMed Inc. (a)	10,518	34,184
Dexcom Inc. (a)	10,757	66,586
Discovery Laboratories Inc. (a)	30,534	31,450
Durect Corp. (a)	18,266	43,473
Dyax Corp. (a)	12,182	26,069
Eclipsys Corp. (a)	12,737	226,464
Electro-Optical Sciences Inc. (a)	4,125	32,134
Emergency Medical Services Corp. Class A (a)	2,201	81,041
Emergent Biosolutions Inc. (a)	3,798	54,425
Emeritus Corp. (a)	4,320	57,067
Endologix Inc. (a)	10,260	34,268
Ensign Group Inc.	2,567	36,528
EnteroMedics Inc. (a)	3,609	12,018
Enzo Biochem Inc. (a)	7,253	32,131
Enzon Pharmaceuticals Inc. (a)	10,395	81,809
eResearch Technology Inc. (a)	9,493	58,952
ev3 Inc. (a)	16,432	176,151
Exactech Inc. (a)	1,888	27,376
Exelixis Inc. (a)	25,085	122,164
Facet Biotech Corp. (a)	5,242	48,698
Genomic Health Inc. (a)	2,995	51,903
Genoptix Inc. (a)	3,908	125,017

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Gentiva Health Services Inc. (a)	6,718	$110,578
Geron Corp. (a)	20,126	154,366
Greatbatch Inc. (a)	5,238	118,431
GTx Inc. (a)	4,085	37,705
Haemonetics Corp. (a)	5,811	331,227
Halozyme Therapeutics Inc. (a)	14,655	102,145
Hanger Orthopedic Group Inc. (a)	5,841	79,379
Hansen Medical Inc. (a)	5,606	27,694
Harvard Bioscience Inc. (a)	5,775	22,811
Health Grades Inc. (a)	5,587	21,845
Healthcare Services Group Inc.	9,887	176,780
Healthsouth Corp. (a)	20,119	290,518
Healthspring Inc. (a)	11,407	123,880
Healthways Inc. (a)	7,720	103,834
HeartWare International Inc. (a)	1,091	30,450
Hemispherx Biopharma Inc. (a)	25,749	65,402
Hi-Tech Pharmacal Co. Inc. (a)	1,915	17,044
HMS Holdings Corp. (a)	5,833	237,520
Home Diagnostics Inc. (a)	2,732	16,774
Human Genome Sciences Inc. (a)	29,747	85,076
I-Flow Corp. (a)	4,736	32,868
ICU Medical Inc. (a)	2,827	116,331
Idenix Pharmaceuticals Inc. (a)	5,477	20,155
Idera Pharmaceuticals Inc. (a)	4,508	26,417
Immucor Inc. (a)	16,082	221,288
ImmunoGen Inc. (a)	11,414	98,275
Immunomedics Inc. (a)	14,307	36,340
Impax Laboratories Inc. (a)	14,081	103,636
Incyte Corp. (a)	16,717	54,999
Infinity Pharmaceuticals Inc. (a)	4,208	24,575
Insmed Inc. (a)	29,222	29,222
Inspire Pharmaceuticals Inc. (a)	9,249	51,424
Insulet Corp. (a)	6,070	46,739
Integra LifeSciences Holdings Corp. (a)	4,371	115,875
InterMune Inc. (a)	8,862	134,702
Invacare Corp.	6,685	117,990
IPC The Hospitalist Co. (a)	3,737	99,741
IRIS International Inc. (a)	4,038	47,648
Isis Pharmaceuticals Inc. (a)	21,182	349,503
ISTA Pharmaceuticals Inc. (a)	7,764	32,609
Javelin Pharmaceuticals Inc. (a)	10,759	13,234
Kendle International Inc. (a)	3,270	40,025
Kensey Nash Corp. (a)	1,784	46,759
Kindred Healthcare Inc. (a)	9,054	111,998
KV Pharmaceutical Co. Class A (a)	7,460	23,947
Landauer Inc.	2,107	129,243
Lannett Company Inc. (a)	2,393	16,392
LCA-Vision Inc. (a)	3,890	16,416
Lexicon Pharmaceuticals Inc. (a)	17,580	21,799
LHC Group Inc. (a)	3,437	76,336
Life Sciences Research Inc. (a)	1,915	13,731
Ligand Pharmaceuticals Inc. Class B (a)	27,137	77,612
Luminex Corp. (a)	9,480	175,759

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Magellan Health Services Inc. (a)	8,043	$263,971
MAKO Surgical Corp. (a)	3,061	27,610
MannKind Corp. (a)	11,864	98,590
MAP Pharmaceuticals Inc. (a)	1,706	20,847
Martek Biosciences Corp. (a)	7,597	160,677
Masimo Corp. (a)	11,530	277,988
Matrixx Initiatives Inc. (a)	2,257	12,617
Maxygen Inc. (a)	6,036	40,562
Medarex Inc. (a)	29,177	243,628
MedAssets Inc. (a)	8,869	172,502
Medcath Corp. (a)	3,490	41,042
Medical Action Industries Inc. (a)	3,253	37,247
Medicines Co. (a)	12,146	101,905
Medicis Pharmaceutical Corp.	13,323	217,431
Medivation Inc. (a)	6,426	144,007
MedQuist Inc.	2,185	13,285
Merge Healthcare Inc. (a)	6,087	26,174
Meridian Bioscience Inc.	9,256	209,000
Merit Medical Systems Inc. (a)	6,391	104,173
Metabolix Inc. (a)	4,159	34,187
Metropolitan Health Networks Inc. (a)	9,512	19,119
Micromet Inc. (a)	9,916	49,382
Micrus Endovascular Corp. (a)	3,408	30,808
MiddleBrook Pharmaceuticals Inc. (a)	7,842	10,587
Molecular Insight Pharmaceuticals Inc. (a)	3,868	19,998
Molina Healthcare Inc. (a)	2,978	71,234
Momenta Pharmaceuticals Inc. (a)	8,171	98,297
Myriad Pharmaceuticals Inc. (a)	5,336	24,812
Nabi Biopharmaceuticals (a)	11,390	27,564
Nanosphere Inc. (a)	2,818	13,836
National Healthcare Corp.	1,863	70,682
National Research Corp.	371	9,052
Natus Medical Inc. (a)	6,482	74,802
Nektar Therapeutics (a)	21,037	136,320
Neogen Corp. (a)	2,987	86,563
Neurocrine Biosciences Inc. (a)	8,635	27,891
NeurogesX Inc. (a)	2,452	13,829
Nighthawk Radiology Holdings Inc. (a)	5,496	20,335
NovaMed Inc. (a)	4,708	18,597
Novavax Inc. (a)	15,395	50,496
Noven Pharmaceuticals Inc. (a)	5,444	77,849
NPS Pharmaceuticals Inc. (a)	10,344	48,203
NuVasive Inc. (a)	8,273	368,976
NxStage Medical Inc. (a)	6,147	36,267
Obagi Medical Products Inc. (a)	3,884	28,314
Odyssey HealthCare Inc. (a)	7,191	73,923
Omnicell Inc. (a)	7,276	78,217
OncoGenex Pharmaceutical Inc. (a)	943	20,633
Onyx Pharmaceuticals Inc. (a)	12,934	365,515
Opko Health Inc. (a)	10,460	18,514
Optimer Pharmaceuticals Inc. (a)	6,293	94,206
OraSure Technologies Inc. (a)	10,350	25,565

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Orexigen Therapeutics Inc. (a)	4,388	$22,510
Orthofix International NV (a)	3,870	96,789
Orthovita Inc. (a)	14,487	74,608
Osiris Therapeutics Inc. (a)	3,677	49,382
Owens & Minor Inc.	9,503	416,421
OXiGENE Inc. (a)	6,468	14,100
Pain Therapeutics Inc. (a)	7,727	41,494
Palomar Medical Technologies Inc. (a)	4,226	61,953
Par Pharmaceutical Companies Inc. (a)	7,924	120,049
Parexel International Corp. (a)	13,337	191,786
PDL BioPharma Inc.	27,705	218,869
Pharmasset Inc. (a)	4,630	52,088
PharMerica Corp. (a)	6,936	136,154
Phase Forward Inc. (a)	9,709	146,703
Poniard Pharmaceuticals Inc. (a)	5,399	32,232
Pozen Inc. (a)	5,665	43,507
Progenics Pharmaceuticals Inc. (a)	5,845	30,102
Protalix BioTherapeutics Inc. (a)	8,085	36,544
PSS World Medical Inc. (a)	13,464	249,219
Psychiatric Solutions Inc. (a)	13,028	296,257
Quality Systems Inc.	5,372	305,989
Questcor Pharmaceuticals Inc. (a)	13,888	69,440
Quidel Corp. (a)	5,961	86,792
Radnet Inc. (a)	9,075	20,419
Regeneron Pharmaceuticals Inc. (a)	14,243	255,235
RehabCare Group Inc. (a)	4,189	100,243
Repligen Corp. (a)	6,799	37,395
Repros Therapeutics Inc. (a)	2,239	16,098
Res-Care Inc. (a)	5,790	82,797
Rigel Pharmaceuticals Inc. (a)	8,314	100,766
Rochester Medical Corp. (a)	2,342	31,383
Rockwell Medical Technologies Inc. (a)	3,320	25,066
RTI Biologics Inc. (a)	11,797	50,609
Salix Pharmaceuticals Ltd. (a)	10,956	108,136
Sangamo BioSciences Inc. (a)	10,261	50,689
Santarus Inc. (a)	12,113	34,159
Savient Pharmaceuticals Inc. (a)	13,825	191,614
SciClone Pharmaceuticals Inc. (a)	8,411	21,532
Seattle Genetics Inc. (a)	16,604	161,391
Sequenom Inc. (a)	13,726	53,669
SIGA Technologies Inc. (a)	6,042	50,994
Sirona Dental Systems Inc. (a)	3,705	74,063
Skilled Healthcare Group Inc. Class A (a)	3,845	28,838
Somanetics Corp. (a)	2,819	46,542
SonoSite Inc. (a)	3,934	78,916
Spectranetics Corp. (a)	7,119	35,097
Spectrum Pharmaceuticals Inc. (a)	7,631	58,377
StemCells Inc. (a)	24,083	40,941
Stereotaxis Inc. (a)	6,177	23,967
STERIS Corp.	13,350	348,168
Sucampo Pharmaceuticals Inc. Class A (a)	1,995	12,309
Sun Healthcare Group Inc. (a)	10,111	85,337

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sunrise Senior Living Inc. (a)	9,860	$16,269
SuperGen Inc. (a)	13,841	27,820
SurModics Inc. (a)	3,384	76,580
Symmetry Medical Inc. (a)	7,788	72,584
Synovis Life Technologies Inc. (a)	2,731	56,723
Synta Pharmaceuticals Corp. (a)	3,657	8,448
Theravance Inc. (a)	11,993	175,578
Thoratec Corp. (a)	12,829	343,561
TomoTherapy Inc. (a)	8,980	24,695
TranS1 Inc. (a)	2,672	16,647
Transcend Services Inc. (a)	1,473	23,347
Triple-S Management Corp. Class B (a)	4,774	74,427
U.S. Physical Therapy Inc. (a)	2,600	38,350
Utah Medical Products Inc.	758	20,246
Vanda Pharmaceuticals Inc. (a)	6,196	72,927
Vascular Solutions Inc. (a)	3,785	29,599
Vical Inc. (a)	7,834	21,230
ViroPharma Inc. (a)	17,833	105,750
Virtual Radiologic Corp. (a)	1,526	13,780
Vital Images Inc. (a)	3,328	37,773
VIVUS Inc. (a)	16,875	102,600
Volcano Corp. (a)	11,054	154,535
WellCare Health Plans Inc. (a)	9,527	176,154
West Pharmaceutical Services Inc.	7,476	260,539
Wright Medical Group Inc. (a)	8,631	140,340
Xenoport Inc. (a)	6,135	142,148
Young Innovations Inc.	1,277	27,826
Zoll Medical Corp. (a)	4,808	92,987
ZymoGenetics Inc. (a)	8,495	39,077

		24,964,623

Materials & Processes (8.07%)
A. Schulman Inc.	5,405	81,670
Aaon Inc.	2,941	58,585
Aceto Corp.	5,355	35,718
Acuity Brands Inc.	9,325	261,566
AEP Industries Inc. (a)	1,269	33,489
AgFeed Industries Inc. (a)	6,441	38,195
Alico Inc.	831	24,947
Allied Nevada Gold Corp. (a)	9,874	79,584
AM Castle & Co.	3,623	43,766
AMCOL International Corp.	5,451	117,633
American Vanguard Corp.	4,784	54,059
Ameron International Corp.	2,110	141,454
Ampco-Pittsburgh Corp.	1,816	42,585
AMREP Corp. (a)	461	5,085
Apogee Enterprises Inc.	6,351	78,117
Arch Chemicals Inc.	5,651	138,958
Balchem Corp.	4,184	102,592
Barnes Group Inc.	10,585	125,856
Beacon Roofing Supply Inc. (a)	10,455	151,179
Bluegreen Corp. (a)	2,821	7,109

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
BlueLinx Holdings Inc. (a)	3,572	$10,716
Boise Inc. (a)	8,573	14,746
Brookfield Homes Corp. (a)	2,200	8,800
Brush Engineered Materials Inc. (a)	4,477	74,990
Buckeye Technologies Inc. (a)	8,600	38,614
Builders Firstsource Inc. (a)	3,994	16,615
Bway Holding Co. (a)	1,629	28,556
Cabot Microelectronics Corp. (a)	5,310	150,220
Cadiz Inc. (a)	2,725	26,242
Cal Dive International Inc. (a)	10,340	89,234
Calavo Growers Inc.	2,269	44,994
Calgon Carbon Corp. (a)	12,579	174,722
Century Aluminum Co. (a)	10,573	65,870
Ceradyne Inc. (a)	5,840	103,134
Chase Corp.	1,437	17,100
China BAK Battery Inc. (a)	9,972	29,417
China Housing & Land Development Inc. (a)	6,015	34,646
China Precision Steel Inc. (a)	8,003	19,847
CIRCOR International Inc.	3,878	91,560
Clarcor Inc.	11,622	339,246
Clean Harbors Inc. (a)	4,596	248,138
Clearwater Paper Corp. (a)	2,473	62,542
Coeur d’Alena Mines Corp. (a)	15,510	190,773
Cogdell Spencer Inc.	6,518	27,962
Comfort Systems USA Inc.	8,807	90,272
Deltic Timber Corp.	2,444	86,689
Domtar Corp. (a)	9,344	154,924
Drew Industries Inc. (a)	4,323	52,611
Dycom Industries Inc. (a)	8,883	98,335
Dynamic Materials Corp.	2,766	53,328
EMCOR Group Inc. (a)	14,976	301,317
Encore Wire Corp.	4,008	85,571
Energy Conversion Devices Inc. (a)	10,433	147,627
EnerSys (a)	9,355	170,167
ENGlobal Corp. (a)	4,301	21,161
Exide Technologies (a)	11,615	43,324
Ferro Corp.	9,601	26,403
Forestar Group Inc. (a)	8,176	97,131
Furmanite Corp. (a)	7,989	35,631
General Moly Inc. (a)	13,772	30,574
General Steel Holdings Inc. (a)	3,689	14,645
Gibraltar Industries Inc.	5,901	40,540
Glatfelter	10,546	93,859
GP Strategies Corp. (a)	3,701	21,799
GrafTech International Ltd. (a)	27,416	310,075
Granite Construction Inc.	7,778	258,852
Graphic Packaging Holding Co. (a)	25,845	47,296
Great Lakes Dredge & Dock Co.	8,729	41,725
Griffin Land & Nurseries Inc.	730	22,834
Griffon Corp. (a)	10,054	83,649
Hawk Corp. Class A (a)	1,295	17,936
Haynes International Inc. (a)	2,616	61,999

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
HB Fuller Co.	11,016	$206,880
Hecla Mining Co. (a)	52,207	139,915
Hexcel Corp. (a)	22,035	209,994
Hill International Inc. (a)	5,140	22,102
Hilltop Holdings Inc. (a)	9,172	108,872
Horsehead Holding Corp. (a)	7,664	57,097
HQ Sustainable Maritime Industries Inc. (a)	2,605	23,836
ICO Inc. (a)	6,068	16,505
Innerworkings Inc. (a)	5,691	27,032
Innophos Holdings Inc.	4,009	67,712
Innospec Inc.	5,134	55,191
Insituform Technologies Inc. (a)	9,007	152,849
Insteel Industries Inc.	3,948	32,532
Integrated Electrical Services Inc. (a)	1,701	13,285
Interline Brands Inc. (a)	7,503	102,641
Kaiser Aluminum Corp.	3,463	124,356
Kapstone Paper and Packaging Corp. (a)	3,921	18,389
Kaydon Corp.	7,584	246,935
Koppers Holdings Inc.	4,576	120,669
L.B. Foster Co. (a)	2,346	70,544
Ladish Co. Inc. (a)	3,686	47,807
Landec Corp. (a)	6,611	44,889
Layne Christensen Co. (a)	4,431	90,614
Louisiana-Pacific Corp. (a)	25,436	86,991
LSB Industries Inc. (a)	3,811	61,624
LSI Industries Inc.	4,226	23,032
Lumber Liquidators Inc. (a)	3,363	53,001
Michael Baker Corp. (a)	1,756	74,384
Minerals Technologies Inc.	4,266	153,661
Mueller Industries Inc.	8,587	178,610
Mueller Water Products Inc.	26,663	99,720
Multi-Color Corp.	2,151	26,371
Myers Industries Inc.	7,555	62,858
NCI Building Systems Inc. (a)	4,334	11,442
Neenah Paper Inc.	3,284	28,932
NewMarket Corp.	2,253	151,695
NL Industries Inc.	1,462	10,790
North American Galvanizing & Coating Inc. (a)	2,997	18,162
Northwest Pipe Co. (a)	2,008	69,798
Olin Corp.	18,061	214,745
Olympic Steel Inc.	1,978	48,402
OM Group Inc. (a)	6,906	200,412
Omega Flex Inc.	677	10,263
Omnova Solutions Inc. (a)	10,258	33,441
Orion Marine Group Inc. (a)	4,880	92,720
Paramount Gold and Silver Corp. (a)	14,914	22,669
Patriot Coal Corp. (a)	14,836	94,654
PolyOne Corp. (a)	20,715	56,138
Polypore International Inc. (a)	5,271	58,614
Quaker Chemical Corp.	2,253	29,942
Quanex Building Products Corp.	8,586	96,335

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Raven Industries Inc.	3,637	$93,107
RBC Bearings Inc. (a)	4,967	101,575
Resource Capital Corp.	4,351	13,923
Rock-Tenn Co. Class A	8,732	333,213
Rockwood Holdings Inc. (a)	11,423	167,233
RTI International Metals Inc. (a)	5,311	93,845
Schweitzer-Mauduit International Inc.	3,506	95,398
ShengdaTech Inc. (a)	6,863	25,874
Silgan Holdings Inc.	6,193	303,643
Simpson Manufacturing Co. Inc.	8,750	189,175
Solutia Inc. (a)	21,632	124,600
Spartech Corp.	7,079	65,056
Stepan Co.	1,707	75,381
Sterling Construction Company Inc. (a)	3,056	46,635
Stillwater Mining Co. (a)	8,958	51,150
Sutor Technology Group Ltd. (a)	1,659	5,425
Symyx Technologies Inc. (a)	7,428	43,454
Tejon Ranch Co. (a)	2,443	64,715
Texas Industries Inc.	5,318	166,772
The Andersons Inc.	4,143	124,041
Tredegar Corp.	6,865	91,442
Trex Co. Inc. (a)	3,325	44,455
TriMas Corp. (a)	2,706	9,119
Tutor Perini Corp. (a)	5,962	103,500
U.S. Concrete Inc. (a)	8,711	17,248
Ultralife Corp. (a)	2,749	19,710
Unifi Inc. (a)	9,869	14,014
United States Lime & Minerals Inc. (a)	389	16,501
Universal Forest Products Inc.	4,300	142,287
Universal Stainless & Alloy Products Inc. (a)	1,469	23,901
Uranerz Energy Corp. (a)	10,637	19,998
Uranium Energy Corp. (a)	10,856	31,482
US Gold Corp. (a)	18,600	49,104
USEC Inc. (a)	26,259	139,698
Valence Technology Inc. (a)	11,109	19,885
VSE Corp.	876	22,916
Watsco Inc.	5,429	265,641
Wausau Paper Corp.	9,677	65,029
Westlake Chemical Corp.	4,456	90,858
Worthington Industries Inc.	13,939	178,280
WR Grace & Co. (a)	16,346	202,200
Zapata Corp. (a)	2,137	14,553
Zoltek Companies Inc. (a)	6,044	58,748

		13,935,941

Oil & Gas (3.60%)
Allis-Chalmers Energy Inc. (a)	13,806	31,892
Alon USA Energy Inc.	1,885	19,510
APCO Argentina Inc.	2,131	40,979
Approach Resources Inc. (a)	3,491	24,088
Arena Resources Inc. (a)	8,634	274,993

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
ATP Oil & Gas Corp. (a)	6,104	$42,484
Basic Energy Services Inc. (a)	5,235	35,755
Berry Petroleum Co.	9,950	184,970
Bill Barrett Corp. (a)	8,670	238,078
Bolt Technology Corp. (a)	1,889	21,232
Boots & Coots Inc. (a)	18,333	25,483
BPZ Resources Inc. (a)	17,930	87,678
Brigham Exploration Co. (a)	20,393	71,172
Bronco Drilling Co. Inc. (a)	5,767	24,683
CARBO Ceramics Inc.	4,272	146,102
Carrizo Oil & Gas Inc. (a)	6,281	107,719
Cheniere Energy Inc. (a)	14,034	41,260
Clayton Williams Energy Inc. (a)	1,187	22,399
Clean Energy Fuels Corp. (a)	6,978	60,081
Complete Production Services Inc. (a)	13,557	86,223
Contango Oil & Gas Co. (a)	2,685	114,086
CREDO Petroleum Corp. (a)	1,659	17,718
Cubic Energy Inc. (a)	6,994	7,554
CVR Energy Inc. (a)	5,049	37,009
Dawson Geophysical Co. (a)	1,697	50,655
Delek US Holdings Inc.	2,909	24,668
Delta Petroleum Corp. (a)	42,423	81,876
Dril-Quip Inc. (a)	6,590	251,079
Endeavour International Corp. (a)	24,933	33,909
Evergreen Solar Inc. (a)	43,992	95,463
FuelCell Energy Inc. (a)	15,057	62,938
FX Energy Inc. (a)	9,399	35,622
Geokinetics Inc. (a)	1,051	14,346
GeoResources Inc. (a)	1,706	17,401
Global Industries Ltd. (a)	23,148	131,018
GMX Resources Inc. (a)	5,754	61,223
Goodrich Petroleum Corp. (a)	5,472	134,556
Gran Tierra Energy Inc. (a)	47,142	162,640
Green Plains Renewable Energy Inc. (a)	2,217	14,521
Gulf Island Fabrication Inc.	2,673	42,314
Gulfport Energy Corp. (a)	5,755	39,422
Harvest Natural Resources Inc. (a)	7,698	33,948
Hercules Offshore Inc. (a)	20,468	81,258
Hornbeck Offshore Services Inc. (a)	5,093	108,939
ION Geophysical Corp. (a)	19,072	49,015
Isramco Inc. (a)	253	26,952
James River Coal Co. (a)	6,268	94,835
Key Energy Services Inc. (a)	28,665	165,110
Lufkin Industries Inc.	3,337	140,321
Matrix Service Co. (a)	5,709	65,539
McMoRan Exploration Co. (a)	14,898	88,792
NATCO Group Inc. (a)	4,540	149,457
Natural Gas Services Group (a)	2,653	35,285
Newpark Resources Inc. (a)	19,731	56,233
Northern Oil and Gas Inc. (a)	6,575	41,883
Oilsands Quest Inc. (a)	47,489	45,589
Panhandle Oil & Gas Inc.	1,605	31,506
Parallel Petroleum Corp. (a)	9,089	17,633

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Parker Drilling Co. (a)	27,108	$117,649
Penn Virginia Corp.	10,337	169,217
PetroCorp Inc. (a) (b)	745	0
Petroleum Development Corp. (a)	3,263	51,196
Petroquest Energy Inc. (a)	9,529	35,162
Pioneer Drilling Co. (a)	9,918	47,507
PowerSecure International Inc. (a)	3,699	15,758
PrimeEnergy Corp. (a)	201	7,198
Rex Energy Corp. (a)	5,930	33,801
Rosetta Resources Inc. (a)	11,887	104,011
RPC Inc.	6,496	54,242
Stone Energy Corp. (a)	7,691	57,067
SulphCo Inc. (a)	11,658	10,725
Superior Well Services Inc. (a)	3,625	21,569
Swift Energy Co. (a)	7,029	117,033
Syntroleum Corp. (a)	14,757	32,613
T-3 Energy Services Inc. (a)	2,741	32,645
Teekay Tankers Ltd. Class A	2,430	22,575
Tetra Tech Inc. (a)	13,680	391,932
TETRA Technologies Inc. (a)	17,461	138,990
TGC Industries Inc. (a)	3,132	15,253
Toreador Resources Corp. (a)	4,411	29,554
U.S. Geothermal Inc. (a)	13,576	19,278
Union Drilling Inc. (a)	2,310	15,292
VAALCO Energy Inc. (a)	13,284	56,191
Vantage Drilling Co. (a)	7,118	12,457
Venoco Inc. (a)	4,444	34,085
W&T Offshore Inc.	7,897	76,917
Warren Resources Inc. (a)	12,801	31,362
Western Refining Inc. (a)	7,942	56,071
Westmoreland Coal Co. (a)	2,081	16,856
Willbros Group Inc. (a)	8,934	111,764
Zion Oil & Gas Inc. (a)	2,794	29,672

		6,214,736

Technology (16.25%)
3Com Corp (a)	89,208	420,170
3D Systems Corp. (a)	3,684	26,562
3PAR Inc. (a)	5,969	74,016
AboveNet Inc. (a)	1,433	116,044
Acacia Research - Acacia Technologies (a)	7,442	58,569
ACI Worldwide Inc. (a)	8,086	112,881
Acme Packet Inc. (a)	9,028	91,363
Actel Corp. (a)	6,025	64,648
ActivIdentity Corp. (a)	10,738	27,167
Actuate Corp. (a)	10,049	48,034
Acxiom Corp.	15,745	139,028
Adaptec Inc. (a)	26,539	70,328
Adtran Inc.	12,639	271,359
Advanced Analogic Technologies Inc. (a)	10,005	45,923
Advanced Battery Technologies Inc. (a)	11,610	46,672

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Agilysys Inc.	3,531	$16,525
American Reprographics Co. (a)	7,995	66,518
American Science & Engineering Inc.	2,051	141,765
American Software Inc. Class A	4,929	28,391
AMICAS Inc. (a)	8,269	22,988
Amkor Technology Inc. (a)	25,039	118,434
ANADIGICS Inc. (a)	13,989	58,614
Anaren Inc. (a)	3,472	61,385
Anixter International Inc. (a)	6,765	254,296
Applied Micro Circuits Corp. (a)	14,723	119,698
Applied Signal Technology Inc.	2,966	75,663
ArcSight Inc. (a)	4,278	76,020
Ariba Inc. (a)	19,742	194,261
Art Technology Group Inc. (a)	28,418	107,988
Aruba Networks Inc. (a)	13,665	119,432
AsiaInfo Holdings Inc. (a)	6,753	116,219
Atheros Communications (a)	13,887	267,186
Avid Technology Inc. (a)	6,630	88,908
Avocent Corp. (a)	9,956	138,986
Bel Fuse Inc.	2,380	38,175
Benchmark Electronics Inc. (a)	15,105	217,512
BigBand Networks Inc. (a)	9,087	46,980
Black Box Corp.	3,970	132,876
Blackbaud Inc.	9,991	155,360
Blackboard Inc. (a)	7,146	206,234
Blue Coat Systems Inc. (a)	8,871	146,726
Bottomline Technologies Inc. (a)	6,021	54,249
CACI International Inc. (a)	6,831	291,752
Callidus Software Inc. (a)	6,597	18,801
Cavium Networks Inc. (a)	8,408	141,338
Cbeyond Inc. (a)	5,256	75,424
CEVA Inc. (a)	4,410	38,279
Checkpoint Systems Inc. (a)	8,712	136,691
China Fire & Security Group Inc. (a)	3,062	37,265
China Information Security Technology Inc. (a)	5,014	14,340
China Security & Surveillance Technology Inc. (a)	7,602	57,319
China TransInfo Technology Corp. (a)	2,184	10,221
Chordiant Software Inc. (a)	6,542	23,747
Ciber Inc. (a)	16,009	49,628
Cirrus Logic Inc. (a)	14,264	64,188
Cogent Communications Group Inc. (a)	9,933	80,954
Cogent Inc. (a)	9,703	104,113
Cogo Group Inc. (a)	5,648	33,719
Coherent Inc. (a)	5,017	103,752
Commvault Systems Inc. (a)	9,390	155,686
Compellent Technologies Inc. (a)	3,915	59,704
Computer Task Group Inc. (a)	3,518	21,460
comScore Inc. (a)	5,012	66,760
COMSYS IT Partners Inc. (a)	3,725	21,791

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Comtech Telecommunications Corp. (a)	6,384	$203,522
Comverge Inc. (a)	4,409	53,349
Concur Technologies Inc. (a)	9,030	280,652
Constant Contact Inc. (a)	5,562	110,350
CPI International Inc. (a)	1,697	14,747
Cray Inc. (a)	7,541	59,423
CSG Systems International Inc. (a)	7,866	104,146
CSR Plc (a)	9,964	57,334
Cubic Corp.	3,558	127,341
D&E Communications Inc.	3,369	34,465
Daktronics Inc.	7,201	55,448
Data Domain Inc. (a)	10,965	365,683
DealerTrack Holdings Inc. (a)	8,690	147,730
Deltek Inc. (a)	2,751	11,939
DemandTec Inc. (a)	4,299	37,831
Digi International Inc. (a)	5,725	55,819
Digital River Inc. (a)	8,636	313,660
DigitalGlobe Inc. (a)	3,424	65,741
Diodes Inc. (a)	7,399	115,720
DivX Inc. (a)	7,814	42,899
Double-Take Software Inc. (a)	3,787	32,758
DSP Group Inc. (a)	5,341	36,105
Dynamics Research Corp. (a)	2,032	20,340
Ebix Inc. (a)	1,647	51,584
Echelon Corp. (a)	7,790	66,059
Electronics for Imaging Inc. (a)	11,010	117,367
eLoyalty Corp. (a)	1,550	12,214
EMS Technologies Inc. (a)	3,468	72,481
Emulex Corp. (a)	19,193	187,708
Ener1 Inc. (a)	11,678	63,762
EnergySolutions Inc.	17,510	161,092
Entropic Communications Inc. (a)	12,358	27,806
Entrust Inc. (a)	11,486	20,790
Epicor Software Corp. (a)	10,929	57,924
EPIQ Systems Inc. (a)	7,491	114,987
ePlus Inc. (a)	878	12,792
Exar Corp. (a)	8,208	59,016
Extreme Networks Inc. (a)	19,384	38,768
FalconStor Software Inc. (a)	8,374	39,777
Formfactor Inc. (a)	11,157	192,347
Gartner Inc. (a)	13,618	207,811
GeoEye Inc. (a)	4,165	98,127
Globecomm Systems Inc. (a)	4,418	31,765
GSE Systems Inc. (a)	3,753	25,333
GSI Technology Inc. (a)	4,362	16,837
Hackett Group Inc. (a)	9,027	21,033
Harmonic Inc. (a)	22,382	131,830
Harris Stratex Networks Inc. Class A (a)	13,138	85,134
Herley Industries Inc. (a)	2,959	32,460
Hittite Microwave Corp. (a)	4,820	167,495
Hughes Communications Inc. (a)	2,074	47,349
i2 Technologies Inc. (a)	3,492	43,825
ICx Technologies Inc. (a)	2,993	17,958

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
iGate Corp.	5,272	$34,901
II-VI Inc. (a)	5,585	123,819
Imation Corp.	6,564	49,952
Imergent Inc.	1,861	13,027
Immersion Corp. (a)	6,848	33,829
Informatica Corp. (a)	19,865	341,479
Integral Systems Inc. (a)	3,724	30,984
Intellon Corp. (a)	4,996	21,233
Interactive Intelligence Inc. (a)	3,042	37,295
Intermec Inc. (a)	14,318	184,702
Internet Brands Inc. (a)	6,390	44,730
Internet Capital Group Inc. (a)	8,492	57,151
IPG Photonics Corp. (a)	5,375	58,964
iRobot Corp. (a)	4,303	55,853
Isilon Systems Inc. (a)	5,384	22,828
Ixia (a)	7,264	48,959
IXYS Corp.	5,453	55,184
j2 Global Communications Inc. (a)	10,118	228,262
Jack Henry & Associates Inc.	19,161	397,591
JDA Software Group Inc. (a)	5,997	89,715
Keynote Systems Inc. (a)	3,178	24,280
Kopin Corp. (a)	15,119	55,487
KVH Industries Inc. (a)	3,283	22,423
L-1 Identity Solutions Inc. (a)	17,146	132,710
LaBarge Inc. (a)	2,670	24,751
Lantronix Inc. Warrants (a) (b)	73	0
Lattice Semiconductor Corp. (a)	25,275	47,517
Lawson Software Inc. (a)	31,883	177,907
Limelight Networks Inc. (a)	7,415	32,626
Lionbridge Technologies Inc. (a)	13,485	24,812
LivePerson Inc. (a)	9,639	38,556
Loral Space & Communications Inc. (a)	2,477	63,783
Manhattan Associates Inc. (a)	5,204	94,817
ManTech International Corp. (a)	4,956	213,306
Maxwell Technologies Inc. (a)	5,219	72,179
MEMSIC Inc. (a)	3,679	15,599
Mentor Graphics Corp. (a)	21,888	119,727
Mercadolibre Inc. (a)	5,799	155,877
Mercury Computer Systems Inc. (a)	4,775	44,169
Methode Electronics Inc.	8,339	58,540
Micrel Inc.	10,485	76,750
Microsemi Corp. (a)	18,436	254,417
MicroStrategy Inc. (a)	2,013	101,093
Microtune Inc. (a)	12,142	28,412
Microvision Inc. (a)	15,754	48,365
MIPS Technologies Inc. (a)	9,823	29,469
ModusLink Global Solutions Inc. (a)	10,924	74,939
Monolithic Power Systems Inc. (a)	7,632	171,033
Monotype Imaging Holdings Inc. (a)	5,069	34,520
MSC.Software Corp. (a)	9,866	65,708
MTS Systems Corp.	3,851	79,523

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Multi-Fineline Electronix Inc. (a)	2,048	$43,827
NCI Inc. (a)	1,424	43,318
Ness Technologies Inc. (a)	8,607	33,653
Netezza Corp. (a)	10,954	91,137
Netgear Inc. (a)	7,760	111,822
Netlogic Microsystems Inc. (a)	4,055	147,845
NetScout Systems Inc. (a)	5,697	53,438
NetSuite Inc. (a)	3,890	45,941
Network Equipment Technologies Inc. (a)	6,832	29,104
Newport Corp. (a)	7,901	45,747
Novatel Wireless Inc. (a)	7,111	64,141
NVE Corp. (a)	1,016	49,378
Omniture Inc. (a)	15,266	191,741
Omnivision Technologies Inc. (a)	11,645	120,992
OpenTable Inc. (a)	707	21,330
OpenTV Corp. Class A (a)	18,441	24,342
Openwave Systems Inc. (a)	19,437	43,539
Oplink Communications Inc. (a)	4,561	51,995
OPNET Technologies Inc.	2,883	26,408
OSI Systems Inc. (a)	3,479	72,537
PAETEC Holding Corp. (a)	27,142	73,283
Palm Inc. (a)	31,372	519,834
PAR Technology Corp. (a)	1,933	12,352
Parametric Technology Corp. (a)	26,456	309,271
Park Electrochemical Corp.	4,710	101,406
PC-Tel Inc. (a)	4,573	24,466
Pegasystems Inc.	3,346	88,267
Pericom Semiconductor Corp. (a)	5,987	50,411
Perot Systems Corp. (a)	20,040	287,173
Pervasive Software Inc. (a)	3,612	21,997
Phoenix Technologies Ltd. (a)	6,035	16,355
Plexus Corp. (a)	8,980	183,731
PLX Technology Inc. (a)	8,879	33,474
Polycom Inc. (a)	19,109	387,339
Power Integrations Inc.	5,511	131,107
Progress Software Corp. (a)	8,982	190,149
PROS Holdings Inc. (a)	4,453	36,158
QAD Inc.	2,688	8,736
Quantum Corp. (a)	45,082	37,418
Quest Software Inc. (a)	14,980	208,821
Rackspace Hosting Inc. (a)	15,041	208,468
Radiant Systems Inc. (a)	6,065	50,340
Radisys Corp. (a)	5,036	45,374
RealNetworks Inc. (a)	19,192	57,384
RF Micro Devices Inc. (a)	61,601	231,620
RightNow Technologies Inc. (a)	5,043	59,507
Rimage Corp. (a)	2,095	34,798
Riverbed Technology Inc. (a)	12,427	288,182
Rogers Corp. (a)	3,609	73,010
Rubicon Technology Inc. (a)	2,906	41,498
S1 Corp. (a)	12,505	86,285
Saba Software Inc. (a)	5,776	22,238

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Safeguard Scientifics Inc. (a)	27,888	$36,812
Sapient Corp. (a)	19,278	121,259
SAVVIS Inc. (a)	8,250	94,545
ScanSource Inc. (a)	5,980	146,630
SeaChange International Inc. (a)	7,413	59,526
Semtech Corp. (a)	13,937	221,738
Sigma Designs Inc. (a)	6,077	97,475
Silicon Graphics International Corp. (a)	6,504	29,528
Silicon Image Inc. (a)	16,114	37,062
Silicon Storage Technology Inc. (a)	19,095	35,708
Skyworks Solutions Inc. (a)	38,269	374,271
Smart Modular Technologies (WWH) Inc. (a)	8,487	19,266
Smith Micro Software Inc. (a)	6,799	66,766
Solarwinds Inc. (a)	2,831	46,683
Solera Holdings Inc. (a)	15,815	401,701
SonicWALL Inc. (a)	12,511	68,560
Sonus Networks Inc. (a)	50,667	81,574
Sourcefire Inc. (a)	5,167	64,019
Spectrum Control Inc. (a)	2,946	25,925
SPSS Inc. (a)	4,100	136,817
SRA International Inc. (a)	9,524	167,241
SRS Labs Inc. (a)	2,736	18,194
Standard Microsystems Corp. (a)	4,997	102,189
Stanley Inc. (a)	2,667	87,691
Starent Networks Corp. (a)	8,872	216,566
STEC Inc. (a)	5,507	127,707
Stratasys Inc. (a)	4,529	49,774
SuccessFactors Inc. (a)	8,608	79,021
SumTotal Systems Inc. (a)	7,298	35,103
Super Micro Computer Inc. (a)	4,843	37,097
Supertex Inc. (a)	2,456	61,670
Support.com Inc. (a)	10,133	22,090
Switch & Data Facilities Co. (a)	4,503	52,820
Sycamore Networks Inc. (a)	45,195	141,460
Sykes Enterprises Inc. (a)	8,036	145,371
Synaptics Inc. (a)	7,789	301,045
Synchronoss Technologies Inc. (a)	4,388	53,841
Syniverse Holdings Inc. (a)	15,861	254,252
SYNNEX Corp. (a)	4,469	111,680
Syntel Inc.	2,831	89,007
Taleo Corp. (a)	6,960	127,159
TechTarget (a)	3,046	12,184
Techwell Inc. (a)	3,392	28,832
Tekelec (a)	15,122	254,503
TeleCommunication Systems Inc. Class A (a)	8,899	63,272
Terremark Worldwide Inc. (a)	11,595	67,019
Tessera Technologies Inc. (a)	11,058	279,657
TIBCO Software Inc. (a)	40,846	292,866
Tier Technologies Inc. Class B (a)	4,102	31,503

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Trident Microsystems Inc. (a)	13,375	$23,273
TriQuint Semiconductor Inc. (a)	34,161	181,395
TTM Technologies Inc. (a)	10,005	79,640
Tyler Technologies Inc. (a)	7,227	112,886
Ultimate Software Group Inc. (a)	5,545	134,411
Unica Corp. (a)	3,054	16,736
Unisys Corp. (a)	85,914	129,730
Universal Display Corp. (a)	6,346	62,064
UTStarcom Inc. (a)	24,256	39,537
Varian Inc. (a)	6,544	258,030
VASCO Data Security International Inc. (a)	5,668	41,433
VeriFone Holdings Inc. (a)	16,739	125,710
ViaSat Inc. (a)	6,022	154,404
Vignette Corp. (a)	5,514	72,509
Virage Logic Corp. (a)	3,826	17,217
Virtusa Corp. (a)	3,230	25,937
Vocus Inc. (a)	3,784	74,772
Volterra Semiconductor Corp. (a)	5,239	68,840
Web.com Group Inc. (a)	6,057	34,101
Websense Inc. (a)	10,066	179,577
White Electronic Designs Corp. (a)	5,379	24,905
Wind River Systems Inc. (a)	15,815	181,240
Zix Corp. (a)	14,873	22,310
Zoran Corp. (a)	11,821	128,849

		28,074,143

Telecommunications (1.24%)
ADC Telecommunications Inc. (a)	22,402	178,320
Airvana Inc. (a)	5,273	33,589
Alaska Communications Systems Group Inc.	10,149	74,291
Atlantic Tele-Network Inc.	1,948	76,537
Centennial Communications Corp. (a)	19,704	164,726
Cincinnati Bell Inc. (a)	49,101	139,447
Communications Systems Inc.	1,448	14,190
Consolidated Communications Holdings Inc.	5,131	60,084
FairPoint Communications Inc.	19,550	11,730
FiberNet Telecom Group Inc. (a)	1,386	17,214
General Communication Inc. Class A (a)	9,939	68,877
Global Crossing Ltd. (a)	6,857	62,947
HickoryTech Corp.	3,061	23,509
iBasis Inc. (a)	6,638	8,696
Infinera Corp. (a)	19,427	177,369
Iowa Telecommunications Services Inc.	7,767	97,165
iPCS Inc. (a)	3,864	57,805
Neutral Tandem Inc. (a)	7,426	219,216
NTELOS Holdings Corp.	6,726	123,893
Premiere Global Services Inc. (a)	13,954	151,261
RCN Corp. (a)	8,263	49,330
Shenandoah Telecommunications Co.	5,284	107,212

	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
ShoreTel Inc. (a)	10,159	$81,272
SureWest Communications (a)	3,337	34,938
USA Mobility Inc.	5,257	67,079
Virgin Mobile USA Inc. (a)	8,940	35,939

		2,136,636

Utilities & Energy (3.98%)
Allete Inc.	5,902	169,682
American States Water Co.	4,194	145,280
Argan Inc. (a)	1,741	24,600
Artesian Resources Corp. Class A	1,457	23,210
Atlas America Inc.	7,764	138,743
Avista Corp.	12,451	221,752
Black Hills Corp.	8,819	202,749
Broadwind Energy Inc. (a)	7,302	82,659
California Water Service Group	4,407	162,354
Central Vermont Public Service Corp.	2,828	51,187
CH Energy Group Inc.	3,516	164,197
Chesapeake Utilities Corp.	1,492	48,535
Cleco Corp.	13,797	309,329
Connecticut Water Service Inc.	1,843	39,975
Consolidated Water Co. Ltd.	3,263	51,718
Crosstex Energy Inc.	8,836	36,758
El Paso Electric Co. (a)	10,380	144,905
Empire District Electric Co.	8,027	132,606
EnerNOC Inc. (a)	2,763	59,874
Evergreen Energy Inc. (a)	30,506	29,896
Florida Public Utilities Co.	1,441	20,217
GreenHunter Energy Inc. Warrants (a) (b)	94	0
GT Solar International Inc. (a)	6,652	35,389
Headwaters Inc. (a)	9,220	30,979
Idacorp Inc.	10,728	280,430
International Coal Group Inc. (a)	21,010	60,089
Laclede Group Inc.	5,018	166,246
MGE Energy Inc.	5,212	174,863
Middlesex Water Co.	2,909	42,035
MYR Group Inc. (a)	4,004	80,961
New Jersey Resources Corp.	9,599	355,547
Nicor Inc.	10,302	356,655
Northwest Natural Gas Co.	6,042	267,781
NorthWestern Corp.	8,109	184,561
Otter Tail Corp.	8,000	174,720
Pennichuck Corp.	1,001	22,823
Piedmont Natural Gas Company Inc.	16,777	404,493
Pike Electric Corp. (a)	3,597	43,344
PNM Resources Inc.	19,909	213,225
Portland General Electric Co.	17,145	333,985
SJW Corp.	2,885	65,489
South Jersey Industries Inc.	6,759	235,821
Southwest Gas Corp.	10,375	230,429
Southwest Water Co.	5,522	30,481

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares or
	principal
	amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
UIL Holdings Corp.	6,697	$150,348
Unisource Energy Corp.	8,105	215,107
Unitil Corp.	2,450	50,519
WGL Holdings Inc.	11,431	366,021
York Water Co.	2,664	40,839

		6,873,406

Total Common Stocks
(cost $229,944,562)		170,854,142

Short-term Investments (1.08%)
U.S. Treasury Bill, 0.040%, 07/23/2009 (c)	$1,873,000	1,872,863

Total Short-term Investments
(cost $1,872,954)		1,872,863

TOTAL INVESTMENTS (99.99%)
(cost $231,817,516)		172,727,005
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.01%)		16,597

NET ASSETS (100.00%)		$172,743,602

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.33%) (a)
Australia (7.21%)
AGL Energy Ltd.	12,033	$130,215
Alumina Ltd.	60,921	70,024
Amcor Ltd.	22,102	88,873
AMP Ltd.	55,486	217,392
Aristocrat Leisure Ltd.	9,841	29,985
Arrow Energy Ltd. (b)	15,032	42,694
Australia & New Zealand Banking Group Ltd.	63,952	847,521
Australian Stock Exchange	4,863	144,487
AXA Asia Pacific Holdings Ltd.	27,826	86,918
Bendigo and Adelaide Bank Ltd.	7,285	40,705
BHP Billiton Ltd.	91,205	2,498,637
Billabong International Ltd.	5,798	40,750
BlueScope Steel Ltd.	48,312	97,962
Boral Ltd.	17,910	58,432
Brambles Ltd.	36,766	176,023
Caltex Australia Ltd.	3,766	41,823
CFS Retail Property Trust	42,893	56,824
Coca-Cola Amatil Ltd.	16,779	116,285
Cochlear Ltd.	1,570	72,876
Commonwealth Bank of Australia	40,364	1,265,243
Computershare Ltd.	11,101	80,460
Crown Ltd.	12,695	73,986
CSL Ltd.	16,678	431,229
CSR Ltd.	34,978	47,586
Dexus Property Group	130,136	78,297
Energy Resources of Australia Ltd.	1,751	32,856
Fairfax Media Ltd.	67,467	66,113
Fortescue Metals Group Ltd. (b)	36,110	109,446
Foster’s Group Ltd.	51,750	214,421
Goodman Fielder Ltd.	35,178	36,903
GPT Group	253,848	99,336
Harvey Norman Holdings Ltd.	13,901	36,850
Incitec Pivot Ltd.	41,898	79,736
Insurance Australia Group Ltd.	55,012	155,331
James Hardie Industries NV CDI (b)	9,715	32,781
Leighton Holdings Ltd.	3,950	74,503
Lend Lease Corp. Ltd.	13,365	75,212
Lion Nathan Ltd.	7,514	69,987
Macquarie Airports	20,130	37,423
Macquarie Group Ltd.	8,248	258,216
Macquarie Infrastructure Group	63,594	73,106
Metcash Ltd.	19,717	68,438
Mirvac Group	63,835	55,315
National Australia Bank Ltd.	52,377	943,633
Newcrest Mining Ltd.	13,311	325,337
Nufarm Ltd.	4,441	32,759
Onesteel Ltd.	35,378	73,125
Orica Ltd.	9,687	168,597
Origin Energy Ltd.	24,277	285,847
OZ Minerals Ltd.	81,467	59,724
Paladin Energy Ltd. (b)	15,175	59,662
Perpetual Ltd.	1,149	26,348

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Qantas Airways Ltd.	27,618	$44,722
QBE Insurance Group Ltd.	27,436	439,032
Rio Tinto Ltd.	7,787	325,273
Rio Tinto Ltd. - New (b)	4,088	171,953
Santos Ltd.	22,938	268,755
Sims Group Ltd.	3,988	83,041
Sonic Healthcare Ltd.	9,500	94,232
SP AusNet	38,979	24,169
Stockland	61,219	157,916
Suncorp-Metway Ltd.	35,290	189,737
Tabcorp Holding Ltd.	15,578	89,653
Tatts Group Ltd.	30,108	61,687
Telstra Corp. Ltd.	123,558	337,167
Toll Holdings Ltd.	17,765	89,151
Transurban Group	32,275	108,443
Wesfarmers Ltd.	27,773	505,678
Wesfarmers Ltd. PPS	4,287	81,020
Westfield Group	54,969	503,092
Westpac Banking Corp.	79,549	1,294,235
Woodside Petroleum Ltd.	13,476	465,542
Woolworths Ltd.	33,511	710,967
WorleyParsons Ltd.	4,699	89,555

		16,521,252

Austria (0.31%)
Erste Group Bank AG	4,812	130,637
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	2,180	111,212
OMV AG	4,032	151,581
Raiffeisen International Bank Holding AG	1,512	52,782
Telekom Austria AG	8,659	135,561
Vienna Insurance Group	960	41,849
VoestAlpine AG	2,958	81,475

		705,097

Belgium (0.92%)
Anheuser-Busch InBev NV	19,726	715,252
Belgacom SA	4,478	143,200
Colruyt SA	450	102,803
Compagnie Nationale a Portefeuille	934	45,204
Delhaize Group	2,798	196,990
Dexia SA (b)	14,903	113,768
Fortis (b)	62,198	212,968
Fortis Rights (b) (c)	62,198	0
Groupe Bruxelles Lambert SA	2,303	168,822
KBC GROEP NV (b)	4,322	79,478
Mobistar SA	634	39,146
Solvay SA	1,512	127,909
UCB SA	2,743	88,087

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
Umicore	3,495	$79,669

		2,113,296

Denmark (0.91%)
A P Moller-Maersk A/S Class A	15	87,910
A P Moller-Maersk A/S Class B	31	185,738
Carlsberg A/S Class B	2,852	182,957
Coloplast A/S Class B	708	48,678
Danske Bank A/S (b)	12,714	219,337
DSV A/S (b)	4,999	62,005
H. Lundbeck A/S	1,310	24,924
Novo Nordisk A/S Class B	12,183	663,550
Novozymes A/S Class B	1,332	108,363
Topdanmark A/S (b)	431	50,341
Trygvesta A/S	461	27,193
Vestas Wind Systems A/S (b)	5,552	398,437
William DeMant Holding (b)	658	34,075

		2,093,508

Finland (1.26%)
Elisa OYJ	3,848	63,413
Fortum OYJ	11,877	270,714
Kesko OYJ	1,815	48,072
Kone Corp. OYJ Class B	4,112	126,269
Metso OYJ	3,640	68,140
Neste Oil OYJ	3,730	51,906
Nokia OYJ	102,657	1,503,625
Nokian Renkaat OYJ	3,017	56,773
Orion OYJ Class B	2,451	38,441
Outokumpu OYJ	3,375	58,322
Pohjola Bank PLC	4,236	33,939
Rautaruukki OYJ	2,314	46,412
Sampo OYJ A Shares	11,516	217,743
Sanoma OYJ	2,121	32,890
Stora Enso OYJ R Shares (b)	16,305	86,246
UPM-Kymmene OYJ	13,515	117,943
Wartsila OYJ Class B	2,362	76,266

		2,897,114

France (10.26%)
Accor SA	4,178	166,460
Aeroports de Paris (ADP)	816	59,992
Air France-KLM	3,523	45,184
Air Liquide SA	6,717	616,322
Alcatel-Lucent (b)	60,369	151,389

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Alstom SA	5,564	$330,370
ArcelorMittal	23,337	772,291
Atos Origin SA (b)	1,347	45,867
AXA	43,168	817,035
bioMerieux	279	24,537
BNP Paribas	22,915	1,494,338
Bouygues	6,241	236,021
Bureau Veritas SA	1,330	65,509
Cap Gemini SA	3,892	144,040
Carrefour SA	17,411	746,665
Casino Guichard Perrachon SA	1,331	90,142
Casino Guichard Perrachon SA
Rights (b) (c)	1,199	4,626
Christian Dior SA	1,673	125,322
CNP Assurances	992	94,914
Compagnie de Saint-Gobain	10,144	341,321
Compagnie Generale de Geophysique-Veritas (b)	3,660	66,256
Compagnie Generale des Etablissements Michelin Class B	3,987	228,341
Credit Agricole SA	24,058	301,644
Dassault Systemes SA	1,552	68,731
Eiffage SA	1,005	58,732
Electricite de France	6,473	316,063
Eramet (b)	143	37,562
Essilor International SA	5,449	260,575
Eurazeo	712	29,652
European Aeronautic Defence and Space Co.	10,984	178,385
Eutelsat Communications	2,783	72,033
Fonciere des Regions	587	44,258
France Telecom SA	50,254	1,143,456
GDF Suez	33,047	1,237,019
Gecina SA	482	29,904
Groupe DANONE	15,065	746,992
Hermes International SCA	1,454	202,438
ICADE	551	45,337
Iliad SA	446	43,373
Imerys SA	657	27,612
Imerys SA New (b) (c)	131	4,989
Ipsen SA	550	24,097
JC Decaux SA (b)	1,816	28,860
Klepierre	2,296	59,500
L'Oreal SA	6,645	498,796
Lafarge SA	3,828	260,447
Lafarge SA - New (b)	1,596	104,492
Lagardere SCA	3,553	118,454
Legrand SA	2,615	57,223
LVMH Moet Hennessy Louis Vuitton SA	6,704	514,152
M6 Metropole Television	1,858	35,238
Natixis (b)	19,984	38,895
Neopost SA	924	83,203

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
PagesJaunes Groupe	3,355	$32,708
Pernod Ricard SA	5,354	338,497
Peugeot SA (b)	4,351	114,863
PPR SA	2,032	166,577
Publicis Groupe SA	3,275	100,263
Renault SA (b)	4,918	181,702
Safran SA	4,878	64,608
Sanofi-Aventis	28,883	1,706,682
Schneider Electric SA	6,386	488,770
SCOR SE	5,075	104,273
SES FDR	7,856	150,222
Societe BIC SA	720	41,457
Societe des Autoroutes Paris-Rhin- Rhone	483	32,969
Societe Generale	12,789	701,994
Societe Television Francaise 1	3,413	38,470
Sodexo	2,693	138,656
STMicroelectronics NV	18,899	142,469
Suez Environnement SA	7,304	127,997
Technip SA	2,907	143,344
Thales SA	2,430	109,092
Total SA	58,241	3,156,685
Unibail-Rodamco	2,272	339,694
Vallourec SA	1,473	180,041
Veolia Environnement	10,479	309,828
Vinci SA	11,357	512,473
Vivendi	32,088	770,234

		23,533,622

Germany (7.36%)
Adidas AG	5,248	199,987
Allianz SE Reg.	12,414	1,145,093
BASF SE	25,108	1,000,341
Bayer AG	20,791	1,117,306
Bayerische Motoren Werke (BMW) AG	8,782	331,739
Beiersdorf AG	2,512	118,331
Celesio AG	2,376	54,580
Commerzbank AG (b)	19,718	122,916
Daimler AG Registered Shares	24,680	896,268
Deutsche Bank AG Reg.	15,287	929,305
Deutsche Boerse AG	5,264	409,668
Deutsche Lufthansa AG Reg.	6,177	77,575
Deutsche Post AG	23,606	308,222
Deutsche Postbank AG (b)	2,343	59,715
Deutsche Telekom AG	77,756	919,270
E.On AG	51,829	1,839,813
Fraport AG	1,039	44,550
Fresenius Medical Care AG & Co. KGaA	5,352	240,498
Fresenius SE	745	34,861
GEA Group AG	4,266	64,780
Hamburger Hafen und Logistik AG	703	27,161

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Hannover Rueckversicherung AG Reg. (b)	1,534	$56,708
Henkel AG & Co. KGaA	3,668	98,948
Hochtief AG	1,190	60,092
K+S Group AG	4,140	233,521
Linde AG	4,054	333,047
MAN AG	2,909	178,988
Merck KGaA	1,830	186,212
Metro AG	3,177	151,790
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,616	758,749
Puma AG	117	25,624
QIAGEN NV (b)	5,004	92,928
RWE AG	11,417	900,335
Salzgitter AG	1,012	89,198
SAP AG	23,597	951,388
Siemens AG	22,507	1,556,408
Solarworld AG	2,412	57,083
Suedzucker AG	1,409	28,557
ThyssenKrupp AG	9,076	226,105
TUI AG (b)	4,092	30,212
United Internet AG Reg. (b)	3,537	41,551
Volkswagen AG	2,430	823,242
Wacker Chemie AG	429	49,541

		16,872,206

Greece (0.57%)
Alpha Bank AE (b)	10,159	111,221
Bank of Cyprus Public Company Ltd.	14,036	79,295
Coca-Cola Hellenic Bottling Co. SA	4,956	102,147
EFG Eurobank Ergasias (b)	8,697	91,479
Hellenic Petroleum SA	3,019	29,190
Hellenic Telecommunications Organization SA	7,019	107,336
Marfin Investment Group SA (b)	16,955	72,760
National Bank of Greece SA (b)	13,460	373,396
OPAP SA	6,370	169,856
Piraeus Bank SA (b)	7,659	76,253
Public Power Corp. SA (b)	2,789	57,548
Titan Cement Co. SA	1,660	43,806

		1,314,287

Hong Kong (2.39%)
ASM Pacific Technology	4,500	23,012
Bank of East Asia Ltd.	41,025	124,330
BOC Hong Kong Holdings Ltd.	105,000	182,690
Cathay Pacific Airways Ltd.	29,000	39,784
Cheung Kong Holdings Ltd.	37,000	423,062
Cheung Kong Infrastructure Holdings Ltd.	12,000	42,038
Chinese Estates Holdings Ltd.	16,000	29,230
CLP Holdings Ltd.	54,783	363,002

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Esprit Holdings Ltd.	29,500	$163,897
Foxconn International Holdings Ltd. (b)	61,000	39,660
Hang Lung Group Ltd.	24,000	112,305
Hang Lung Properties Ltd.	58,000	190,996
Hang Seng Bank Ltd.	20,674	289,357
Henderson Land Development Co. Ltd.	29,926	170,764
Hong Kong & China Gas Co. Ltd.	108,605	227,982
Hong Kong Aircraft Engineering Co. Ltd.	2,000	23,239
Hong Kong Exchanges & Clearing Ltd.	27,500	425,054
Hongkong Electric Holdings Ltd.	38,500	213,872
Hopewell Holdings	16,000	49,960
Hutchison Whampoa Ltd.	57,210	372,159
Hysan Development Co. Ltd.	17,000	43,531
Kerry Properties Ltd.	18,000	78,408
Li & Fung Ltd.	57,000	152,192
Lifestyle International Holdings Ltd.	19,000	26,267
Link REIT	60,000	127,519
Mongolia Energy Corporation Ltd. (b)	50,000	18,297
MTR Corp.	40,000	119,495
New World Development Co. Ltd.	67,800	122,042
NWS Holdings Ltd.	23,000	41,414
Orient Overseas International Ltd.	6,600	28,006
PCCW Ltd.	81,000	21,092
Shangri-La Asia Ltd.	38,271	56,525
Sino Land Co. Ltd.	42,000	69,143
Sun Hung Kai Properties Ltd.	39,000	484,294
Swire Pacific Ltd. Class A	23,000	230,872
Television Broadcasts Ltd.	8,000	32,040
Wharf Holdings Ltd.	39,503	166,555
Wheelock and Co. Ltd.	26,000	66,820
Wing Hang Bank Ltd.	5,500	48,010
Yue Yuen Industrial Holdings Ltd.	15,500	36,462

		5,475,377

Ireland (0.30%)
Anglo Irish Bank Corp. PLC (b) (c)	20,760	6,320
CRH PLC	18,198	418,265
Elan Corp. PLC (b)	13,286	87,238
Kerry Group PLC Class A	3,471	79,114
Ryanair Holdings PLC (b)	18,704	86,452

		677,389

Italy (3.49%)
A2A SpA	31,700	57,933
ACEA SpA	1,868	22,810
Alleanza Assicurazioni SpA	12,056	82,854
Assicurazioni Generali SpA	28,855	600,962
Atlantia SpA	7,280	147,453
Autogrill SpA	3,167	26,761
Banca Carige SpA	15,801	43,408

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Banca Monte Dei Paschi di Siena SpA	64,209	$103,782
Banca Popolare di Milano Scarl	11,828	70,578
Banca Popolare di Milano Scarl Rights (b) (c)	11,828	2
Banco Popolare Societa Cooperativa (b)	17,249	128,989
Enel SpA	180,939	883,327
Eni SpA	71,325	1,691,615
EXOR SpA	1,697	24,425
Fiat SpA (b)	20,177	203,453
Finmeccanica SpA	11,527	162,553
Fondiaria Sai SpA	2,180	35,189
Intesa Sanpaolo (b)	207,831	671,607
Intesa Sanpaolo RNC (b)	26,794	66,243
Italcementi SpA	2,020	23,129
Lottomatica SpA	1,331	25,700
Luxottica Group SpA (b)	3,314	68,942
Mediaset SpA	19,593	110,000
Mediobanca SpA	12,782	152,315
Mediolanum SpA	5,139	27,454
Parmalat SpA	44,332	107,075
Pirelli & Co. SpA (b)	48,856	17,130
Prysmian SpA	2,396	36,114
Saipem SpA	7,262	177,422
Saras SPA (b)	7,133	20,365
Snam Rete Gas SpA	40,883	179,589
Telecom Italia RNC SpA	157,866	155,515
Telecom Italia SpA	277,256	384,409
Tenaris SA	12,328	168,178
Terna - Rete Elettrica Nationale SpA	34,180	113,994
UBI Banca - Unione di Banche Italiane ScpA	17,199	1,327
UBI Banca - Unione di Banche Italiane ScpA Rights (b) (c)	16,126	1,102
UniCredit SpA (b)	391,632	990,549
Unione di Banche Italiane Scpa	16,126	210,141
Unipol Gruppo Finanziario SpA (b)	14,383	16,874

		8,011,268

Japan (23.70%)
77 Bank Ltd.	10,000	58,223
ABC-Mart Inc.	600	15,403
Acom Co. Ltd.	1,310	32,648
Advantest Corp.	3,980	72,477
Aeon Co. Ltd.	18,200	179,579
Aeon Credit Service Co. Ltd.	2,100	27,475
Aeon Mall Co. Ltd.	1,900	36,057
Aioi Insurance Co. Ltd.	13,000	59,252
Aisin Seiki Co. Ltd.	5,500	118,819
Ajinomoto Co. Inc.	18,000	142,391
Alfresa Holdings Corp.	800	36,959
All Nippon Airways Co. Ltd.	16,000	55,906
Amada Co. Ltd.	10,000	61,972

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aozora Bank Ltd. (b)	21,000	$32,420
Asahi Breweries Ltd.	10,500	150,462
Asahi Glass Co. Ltd.	27,000	216,270
Asahi Kasei Corp.	33,000	167,434
ASICS Corp.	5,000	45,606
Astellas Pharma Inc.	12,351	436,140
Bank of Kyoto Ltd.	8,000	74,150
Bank of Yokohama Ltd.	34,000	181,988
Benesse Corp.	1,900	76,187
Bridgestone Corp.	16,400	256,897
Brother Industries Ltd.	6,200	54,838
Canon Inc.	29,300	957,055
Canon Marketing Japan Inc.	2,000	27,960
Casio Computer Co. Ltd.	7,000	62,698
Central Japan Railway Co.	42	258,194
Chiba Bank Ltd.	21,000	137,053
Chubu Electric Power Co. Inc.	18,100	417,997
Chugai Pharmaceutical Co. Ltd.	6,400	121,785
Chugoku Bank Ltd.	4,000	55,458
Chugoku Electric Power Co. Inc.	7,300	152,417
Chuo Mitsui Trust Holdings Inc.	25,000	95,257
Citizen Holdings Co. Ltd.	9,300	47,624
Coca-Cola West Co. Ltd.	1,700	32,514
Cosmo Oil Co. Ltd.	15,000	50,784
Credit Saison Co. Ltd.	4,600	58,350
Dai Nippon Printing Co. Ltd.	15,000	205,378
Daicel Chemical Industries Ltd.	8,000	48,482
Daido Steel Co. Ltd.	7,000	28,619
Daihatsu Motor Co. Ltd.	5,000	46,476
Daiichi Sanyko Co. Ltd.	18,713	334,017
Daikin Industries Ltd.	6,600	212,411
Dainippon Sumitomo Pharma Co. Ltd.	5,000	43,626
Daito Trust Construction Co. Ltd.	2,300	108,451
Daiwa House Industry Co. Ltd.	14,000	150,542
Daiwa Securities Group Inc.	35,000	207,977
DeNa Co. Ltd.	8	26,711
Denki Kagaku Kogyo KK	14,000	38,883
Denso Corp.	13,000	333,225
Dentsu Inc.	5,000	104,923
DIC Corp.	18,000	28,119
Dowa Holdings Co. Ltd.	7,000	29,055
East Japan Railway Co.	9,200	553,894
Eisai Co. Ltd.	6,700	237,885
Electric Power Development Co. Ltd.	3,380	95,904
Elpida Memory Inc. (b)	2,700	29,078
Familymart Co. Ltd.	1,500	47,133
Fanuc Ltd.	5,200	416,709
Fast Retailing Co. Ltd.	1,300	169,422
Fuji Electric Holdings Co. Ltd.	15,000	24,768
Fuji Heavy Industries Ltd.	16,000	64,642
Fuji Media Holdings Inc.	9	13,544
FUJIFILM Holdings Corp.	13,600	432,817
Fujitsu Ltd.	52,000	282,476

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Fukuoka Financial Group Inc.	21,000	$93,917
Furukawa Electric Co. Ltd.	18,000	80,976
GS Yuasa Corp.	8,000	70,200
Gunma Bank Ltd.	11,000	61,153
Hakuhodo DY Holdings Inc.	590	31,805
Hankyu Hanshin Holdings Inc.	31,000	145,128
Hikari Tsushin Inc.	700	15,781
Hino Motors Ltd.	8,000	24,907
Hirose Electric Co. Ltd.	900	96,019
Hisamitsu Pharmaceutical Co. Inc.	1,700	52,816
Hitachi Chemical Co. Ltd.	3,100	49,912
Hitachi Construction Machinery Co. Ltd.	3,000	48,754
Hitachi High-Technologies Corp.	2,000	33,981
Hitachi Ltd.	92,000	286,306
Hitachi Metals Ltd.	5,000	42,559
Hokkaido Electric Power Co. Inc.	4,800	89,874
Hokuhoku Financial Group Inc.	32,000	80,211
Hokuriku Electric Power Co.	5,000	114,355
Honda Motor Co. Ltd.	45,200	1,243,490
Hoya Corp.	11,200	224,357
Ibiden Co. Ltd.	3,600	100,943
Idemitsu Kosan Co. Ltd.	600	51,404
IHI Corp. (b)	39,000	67,369
INPEX Corp.	23	183,383
Isetan Mitsukoshi Holdings Ltd.	9,080	92,384
Isuzu Motors Ltd.	35,000	56,151
Ito En Ltd.	1,600	22,754
Itochu Corp.	40,000	277,569
Itochu Techno-Solutions Corp.	800	23,775
Iyo Bank Ltd.	7,000	71,351
J. Front Retailing Co. Ltd.	11,400	54,396
JAFCO Co. Ltd.	1,000	33,579
Japan Airlines Corp. (b)	23,000	44,381
Japan Petroleum Exploration Co.	900	49,815
Japan Prime Realty Investment Corp.	16	34,516
Japan Real Estate Investment Corp.	11	91,244
Japan Retail Fund Investment Corp.	10	46,133
Japan Steel Works Ltd.	9,000	110,916
Japan Tobacco Inc.	122	381,352
JFE Holdings Inc.	13,600	456,924
JGC Corp.	6,000	96,575
Joyo Bank Ltd.	19,000	96,943
JS Group Corp.	7,500	115,749
JSR Corp.	5,000	85,643
JTEKT Corp.	5,100	51,542
Jupiter Telecommunications Co. Ltd.	64	48,546
Kajima Corp.	25,000	77,825
Kamigumi Co. Ltd.	7,000	59,161
Kaneka Corp.	8,000	56,845
Kansai Electric Power Co. Inc.	21,200	467,639
Kansai Paint Co. Ltd.	7,000	50,155
Kao Corp.	14,000	304,645

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kawasaki Heavy Industries Ltd.	40,000	$110,184
Kawasaki Kisen Kaisha Ltd.	16,000	65,633
KDDI Corp.	80	424,484
Keihin Electric Express Railway Co. Ltd.	12,000	93,051
Keio Corp.	15,000	87,129
Keisei Electric Railway Co. Ltd.	8,000	47,696
Keyence Corp.	1,164	237,140
Kikkoman Corp.	4,000	40,057
Kinden Corp.	4,000	35,149
Kintetsu Corp.	45,000	198,357
Kirin Holdings Co. Ltd.	23,000	320,886
Kobe Steel Ltd.	66,000	122,919
Komatsu Ltd.	25,700	396,796
Konami Corp.	2,600	49,787
Konica Minolta Holdings Inc.	12,500	130,606
Kubota Corp.	28,000	230,579
Kuraray Co. Ltd.	10,000	110,858
Kurita Water Industries Ltd.	3,000	96,887
Kyocera Corp.	4,400	330,326
Kyowa Hakko Kirin Co. Ltd.	6,000	67,692
Kyushu Electric Power Co. Ltd.	10,600	228,129
Lawson Inc.	1,600	70,426
Leopalace21 Corp.	3,600	32,169
Mabuchi Motor Co. Ltd.	800	38,595
Makita Corp.	3,300	79,855
Marubeni Corp.	46,000	203,448
Marui Group Co. Ltd.	6,400	44,800
Maruichi Steel Tube Ltd.	1,100	20,745
Matsui Securities Co. Ltd.	2,700	24,484
Mazda Motor Corp.	24,000	61,380
McDonald’s Holdings Company Ltd. (Japan)	1,000	18,569
Mediceo Paltac Holdings Co. Ltd.	4,200	47,953
MEIJI Holdings Company Ltd. (b)	2,019	81,317
Minebea Co. Ltd.	10,000	42,558
Mitsubishi Chemical Holdings Corp.	33,500	141,697
Mitsubishi Corp.	37,000	682,769
Mitsubishi Electric Corp.	54,000	341,287
Mitsubishi Estate Co. Ltd.	32,000	531,253
Mitsubishi Gas Chemical Co. Inc.	11,000	59,976
Mitsubishi Heavy Industries Ltd.	82,000	339,342
Mitsubishi Logistics Corp.	3,000	33,143
Mitsubishi Materials Corp.	32,000	99,628
Mitsubishi Motors Corp. (b)	99,000	185,541
Mitsubishi Rayon Co. Ltd.	15,000	43,588
Mitsubishi Tanabe Pharma Corp.	6,000	68,932
Mitsubishi UFJ Financial Group Inc.	254,160	1,569,386
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	46,291
Mitsui & Co. Ltd.	47,000	556,935
Mitsui Chemicals Inc.	15,000	47,816
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	49,328
Mitsui Fudosan Co. Ltd.	23,000	398,916

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsui Mining & Smelting Co. Ltd. (b)	17,000	$43,891
Mitsui OSK Lines Ltd.	32,000	206,795
Mitsui Sumitomo Insurance Group Holdings Inc.	11,400	298,233
Mitsumi Electric Co. Ltd.	2,300	49,132
Mizuho Financial Group Inc.	255,600	593,845
Mizuho Trust & Banking Co. Ltd. (b)	40,000	51,713
Murata Manufacturing Co. Ltd.	5,800	247,541
Namco Bandai Holdings Inc.	4,900	53,742
NEC Corp. (b)	51,000	199,491
NGK Insulators Ltd.	7,000	142,672
NGK Spark Plug Co. Ltd.	5,000	47,732
NHK Spring Co. Ltd.	4,000	26,808
Nidec Corp.	3,000	182,608
Nikon Corp.	9,000	155,705
Nintendo Co. Ltd.	2,700	747,238
Nippon Building Fund Inc.	14	119,672
Nippon Electric Glass Co. Ltd.	10,000	111,795
Nippon Express Co. Ltd.	22,000	99,874
Nippon Meat Packers Inc.	5,000	62,952
Nippon Mining Holdings Inc.	25,000	129,187
Nippon Oil Corp.	35,000	206,098
Nippon Paper Group Inc.	2,500	64,673
Nippon Sheet Glass Co. Ltd.	17,000	49,536
Nippon Steel Corp.	141,000	539,806
Nippon Telegraph & Telephone Corp.	14,300	582,373
Nippon Yusen Kabushiki Kaish	29,000	124,879
NIPPONKOA Insurance Co. Ltd.	18,000	104,721
Nishi-Nippon City Bank Ltd.	19,000	48,000
Nissan Chemical Industries Ltd.	4,000	44,965
Nissan Motor Co. Ltd.	67,800	411,471
Nissay Dowa General Insurance Company Ltd.	3,000	14,492
Nisshin Seifun Group Inc.	4,500	53,465
Nisshin Steel Co. Ltd.	18,000	40,180
Nisshinbo Industries Inc.	4,000	45,124
Nissin Foods Holdings Co. Ltd.	2,200	66,524
Nitori Co. Ltd.	1,150	81,438
Nitto Denko Corp.	4,700	143,296
NOK Corp.	3,100	36,019
Nomura Holdings Inc.	67,500	569,757
Nomura Real Estate Holdings Inc.	1,500	25,818
Nomura Real Estate Office Fund Inc.	7	44,502
Nomura Research Institute Ltd.	3,000	66,502
NSK Ltd.	13,000	65,808
NTN Corp.	12,000	48,064
NTT Data Corp.	35	112,977
NTT DoCoMo Inc.	428	626,009
NTT Urban Development Corp.	35	33,739
Obayashi Corp.	18,000	88,112
OBIC Co. Ltd.	170	27,548
Odakyu Electric Railway Co. Ltd.	18,000	153,884
Oji Paper Co. Ltd.	24,000	103,115

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Olympus Corp.	6,000	$141,296
Omron Corp.	6,000	86,929
Ono Pharmaceutical Co. Ltd.	2,500	110,898
Onward Holdings Co. Ltd.	4,000	25,704
Oracle Corp. Japan	1,200	44,007
Oriental Land Co. Ltd.	1,400	93,868
Orix Corp.	2,420	144,039
Osaka Gas Co. Ltd.	54,000	172,125
OSAKA Titanium technologies Co.	600	21,984
OTSUKA Corp.	400	21,362
Panasonic Corp.	53,500	720,783
Panasonic Electric Works Co. Ltd.	11,114	105,045
Promise Co. Ltd.	1,600	20,415
Rakuten Inc.	203	122,324
Resona Holdings Inc.	14,000	196,243
Ricoh Co. Ltd.	19,000	244,762
RINNAI Corp.	800	35,358
Rohm Co. Ltd.	2,600	189,639
Sankyo Co. Ltd.	1,600	85,349
Santen Pharmaceutical Co. Ltd.	2,100	63,975
Sanyo Electric Co. Ltd. (b)	44,000	113,957
Sapporo Hokuyo Holdings Inc. (b)	8,000	22,946
Sapporo Holdings Ltd.	7,000	40,038
SBI Holdings Inc.	467	94,840
Secom Co. Ltd.	5,800	235,397
Sega Sammy Holdings Inc.	4,568	57,897
Seiko Epson Corp.	3,700	60,383
Sekisui Chemical Co. Ltd.	12,000	75,220
Sekisui House Ltd.	13,000	131,663
Seven & I Holdings Co. Ltd.	20,840	488,752
Seven Bank Ltd.	10	26,224
Sharp Corp.	27,000	280,104
Shikoku Electric Power Co. Inc.	4,500	134,211
Shimadzu Corp.	6,000	47,942
Shimamura Co. Ltd.	600	47,774
Shimano Inc.	1,900	72,999
Shimizu Corp.	17,000	73,787
Shin-Etsu Chemical Co. Ltd.	11,300	524,082
Shinko Electric Industries Co. Ltd.	1,900	23,477
Shinko Securities Co. Ltd.	16,000	50,072
Shinsei Bank Ltd. (b)	27,000	43,107
Shionogi & Co. Ltd.	8,000	154,568
Shiseido Co. Ltd.	9,000	147,237
Shizuoka Bank Ltd.	16,000	158,348
Showa Denko K.K.	31,000	55,290
Showa Shell Sekiyu K.K.	5,200	55,022
SMC Corp.	1,400	150,324
Softbank Corp.	20,800	405,203
Sojitz Corp.	33,000	72,369
Sompo Japan Insurance Inc.	24,000	159,927
Sony Corp.	27,600	720,057
Sony Financial Holdings Inc.	25	68,929
Square Enix Holdings Co. Ltd.	1,400	32,880

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Stanley Electric Co. Ltd.	3,500	$70,972
SUMCO Corp.	3,300	46,883
Sumitomo Chemical Co. Ltd.	44,000	197,875
Sumitomo Corp.	30,000	304,941
Sumitomo Electric Industries Ltd.	20,200	226,479
Sumitomo Heavy Industries Ltd.	16,000	71,177
Sumitomo Metal Industries Ltd.	93,000	247,220
Sumitomo Metal Mining Co. Ltd.	14,000	196,670
Sumitomo Mitsui Financial Group Inc.	24,800	1,003,540
Sumitomo Realty & Development Co. Ltd.	10,000	182,587
Sumitomo Rubber Industries Ltd.	4,900	39,393
Sumitomo Trust & Banking Co. Ltd.	38,000	203,904
Suruga Bank Ltd.	6,000	57,405
Suzuken Co. Ltd.	1,940	56,202
Suzuki Motor Corp.	9,500	213,017
T&D Holdings Inc.	6,450	184,282
Taiheiyo Cement Corp.	26,000	44,555
Taisei Corp.	28,000	67,495
Taisho Pharmaceutical Co. Ltd.	4,000	75,706
Taiyo Nippon Sanso Corp.	8,000	76,470
Takashimaya Co. Ltd.	8,000	62,970
Takeda Pharmaceutical Co. Ltd.	20,400	793,151
TDK Corp.	3,200	150,222
Teijin Ltd.	26,000	83,571
Terumo Corp.	4,700	207,209
The Hachijuni Bank Ltd.	11,000	62,152
The Hiroshima Bank Ltd.	14,000	58,354
THK Co. Ltd.	3,500	52,176
Tobu Railway Co. Ltd.	24,000	140,875
Toho Co. Ltd.	3,300	53,679
Toho Gas Co. Ltd.	11,000	44,673
Tohoku Electric Power Co. Inc.	11,700	244,404
Tokio Marine Holdings Inc.	19,700	540,895
Tokuyama Corp.	6,000	44,042
Tokyo Broadcasting System Inc.	1,000	15,714
Tokyo Electric Power Co. Inc.	33,000	848,473
Tokyo Electron Ltd.	4,600	221,995
Tokyo Gas Co. Ltd.	64,000	228,636
Tokyo Steel Manufacturing Co. Ltd.	3,000	36,517
Tokyo Tatemono Co. Ltd.	8,000	44,551
Tokyu Corp.	31,000	156,383
Tokyu Land Corp.	12,000	54,518
TonenGeneral Sekiyu KK	7,000	71,246
Toppan Printing Co. Ltd.	16,000	161,201
Toray Industries Inc.	35,000	178,155
Toshiba Corp.	107,000	387,655
Tosoh Corp.	14,000	39,601
Toto Ltd.	7,000	48,851
Toyo Seikan Kaisha Ltd.	3,800	80,398
Toyo Suisan Kaisha Ltd.	2,000	41,207
Toyoda Gosei Co. Ltd.	2,000	54,002
Toyota Boshoku Corp.	1,900	28,323

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Industries Corp.	5,000	$124,277
Toyota Motor Corp.	75,200	2,843,866
Toyota Tsusho Corp.	6,000	88,864
Trend Micro Inc.	3,000	95,795
Tsumura & Co.	1,500	46,808
UBE Industries Ltd.	28,000	78,138
Unicharm Corp.	1,200	91,674
UNY Co. Ltd.	5,000	42,721
Ushio Inc.	3,000	47,857
USS Co. Ltd.	710	36,571
West Japan Railway Co.	48	158,737
Yahoo! Japan Corp.	400	127,218
Yakult Honsha Co. Ltd.	2,700	51,578
Yamada Denki Co. Ltd.	2,390	139,046
Yamaguchi Financial Group Inc.	6,000	79,132
Yamaha Corp.	4,200	52,348
Yamaha Motor Co. Ltd.	5,100	56,654
Yamato Holdings Co. Ltd.	11,000	146,255
Yamato Kogyo Co. Ltd.	1,200	35,328
Yamazaki Baking Co. Ltd.	3,000	33,889
Yaskawa Electric Corp.	6,000	39,844
Yokogawa Electric Corp.	6,000	40,434

		54,338,704

Netherlands (2.27%)
Aegon NV	39,176	242,539
Akzo Nobel NV	6,295	278,257
ASML Holding NV - NY Reg.	11,531	249,933
Corio NV	1,172	57,158
Fugro NV	1,585	66,007
Heineken Holding NV	3,048	97,386
Heineken NV	6,563	244,592
ING Groep NV	53,591	542,931
Koninklijke Ahold NV	32,367	373,141
Koninklijke Boskalis Westminster NV CVA	1,547	35,215
Koninklijke DSM NV	4,144	130,314
Koninklijke KPN NV	46,941	647,677
Koninklijke Philips Electronics NV	26,733	493,571
Randstad Holding NV (b)	2,743	76,229
Reed Elsevier NV	17,640	195,050
SBM Offshore NV	4,013	68,910
TNT NV	9,708	189,751
Unilever NV CVA	44,336	1,072,311
Wolters Kluwer - CVA	8,109	142,256

		5,203,228

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	28,278
Contact Energy Ltd.	8,708	32,817
Fletcher Building Ltd.	13,804	58,559

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Sky City Entertainment Group Ltd.	12,916	$22,311
Telecom Corp. of New Zealand Ltd.	49,904	87,599

		229,564

Norway (0.66%)
DnB NOR ASA (b)	20,896	159,666
Norsk Hydro ASA (b)	19,238	99,126
Orkla ASA	20,885	151,866
Renewable Energy Corp. AS (b)	6,597	51,511
Renewable Energy Corp. AS Rights (b) (c)	2,275	8,137
SeaDrill Ltd.	7,117	102,496
StatoilHydro ASA	31,130	614,916
Telenor ASA (b)	23,876	184,248
Yara International ASA	5,244	147,635

		1,519,601

Portugal (0.32%)
Banco Comercial Portugues SA - R	63,318	64,469
Banco Espirito Santo SA Reg.	14,273	76,968
Brisa	5,744	41,290
CIMPOR-Cimentos de Portugal SGPS SA	5,105	37,293
EDP Renovaveis SA (b)	5,727	58,752
Energias de Portugal SA	50,625	198,868
Galp Energia SGPS SA B Shares	4,273	60,232
Jeronimo Martins SGPS SA	6,111	41,683
Portugal Telecom SGPS SA	15,556	152,590

		732,145

Singapore (1.32%)
Ascendas Real Estate Investment Trust	30,000	32,707
Capitaland Ltd.	69,692	177,195
Capitamall Trust	57,000	54,821
City Developments Ltd.	15,031	88,578
Comfortdelgro Corp. Ltd.	54,000	47,571
Cosco Corp. Singapore Ltd.	22,000	18,842
DBS Group Holdings Ltd.	46,667	378,336
Fraser and Neave Ltd.	23,500	62,966
Genting International PLC (b)	102,000	47,749
Golden Agri-Resources Ltd.	142,480	37,136
Golden Agri-Resources Ltd. Rights (b) (c)	24,222	3,345
Jardine Cycle & Carriage Ltd.	4,015	52,995
Keppel Corp. Ltd.	37,002	175,394
Neptune Orient Lines Ltd.	13,000	13,197
Neptune Orient Lines Ltd. Rights (b) (c)	9,750	1,178
Noble Group Ltd.	33,600	41,878
Olam International Ltd.	30,900	51,528
Oversea-Chinese Banking Corp.	70,000	321,384

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Sembcorp Industries Ltd.	25,200	$52,257
Sembcorp Marine Ltd.	21,200	39,076
Singapore Airlines Ltd.	15,000	137,328
Singapore Exchange Ltd.	23,000	112,002
Singapore Press Holdings Ltd.	40,200	87,479
Singapore Technologies Engineering Ltd.	34,381	57,932
Singapore Telecommunications Ltd.	214,150	441,822
StarHub Ltd.	12,000	17,692
United Overseas Bank Ltd.	34,616	349,303
UOL Group Ltd.	16,461	37,351
Wilmar International Ltd.	23,000	79,330

		3,018,372

Spain (4.45%)
Abertis Infraestructuras SA	7,770	146,733
Acciona SA	728	89,896
Acerinox SA	3,066	56,959
ACS Actividades de Construccion y Servicios SA	4,049	205,537
Banco Bilbao Vizcaya Argentaria SA	96,342	1,213,087
Banco de Sabadell SA	25,514	159,577
Banco de Valencia SA	5,633	54,769
Banco Popular Espanol SA	20,658	180,754
Banco Santander SA (London)	4,542	54,624
Banco Santander SA (Madrid)	217,991	2,635,102
Bankinter SA	7,641	90,649
Cintra Concesiones de Infraestructuras de Transporte SA	6,357	39,604
Criteria Caixacorp SA	23,532	109,065
Enagas	5,274	104,080
Fomento de Construcciones y Contratas SA	878	36,126
Gamesa Corp Tecnologica SA	4,872	92,885
Gas Natural SDG SA	5,580	101,901
Gestevision Telecinco SA	2,804	26,260
Grifols SA	3,546	62,902
Grupo Ferrovial SA	1,726	55,633
Iberdrola Renovables (b)	23,780	109,020
Iberdrola SA	100,473	819,313
Iberia Lineas Aereas de Espana SA (b)	12,205	25,962
Inditex SA	6,134	295,210
Indra Sistemas SA	2,184	47,401
Mapfre SA	18,112	59,174
Red Electrica Corporacion SA	3,016	136,714
Repsol YPF SA	20,259	453,494
Sacyr Vallehermoso SA	2,515	34,984
Telefonica SA	115,314	2,618,727
Zardoya Otis SA	3,602	75,411

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Zardoya Otis SA-Temp Line (b) (c)	180	$3,759

		10,195,312

Sweden (2.37%)
Alfa Laval AB	9,949	95,347
ASSA ABLOY AB Class B	8,948	125,118
Atlas Copco AB Class A	18,918	190,489
Atlas Copco AB Class B	10,840	98,479
Electrolux AB Series B (b)	6,176	86,400
Ericsson LM Class B	81,400	801,907
Getinge AB Class B	5,431	71,299
Hennes & Mauritz AB (H&M) B Shares	14,032	700,678
Holmen AB Class B	1,472	32,232
Husqvarna AB Class B (b)	11,629	63,480
Investor AB B Shares	12,258	189,540
Lundin Petroleum AB (b)	6,800	52,871
Millicom International Cellular SA (b)	1,961	110,620
Nordea Bank AB	88,242	701,292
Sandvik AB	26,616	198,376
Scania AB Class B	8,452	84,095
Securitas AB Class B	8,524	72,590
Skandinaviska Enskilda Banken AB Class A (b)	41,490	183,504
Skanska AB Class B	10,525	118,087
SKF AB B Shares	10,422	128,814
SSAB Svenskt Stal AB Series A	5,196	60,687
SSAB Svenskt Stal AB Series B	2,163	23,354
Svenska Cellulosa AB B Shares	15,114	159,126
Svenska Handelsbanken AB A Shares	13,186	250,049
Swedbank AB - A Shares (b)	9,866	57,677
Swedish Match AB	7,726	125,863
Tele2 AB Class B	8,629	87,391
TeliaSonera AB	60,735	319,661
Volvo AB A Shares	10,873	67,192
Volvo AB B Shares	29,422	182,227

		5,438,445

Switzerland (7.39%)
ABB Ltd. Reg. (b)	59,644	941,819
Actelion Ltd. Reg. (b)	2,690	140,994
Adecco SA Reg.	3,203	133,876
Aryzta AG (b)	2,151	69,378
Baloise Holding AG Reg.	1,448	107,678
BKW FMB Energie AG	296	21,795
Compagnie Financiere Richemont SA Class A	14,316	298,464
Credit Suisse Group AG Reg.	30,740	1,408,384
Geberit AG Reg. (b)	1,120	137,995
Givaudan SA Reg.	200	122,770
Holcim Ltd. (b)	5,654	321,906
Julius Baer Holding AG Reg.	5,884	228,842

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Kuehne & Nagel International AG Reg.	1,535	$120,575
Lindt & Spruengli AG	22	41,122
Lindt & Spruengli AG Reg.	3	66,402
Logitech International SA (b)	4,888	67,944
Lonza Group AG Reg.	1,290	128,326
Nestle SA	99,413	3,753,681
Nobel Biocare Holding AG Reg.	3,330	72,873
Novartis AG	57,557	2,342,987
Pargesa Holding SA	741	46,277
Roche Holding AG	19,227	2,619,721
Schindler Holding AG	1,400	87,092
Schindler Holding AG Reg.	459	28,420
SGS SA	133	165,197
Sonova Holding AG Reg.	1,309	106,588
Straumann Holding AG	224	40,875
Swiss Life Holding AG Reg. (b)	855	74,000
Swiss Reinsurance	9,471	314,698
Swisscom AG	645	198,480
Syngenta AG Reg.	2,646	615,634
Synthes Inc.	1,592	153,938
The Swatch Group AG Class B	800	128,754
The Swatch Group AG Reg. (b)	1,199	39,378
UBS AG Reg. (b)	88,055	1,081,176
Zurich Financial Services AG Reg.	3,978	703,125

		16,931,164

United Kingdom (20.77%)
3i Group PLC	25,611	102,460
Admiral Group PLC	4,779	68,531
AMEC PLC	9,166	98,770
Anglo American PLC	36,006	1,052,784
Antofagasta PLC	11,041	107,196
Associated British Foods PLC	9,194	115,829
AstraZeneca PLC	39,419	1,738,083
Autonomy Corp. PLC (b)	5,885	139,443
Aviva PLC	71,860	404,599
BAE Systems PLC	97,010	542,095
Balfour Beatty PLC	11,946	60,874
Barclays PLC	265,435	1,233,491
BG Group PLC	91,951	1,548,427
BHP Billiton PLC	60,482	1,363,183
BP PLC	511,046	4,038,194
British Airways PLC (b)	16,505	34,008
British American Tobacco PLC	54,553	1,505,892
British Land Co. PLC	22,868	143,997
British Sky Broadcasting Group PLC	30,333	227,702
BT Group PLC	214,905	360,073
Bunzl PLC	9,724	80,638
Burberry Group PLC	11,442	79,742
Cable & Wireless PLC	69,125	151,724
Cadbury PLC	37,990	324,727
Cairn Energy PLC (b)	3,643	140,859

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Capita Group PLC	17,359	$204,676
Carnival PLC	4,284	114,099
Carphone Warehouse Group PLC	12,090	31,500
Centrica PLC	139,328	512,314
Cobham PLC	31,040	88,408
Compass Group PLC	49,520	279,526
Diageo PLC	68,433	982,912
Drax Group PLC	9,417	68,166
Eurasian Natural Resources Corp.	7,288	78,866
Experian PLC	27,345	205,069
FirstGroup PLC	12,742	75,242
Fresnillo PLC	4,799	41,207
Friends Provident Group PLC	69,012	74,629
G4S PLC	32,318	111,312
GlaxoSmithKline PLC	141,428	2,498,090
Hammerson PLC	19,934	101,081
Home Retail Group PLC	24,878	106,792
HSBC Holdings PLC	470,122	3,916,672
ICAP PLC	14,880	110,826
Imperial Tobacco Group PLC	27,865	725,258
InterContinental Hotels Group PLC	6,335	65,213
International Power PLC	42,445	166,716
Invensys PLC	22,863	84,419
Investec PLC	11,241	60,557
J Sainsbury PLC	29,498	152,335
Johnson Matthey PLC	5,688	108,012
Kazakhmys PLC	5,697	59,412
Kingfisher PLC	66,462	194,990
Ladbrokes PLC	18,919	57,333
Land Securities Group PLC	19,765	153,704
Legal & General Group PLC	155,708	145,642
Liberty International PLC	11,856	77,723
Lloyds TSB Group PLC	446,961	515,253
London Stock Exchange Group PLC	4,510	52,228
Lonmin PLC	3,966	76,872
Man Group PLC	44,885	205,748
Marks & Spencer Group PLC	43,231	217,998
National Grid PLC	66,826	603,019
Next PLC	5,130	124,292
Old Mutual PLC	145,472	194,274
Pearson PLC	21,528	216,793
Prudential PLC	67,934	464,361
Randgold Resources Ltd.	2,092	134,819
Reckitt Benckiser Group PLC	16,490	753,065
Reed Elsevier PLC	28,768	214,916
Rexam PLC	18,909	88,876
Rio Tinto PLC	24,347	843,172
Rio Tinto PLC FPR (b) (c)	12,979	437,738
Rolls-Royce Group PLC (b)	51,188	306,052
Royal Bank of Scotland Group PLC (b)	463,608	294,667
Royal Dutch Shell PLC Class A	96,562	2,422,193
Royal Dutch Shell PLC Class B	73,320	1,845,863
RSA Insurance Group PLC	89,228	177,176

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
SABMiller PLC	24,829	$506,957
Sage Group PLC	37,679	110,707
Schroders PLC	3,398	45,978
Scottish & Southern Energy PLC	25,184	473,818
Segro PLC	159,848	63,922
Serco Group PLC	14,001	97,432
Severn Trent PLC	6,455	116,404
Shire Ltd.	15,627	215,681
Smith & Nephew PLC	24,406	181,194
Smiths Group PLC	11,182	129,385
Standard Chartered PLC	52,078	979,225
Standard Life PLC	62,004	190,444
Tesco PLC	214,684	1,253,724
The Berkeley Group Holdings PLC (b)	2,624	34,785
Thomas Cook Group PLC	10,586	35,870
Thomson Reuters PLC	4,840	138,431
Tomkins PLC	24,516	59,802
Tui Travel PLC	16,950	64,794
Tullow Oil PLC	21,845	338,335
Unilever PLC	35,341	830,588
United Utilities Group PLC	18,193	149,184
Vedanta Resources PLC	4,008	85,328
Vodafone Group PLC	1,432,813	2,786,739
Whitbread PLC	4,390	59,214
William Morrison Supermarkets PLC	55,871	218,221
Wolseley PLC (b)	7,863	150,528
WPP PLC	33,889	225,362
Xstrata PLC	52,074	565,954

		47,613,403

Total Common Stocks
(cost $260,722,199)		225,434,354

Preferred Stocks (0.32%) (a)
Germany (0.32%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	33,712
Fresenius SE PFD	2,150	116,321
Henkel AG & Co. KGaA PFD	5,109	159,549
Porsche Automobil Holding SE PFD	2,245	151,112
RWE AG-Non Voting PFD	1,105	73,791
Volkswagen AG PFD	2,910	203,634

		738,119

Total Preferred Stocks
(cost $655,109)		738,119

	Principal amount	Value
Repurchase Agreement (0.04%)
State Street Bank & Trust Co. Repurchase Agreement, (d) 0.010%, agreement date 06/30/2009, to be repurchased at $89,108 on 07/01/2009	$89,108	$89,108

Total Repurchase Agreement
(cost $89,108)		89,108

TOTAL INVESTMENTS (98.69%)
(cost $261,466,416)		226,261,581
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.31%)		2,995,539

NET ASSETS (100.0%)		$229,257,120

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 5.00%, a maturity date of September 15, 2024, and a market value of $92,156 as of June 30, 2009.

(e)	At June 30, 2009, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$72,938,460	32.24%
Japanese Yen	54,338,704	24.01
British Pound	47,668,026	21.07
Swiss Franc	16,931,164	7.48
Australian Dollar	16,521,252	7.30
Hong Kong Dollar	5,475,377	2.42
Swedish Krona	5,438,445	2.40
Singapore Dollar	3,018,372	1.34
Danish Krone	2,093,508	0.93
Norwegian Krone	1,519,601	0.67
New Zealand Dollar	229,564	0.10
United States Dollar	89,108	0.04

Total Investments	$226,261,581	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$55,649,297	24.27%
Industrials	25,709,890	11.21
Consumer Discretionary	22,661,386	9.88
Consumer Staples	22,640,965	9.88
Materials	21,059,656	9.19
Energy	19,610,080	8.55
Health Care	18,913,098	8.25
Utilities	14,504,865	6.33
Telecommunication Services	13,696,049	5.97
Information Technology	11,727,187	5.12

Total Stocks	226,172,473	98.65
Repurchase Agreement	89,108	0.04
Cash and Other Assets, Net of Liabilities	2,995,539	1.31

Net Assets	$229,257,120	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Registered Investment Companies (99.73%)
State Farm Variable Product Trust Bond Fund (39.92%) (a)	2,688,128	$27,365,146
State Farm Variable Product Trust Large Cap Equity Index Fund (59.81%) (a)	4,403,701	40,998,454

Total Registered Investment Companies
(cost $81,568,405)		68,363,600

TOTAL INVESTMENTS (99.73%)
(cost $81,568,405)		68,363,600
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.27%)		186,301

NET ASSETS (100.00%)		$68,549,901

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (87.47%)
Agriculture, Foods, & Beverage (8.31%)
Kraft Foods Inc.
4.125%, 11/12/2009	$1,000,000	$1,010,494
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,081,875
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,057,738
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,059,321
Hershey Co.
5.300%, 09/01/2011	500,000	531,625
ConAgra Foods Inc.
6.750%, 09/15/2011	106,000	113,356
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,062,474
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,083,001
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	535,854
General Mills Inc.
5.650%, 09/10/2012	500,000	533,603
HJ Heinz Co.
5.350%, 07/15/2013	500,000	522,779
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	524,350
Hershey Co.
5.450%, 09/01/2016	500,000	490,397
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,052,655
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,135,894
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,027,820

		13,823,236

Automotive (0.31%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	523,408

Banks (8.11%)
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,011,517
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,504,770
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	514,787
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,037,231
Wachovia Corp.
5.350%, 03/15/2011	500,000	519,466
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,015,086
Royal Bank of Canada
5.650%, 07/20/2011	500,000	533,057

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of America Corp.
5.375%, 08/15/2011	$500,000	$511,182
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,042,609
Wachovia Corp.
5.700%, 08/01/2013	500,000	521,021
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	514,792
US Bank NA
4.950%, 10/30/2014	500,000	515,989
Fifth Third Bank
4.750%, 02/01/2015	500,000	422,286
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	452,485
Wachovia Bank NA
5.600%, 03/15/2016	500,000	469,493
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	490,204
Bank of America NA
6.000%, 06/15/2016	500,000	452,218
Wachovia Corp.
5.750%, 06/15/2017	500,000	493,279
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,020,112
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	452,675

		13,494,259

Building Materials & Construction (2.89%)
Lafarge SA
6.150%, 07/15/2011	500,000	505,367
CRH America Inc.
5.625%, 09/30/2011	500,000	490,729
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	786,300
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	978,610
Masco Corp.
4.800%, 06/15/2015	500,000	392,990
Hanson PLC
6.125%, 08/15/2016	500,000	373,750
CRH America Inc.
6.000%, 09/30/2016	1,000,000	889,928
Masco Corp.
5.850%, 03/15/2017	500,000	399,401

		4,817,075

Chemicals (2.73%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,020,704
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,026,209

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Rohm & Haas Co.
5.600%, 03/15/2013	$500,000	$494,274
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,016,616
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	447,033
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	538,965

		4,543,801

Commercial Service/Supply (1.53%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	500,684
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	509,372
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	483,032
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,048,454

		2,541,542

Computers (0.64%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,061,663

Consumer & Marketing (4.95%)
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,067,714
Avon Products Inc.
5.125%, 01/15/2011	500,000	521,848
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,042,795
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	979,095
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	483,311
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,046,759
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,070,570
Black & Decker Corp.
5.750%, 11/15/2016	500,000	470,505
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,007,297
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	548,426

		8,238,320

Electronic/Electrical Manufacturing (1.58%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,076,948

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.
5.000%, 02/01/2013	$1,000,000	$1,040,516
Emerson Electric Co.
5.125%, 12/01/2016	500,000	511,487

		2,628,951

Financial Services (6.41%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	1,005,519
Citigroup Inc.
4.125%, 02/22/2010	500,000	500,122
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,026,721
American Express Credit
5.000%, 12/02/2010	1,000,000	1,004,740
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	522,767
American Express Co.
5.250%, 09/12/2011	500,000	504,469
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	927,353
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	503,370
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	486,435
Citigroup Inc.
5.300%, 01/07/2016	500,000	430,680
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	489,501
5.400%, 02/15/2017	500,000	484,108
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	504,622
Citigroup Inc.
6.000%, 08/15/2017	500,000	435,883
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	509,099
ProLogis
6.625%, 05/15/2018	500,000	393,702
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	930,164

		10,659,255

Health Care (9.13%)
Amgen Inc.
4.000%, 11/18/2009	1,000,000	1,013,569
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,035,950
Abbott Laboratories
5.600%, 05/15/2011	500,000	534,197
Johnson & Johnson
5.150%, 08/15/2012	500,000	550,075

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.400%, 09/15/2012	$500,000	$542,402
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,036,395
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,039,249
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	537,077
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,082,167
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	920,000
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	522,377
Abbott Laboratories
5.875%, 05/15/2016	500,000	545,310
Baxter International Inc.
5.900%, 09/01/2016	500,000	538,923
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,047,724
Wyeth
5.450%, 04/01/2017	500,000	522,118
Amgen Inc.
5.850%, 06/01/2017	500,000	530,554
Johnson & Johnson
5.550%, 08/15/2017	500,000	543,451
AstraZeneca PLC
5.900%, 09/15/2017	500,000	535,415
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	532,502
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	529,748
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,059,204

		15,198,407

Machinery & Manufacturing (6.56%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,034,488
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,044,662
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,543,297
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,010,843
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,058,377
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	457,496
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	721,485
Caterpillar Inc.
5.700%, 08/15/2016	500,000	508,528

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
5.300%, 03/15/2017	$1,000,000	$961,144
Honeywell International Inc.
5.300%, 03/15/2017	500,000	524,899
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,056,863

		10,922,082

Media & Broadcasting (2.37%)
Gannett Co.
5.750%, 06/01/2011	1,000,000	771,037
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,069,898
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,022,976
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,074,359

		3,938,270

Mining & Metals (3.26%)
Alcan Inc.
6.450%, 03/15/2011	500,000	516,621
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	525,196
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,039,817
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,025,856
Alcan Inc.
5.000%, 06/01/2015	500,000	448,393
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	844,550
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	522,257
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	500,292

		5,422,982

Oil & Gas (5.91%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,027,526
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,613,226
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,091,381
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	982,479
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	986,624
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	532,453

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Apache Corp.
5.625%, 01/15/2017	$500,000	$524,559
Shell International Finance
5.200%, 03/22/2017	500,000	528,193
Canadian National Resources
5.700%, 05/15/2017	500,000	505,605
Weatherford International Inc.
6.350%, 06/15/2017	500,000	495,132
EOG Resources Inc.
5.875%, 09/15/2017	500,000	531,799
Husky Energy Inc.
6.200%, 09/15/2017	500,000	507,280
ConocoPhillips
5.200%, 05/15/2018	500,000	504,915

		9,831,172

Retailers (7.54%)
CVS Corp.
4.000%, 09/15/2009	1,000,000	1,005,822
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	1,002,512
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	508,676
Home Depot Inc.
4.625%, 08/15/2010	500,000	509,398
5.200%, 03/01/2011	500,000	517,557
CVS Corp.
5.750%, 08/15/2011	500,000	528,741
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,074,721
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	534,703
Walgreen Co.
4.875%, 08/01/2013	500,000	530,530
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,058,010
Target Corp.
5.875%, 07/15/2016	1,000,000	1,082,590
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	525,464
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,049,137
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,063,673
Target Corp.
5.375%, 05/01/2017	500,000	514,344
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	502,584
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	544,672

		12,553,134

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (4.69%)
SBC Communications Inc.
5.300%, 11/15/2010	$1,000,000	$1,038,211
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,042,676
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,054,439
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	520,343
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,052,194
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,054,138
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,041,037
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,001,717

		7,804,755

Utilities & Energy (10.55%)
Commonwealth Edison Co.
4.740%, 08/15/2010	1,000,000	1,012,014
Southern California Gas
4.375%, 01/15/2011	1,000,000	1,029,836
Appalachian Power Co.
5.550%, 04/01/2011	500,000	518,194
Duke Energy Corp.
6.250%, 01/15/2012	500,000	537,687
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	530,273
Appalachian Power Co.
5.650%, 08/15/2012	500,000	527,277
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	506,220
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,010,185
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,048,859
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,018,513
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	519,879
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	500,792
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,038,939
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,070,710
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	979,945
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	508,664

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Kansas City Power & Light Co.
5.850%, 06/15/2017	$1,000,000	$967,872
Union Electric Co.
6.400%, 06/15/2017	500,000	513,385
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	538,916
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	519,451
Florida Power Corp.
5.800%, 09/15/2017	500,000	539,785
Virginia Electric & Power
5.950%, 09/15/2017	500,000	536,741
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	522,487
Florida Power Corp.
5.650%, 06/15/2018	500,000	533,547
Pacificorp
5.650%, 07/15/2018	500,000	531,918

		17,562,089

Total Corporate Bonds
(cost $142,634,972)		145,564,401

Government Agency Securities (4.04%) (a)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,614,623
5.300%, 05/12/2020	2,000,000	2,034,716
Federal National Mortgage Association
5.550%, 02/16/2017	3,000,000	3,063,297

Total Government Agency Securities
(cost $6,454,987)		6,712,636

U.S. Treasury Obligations (0.96%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,599,024

Total U.S. Treasury Obligations
(cost $1,487,236)		1,599,024

	Shares or principal amount	Value
Short-term Investments (6.33%)
JPMorgan U.S. Government Money Market Fund	7,538,826	$7,538,826
Chevron Corp.
0.240%, 07/16/2009	$3,000,000	2,999,700

Total Short-term Investments
(cost $10,538,526)		10,538,526

TOTAL INVESTMENTS (98.80%)
(cost $161,115,721)		164,414,587
OTHER ASSETS, NET OF LIABILITIES (1.20%)		1,997,385

NET ASSETS (100.00%)		$166,411,972

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (100.18%)
Agriculture, Foods, & Beverage (6.82%)
Coca-Cola Co. (a)
0.350%, 08/03/2009	$2,300,000	$2,299,262
Nestle Financial International
0.170%, 08/24/2009	1,000,000	999,745

		3,299,007

Automotive (9.91%)
Toyota Motor Credit Corp.
0.350%, 07/22/2009	1,000,000	999,796
American Honda Finance Corp.
0.800%, 07/08/2009	2,400,000	2,399,626
Toyota Motor Credit Corp.
0.270%, 08/13/2009	1,400,000	1,399,549

		4,798,971

Chemicals (4.96%)
Praxair Inc.
0.220%, 07/24/2009	2,400,000	2,399,663

Consumer & Marketing (4.96%)
Kimberly-Clark Worldwide (a)
0.210%, 07/24/2009	2,400,000	2,399,678

Financial Services (16.11%)
General Electric Capital Corp.
0.190%, 07/17/2009	2,400,000	2,399,797
Citigroup Funding (b)
0.230%, 07/28/2009	1,000,000	999,827
Caterpillar Financial Services Corp.
0.280%, 08/12/2009	2,400,000	2,399,216
GE Capital (b)
0.240%, 10/30/2009	2,000,000	1,998,387

		7,797,227

Government Agency Securities (47.62%) (c)
Federal National Mortgage Association
0.250%, 07/01/2009	1,000,000	1,000,000
0.270%, 07/31/2009	2,000,000	1,999,550
Federal Home Loan Mortgage Corp.
0.270%, 07/30/2009	2,000,000	1,999,565
0.300%, 08/03/2009	2,000,000	1,999,450
0.210%, 09/21/2009	2,500,000	2,498,804
Federal Home Loan Bank
0.220%, 07/06/2009	1,552,000	1,551,953
0.220%, 07/10/2009	1,000,000	999,945
0.270%, 07/14/2009	3,000,000	2,999,707
0.210%, 08/04/2009	3,000,000	2,999,405
0.140%, 08/12/2009	3,000,000	2,999,510
0.190%, 08/14/2009	2,000,000	1,999,536

		23,047,425

	Shares or principal amount	Value
Short-term Investments (Cont.)
Health Care (8.26%)
Merck & Co. Inc.
0.180%, 07/21/2009	$1,600,000	$1,599,840
Pfizer Inc.
0.350%, 12/01/2009	2,400,000	2,396,430

		3,996,270

Registered Investment Companies (1.54%)
JPMorgan U.S. Government Money
Market Fund	746,433	746,433

Total Short-term Investments
(cost $48,484,674)		48,484,674

TOTAL INVESTMENTS (100.18%)
(cost $48,484,674)		48,484,674
LIABILITIES, NET OF OTHER ASSETS (-0.18%)		(84,711)

NET ASSETS (100.00%)		$48,399,963

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $4,698,940 or 9.71% of net assets.

(b)	Security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009

(Unaudited)

	Large Cap	Small/Mid Cap	International
	Equity	Equity	Equity
	Fund	Fund	Fund
Assets
Investments in securities at identified cost	$30,446,600	27,364,474	33,204,662

Investments in securities at market value	$27,305,566	26,307,171	28,105,588
Cash	—	—	—
Foreign currencies at value (cost $30,007 and $2,551,454, respectively)	—	—	29,955
Receivable for:
Dividends and interest	25,186	21,044	130,279
Shares of the Fund sold	13,420	10,902	7,119
Securities sold	29,211	323,758	27,418
SFIMC	1,820	2,589	16,883
Unrealized gain on forward foreign currency contracts	—	—	65
Prepaid expenses	3,995	2,631	3,359

Total assets	27,379,198	26,668,095	28,320,666

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	312	5	394
Securities purchased	1,038,428	802,622	163,287
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	233
Due to affiliates	15,229	19,648	70,909
Accrued liabilities	17,827	24,599	67,846

Total liabilities	1,071,796	846,874	302,669

Net assets applicable to shares outstanding of common stock	$26,307,402	25,821,221	28,017,997

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,596,809	4,090,658	3,857,835
Net asset value, offering price and redemption price per share	$5.72	6.31	7.26

Analysis of Net Assets
Paid-in-capital	$46,146,075	41,399,304	41,660,906
Accumulated net realized gain (loss)	(17,109,952)	(14,602,018)	(9,512,941)
Net unrealized appreciation (depreciation)	(3,141,034)	(1,057,303)	(5,097,151)
Undistributed (distributions in excess of) net investment income	412,313	81,238	967,183

Net assets applicable to shares outstanding	$26,307,402	25,821,221	28,017,997

See accompanying notes to financial statements.

Large Cap	Small Cap	International	Stock and Bond		Money
Equity Index	Equity Index	Equity Index	Balanced	Bond	Market
Fund	Fund	Fund	Fund	Fund	Fund

502,679,000	231,817,516	261,466,416	81,568,405	161,115,721	48,484,674

373,031,327	172,727,005	226,261,581	68,363,600	164,414,587	48,484,674
969	32	—	170,368	—	—
—	—	2,597,511	—	—	—

508,061	180,486	1,303,221	—	2,103,846	190
203,875	108,949	93,155	15,934	29,240	7,173
303,431	22,580,868	125,757	—	—	—
4,295	7,094	—	26,491	—	11,553
—	—	93	—	—	—
28,854	30,758	21,776	6,010	15,975	10,188

374,080,812	195,635,192	230,403,094	68,582,403	166,563,648	48,513,778

21,894	13,819	10,959	—	5,321	59,732
641,794	22,668,314	609,470	—	—	—
27,043	3,329	44,114	—	—	—
—	—	313	—	—	—
116,160	78,026	203,377	5,636	85,500	21,990
131,003	128,102	277,741	26,866	60,855	32,093

937,894	22,891,590	1,145,974	32,502	151,676	113,815

373,142,918	172,743,602	229,257,120	68,549,901	166,411,972	48,399,963

40,065,301	24,514,053	23,228,307	6,686,547	16,353,165	48,401,065
9.31	7.05	9.87	10.25	10.18	1.00

504,218,258	243,222,408	267,030,405	78,440,949	164,437,214	48,401,065
(5,381,488)	(12,271,797)	(5,792,950)	(7,155)	(1,324,108)	(1,102)
(129,786,729)	(59,143,457)	(35,158,251)	(13,204,805)	3,298,866	—
4,092,877	936,448	3,177,916	3,320,912	—	—

373,142,918	172,743,602	229,257,120	68,549,901	166,411,972	48,399,963

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2009

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$251,180	156,017	440,848
Interest	874	1,214	335

	252,054	157,231	441,183
Less: foreign withholding taxes	(230)	(26)	(42,535)

Total investment income	251,824	157,205	398,648
Expenses:
Investment advisory and management fees	72,388	92,945	97,267
Professional fees	13,390	16,513	16,640
Reports to shareholders	5,257	2,932	4,405
Custodian fees	1,743	6,410	88,920
Errors and omissions insurance	1,155	1,126	1,262
Securities valuation fees	1,019	1,420	10,342
Trustees’ fees and expenses	702	663	713
Regulatory fees	380	380	380
ICI dues	226	210	159
Fidelity bond expense	95	94	106
Money Market Guarantee Program Fee	—	—	—
License index fees	—	—	—

Total expenses	96,355	122,693	220,194
Less: expense reimbursement from SFIMC (a)	(11,902)	(18,130)	(98,610)

Net expenses	84,453	104,563	121,584

Net investment income	167,371	52,642	277,064
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(4,320,849)	(7,296,007)	(3,446,767)
Net realized gain (loss) on forward foreign currency contracts	—	—	(3,948)
Net realized gain (loss) on foreign currency transactions	—	—	889
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	4,782,207	8,550,115	5,930,709

Net realized and unrealized gain (loss) on investments	461,358	1,254,108	2,480,883

Net change in net assets resulting from operations	$628,729	1,306,750	2,757,947

(a)	For the Money Market Fund, this amount includes $31,837 of additional voluntary fee waivers by SFIMC. See Note 3 under Transactions with affiliates.

See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

4,548,648	1,085,965	5,230,915	632,346	—	—
1,247	561	1,946	—	4,315,624	106,533

4,549,895	1,086,526	5,232,861	632,346	4,315,624	106,533
—	(507)	(509,787)	—	—	—

4,549,895	1,086,019	4,723,074	632,346	4,315,624	106,533

445,597	312,327	554,373	—	405,810	98,284
30,637	26,923	37,571	9,481	18,453	11,776
46,178	52,516	33,582	12,557	20,645	10,619
8,330	5,623	123,750	6	1,612	926
16,714	7,431	10,215	2,911	7,030	2,016
3,201	11,340	47,894	—	11,017	—
9,518	4,352	5,819	1,796	4,525	2,642
880	380	780	380	380	178
3,283	1,515	1,434	—	952	282
1,115	619	858	246	574	167
—	—	—	—	—	10,256
21,660	4,960	5,020	—	—	—

587,113	427,986	821,296	27,377	470,998	137,146
(8,330)	(37,575)	(65,328)	(27,377)	—	(46,128)

578,783	390,411	755,968	—	470,998	91,018

3,971,112	695,608	3,967,106	632,346	3,844,626	15,515

(3,425,219)	(10,514,342)	(3,258,829)	3,107	(790,825)	—
—	—	67,608	—	—	—
—	—	30,913	—	—	—
(49,626)	6,635	285,087	—	—	—
(129,928)	(447,062)	(71,456)	—	—	—

10,266,564	13,830,658	10,886,164	2,463,553	8,548,817	—

6,661,791	2,875,889	7,939,487	2,466,660	7,757,992	—

10,632,903	3,571,497	11,906,593	3,099,006	11,602,618	15,515

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2009 (unaudited) and the year ended December 31, 2008	2009	2008
From operations:
Net investment income	$167,371	780,479
Net realized gain (loss)	(4,320,849)	(12,742,004)
Change in net unrealized appreciation or depreciation	4,782,207	(5,305,625)

Net change in net assets resulting from operations	628,729	(17,267,150)
Distributions to shareholders from:
Net investment income	—	(553,071)
Net realized gain	—	(263,669)

Total distributions to shareholders	—	(816,740)
From Fund share transactions:
Proceeds from shares sold	994,480	3,632,136
Reinvestment of distributions	—	816,740

	994,480	4,448,876
Less payments for shares redeemed	(418,015)	(1,422,233)

Net increase (decrease) in net assets from Fund share transactions	576,465	3,026,643

Total increase (decrease) in net assets	1,205,194	(15,057,247)

Net assets:
Beginning of year	25,102,208	40,159,455

End of year*	$26,307,402	25,102,208

* Including undistributed (distribution in excess of) net investment income	$412,313	244,507

Share Information
Sold	188,074	443,914
Issued in reinvestment of distributions	—	148,769
Redeemed	(80,547)	(194,305)

Net increase (decrease)	107,527	398,378

See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2009	2008	2009	2008	2009	2008	2009	2008

$52,642	34,115	277,064	792,460	3,971,112	10,038,307	695,608	2,303,519
(7,296,007)	(7,296,823)	(3,449,826)	(5,803,583)	(3,474,845)	(1,703,776)	(10,507,707)	10,104,483
8,550,115	(12,119,895)	5,930,709	(17,429,833)	10,136,636	(229,608,164)	13,383,596	(102,978,652)

1,306,750	(19,382,603)	2,757,947	(22,440,956)	10,632,903	(221,273,633)	3,571,497	(90,570,650)

—	(273)	—	(15,102)	—	(9,856,567)	—	(2,121,979)
—	(596,211)	—	(889,664)	—	(1,273,300)	—	(13,604,016)

—	(596,484)	—	(904,766)	—	(11,129,867)	—	(15,725,995)

999,654	3,511,222	390,116	1,972,205	5,477,473	13,982,750	2,430,991	5,200,961
—	596,484	—	904,766	—	11,129,867	—	15,725,995

999,654	4,107,706	390,116	2,876,971	5,477,473	25,112,617	2,430,991	20,926,956

(484,566)	(1,290,607)	(254,493)	(1,573,945)	(11,136,064)	(37,611,643)	(5,377,034)	(18,703,212)

515,088	2,817,099	135,623	1,303,026	(5,658,591)	(12,499,026)	(2,946,043)	2,223,744

1,821,838	(17,161,988)	2,893,570	(22,042,696)	4,974,312	(244,902,526)	625,454	(104,072,901)

23,999,383	41,161,371	25,124,427	47,167,123	368,168,606	613,071,132	172,118,148	276,191,049

25,821,221	23,999,383	28,017,997	25,124,427	373,142,918	368,168,606	172,743,602	172,118,148

81,238	28,596	967,183	690,119	4,092,877	93,535	936,448	238,610

175,925	391,122	62,496	195,271	652,773	1,254,074	396,200	559,082
—	105,572	—	141,813	—	1,231,180	—	2,423,112
(86,218)	(144,028)	(40,130)	(172,638)	(1,334,288)	(3,089,016)	(861,389)	(1,868,702)

89,707	352,666	20,366	164,446	(681,515)	(603,762)	(465,189)	1,113,492

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2009 (unaudited) and the year ended December 31, 2008	2009	2008
From operations:
Net investment income	$3,967,106	9,283,739
Net realized gain (loss)	(2,875,221)	489,295
Change in net unrealized appreciation or depreciation	10,814,708	(172,810,079)

Net change in net assets resulting from operations	11,906,593	(163,037,045)
Distributions to shareholders from:
Net investment income	—	(5,460,363)
Net realized gain	—	(6,446,962)

Total distributions to shareholders	—	(11,907,325)
From Fund share transactions:
Proceeds from shares sold	2,612,997	5,991,300
Reinvestment of distributions	—	11,907,325

	2,612,997	17,898,625
Less payments for shares redeemed	(5,407,076)	(17,286,516)

Net increase (decrease) in net assets from Fund share transactions	(2,794,079)	612,109

Total increase (decrease) in net assets	9,112,514	(174,332,261)

Net assets:
Beginning of year	220,144,606	394,476,867

End of year*	$229,257,120	220,144,606

* Including undistributed (distribution in excess of) net investment income	$3,177,916	(789,190)

Share Information
Sold	312,362	470,632
Issued in reinvestment of distributions	—	1,309,937
Redeemed	(635,291)	(1,289,479)

Net increase (decrease)	(322,929)	491,090

See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2009	2008	2009	2008	2009	2008

632,346	2,688,600	3,844,626	8,572,240	15,515	1,066,034
3,107	(7,247)	(790,825)	88,987	—	—
2,463,553	(24,376,410)	8,548,817	(7,311,556)	—	—

3,099,006	(21,695,057)	11,602,618	1,349,671	15,515	1,066,034

—	(2,685,583)	(3,844,626)	(8,572,240)	(15,515)	(1,066,034)
—	(567,495)	—	—	—	—

—	(3,253,078)	(3,844,626)	(8,572,240)	(15,515)	(1,066,034)

1,077,116	2,661,602	653,335	4,857,095	2,433,244	10,114,142
—	3,253,078	3,844,626	8,572,240	15,515	1,066,034

1,077,116	5,914,680	4,497,961	13,429,335	2,448,759	11,180,176

(3,973,004)	(11,155,577)	(12,544,307)	(29,764,238)	(4,924,107)	(10,133,631)

(2,895,888)	(5,240,897)	(8,046,346)	(16,334,903)	(2,475,348)	1,046,545

203,118	(30,189,032)	(288,354)	(23,557,472)	(2,475,348)	1,046,545

68,346,783	98,535,815	166,700,326	190,257,798	50,875,311	49,828,766

68,549,901	68,346,783	166,411,972	166,700,326	48,399,963	50,875,311

3,320,912	2,688,566	—	—	—	—

110,972	221,145	65,860	483,112	2,433,244	10,114,142
—	340,280	387,815	865,499	15,515	1,066,034
(424,185)	(953,762)	(1,276,640)	(3,043,172)	(4,924,107)	(10,133,631)

(313,213)	(392,337)	(822,965)	(1,694,561)	(2,475,348)	1,046,545

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2009. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (‘Russell’). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2009:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks	$25,899,913	$—	$—	$25,899,913
Short-term Investments	1,405,653	—	—	1,405,653
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks	25,535,154	—	—	25,535,154
Short-term Investments	772,017	—	—	772,017
International Equity Fund					—	(168)	—	(168)
Common Stocks	—	25,280,037	—	25,280,037
Preferred Stocks	—	1,223,560	—	1,223,560
Repurchase Agreement	—	1,601,991	—	1,601,991
Large Cap Index Fund					(139,055)	—	—	(139,055)
Common Stocks	368,704,643	—	—	368,704,643
Short-term Investments	—	4,326,684	—	4,326,684
Small Cap Index Fund					(52,947)	—	—	(52,947)
Common Stocks	170,854,085	57	0	170,854,142
Short-term Investments	—	1,872,863	—	1,872,863
International Index Fund					(44,114)	(220)	—	(44,334)
Common Stocks	—	225,434,354	0	225,434,354
Preferred Stocks	—	738,119	—	738,119
Repurchase Agreement	—	89,108	—	89,108
Balanced Fund					—	—	—	—
Registered Investment Companies	68,363,600	—	—	68,363,600
Bond Fund					—	—	—	—
Corporate Bonds	—	145,564,401	—	145,564,401
Government Agency Securities	—	6,712,636	—	6,712,636
U.S. Treasury Obligations	—	1,599,024	—	1,599,024
Short-term Investments	7,538,826	2,999,700	—	10,538,526
Money Market Fund					—	—	—	—
Short-term Investments	746,433	47,738,241	—	48,484,674

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2008 and June 30, 2009. The remaining Funds did not hold any Level 3 securities as of December 31, 2008, or June 30, 2009.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2009.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Standard time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of December 31, 2008, the Trust’s management completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2009, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$30,555,905	$656,969	$(3,907,308)	$(3,250,339)
Small/Mid Cap Equity Fund	27,500,059	2,258,897	(3,451,785)	(1,192,888)
International Equity Fund	33,370,452	953,644	(6,218,508)	(5,264,864)
Large Cap Index Fund	503,135,988	50,757,154	(180,861,815)	(130,104,661)
Small Cap Index Fund	231,912,736	17,541,415	(76,727,146)	(59,185,731)
International Index Fund	262,637,413	38,661,454	(75,037,286)	(36,375,832)
Balanced Fund	81,598,051	—	(13,234,451)	(13,234,451)
Bond Fund	161,115,721	5,483,204	(2,184,338)	3,298,866
Money Market Fund	48,484,674	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

At December 31, 2008, the Funds’ most recent fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	Large Cap Index Fund	Bond Fund	Money Market Fund
2011	$—	$—	$—	$—	$205,753	$—
2013	—	—	—	—	166,544	1,102
2015	—	—	—	—	160,986	—
2016	10,732,785	4,949,683	4,914,418	61,975	—	—

Total:	$10,732,785	$4,949,683	$4,914,418	$61,975	$533,283	$1,102

The Bond Fund utilized $88,987 of capital loss carryforwards to offset realized capital gains in 2008.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2008, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$244,507	$—	$(8,077,930)	$(12,633,979)	$(20,467,402)
Small/Mid Cap Equity Fund	26,185	—	(9,754,888)	(7,156,130)	(16,884,833)
International Equity Fund	692,564	—	(11,226,338)	(5,867,082)	(16,400,856)
Large Cap Index Fund	86,674	—	(140,378,194)	(1,416,723)	(141,708,243)
Small Cap Index Fund	29,198	134,357	(72,836,469)	(1,377,389)	(74,050,303)
International Index Fund	352,512	—	(47,136,733)	(2,895,657)	(49,679,878)
Balanced Fund	2,688,566	21,504	(15,700,124)	—	(12,990,054)
Bond Fund	—	—	(5,249,951)	(533,283)	(5,783,234)
Money Market Fund	—	—	—	(1,102)	(1,102)

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2008 relate to current year estimates for return of capital from Real Estate Investment Trusts (“REITs”), accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of Passive Foreign Investment Companies (“PFICs”), and/or forward foreign currency and futures contract adjustments.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2008, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Large Cap Equity Fund	$—	$2,304	—	$(2,304)
Small/Mid Cap Equity Fund	—	6,589	—	(6,589)
International Equity Fund	—	(258,649)	—	258,649
Large Cap Index Fund	—	202,440	—	(202,440)
Small Cap Index Fund	—	257,785	—	(257,785)
International Index Fund	—	(254,184)	—	254,184

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions for certain Funds was as follows for the year ended December 31, 2008:

2008	Ordinary Income	Long-term Capital Gain	Total
Large Cap Equity Fund	$561,345	$255,395	$816,740
Small/Mid Cap Equity Fund	596,259	225	596,484
International Equity Fund	116,319	788,447	904,766
Small Cap Index Fund	2,148,675	13,577,320	15,725,995
International Index Fund	5,541,887	6,365,438	11,907,325

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statements of Changes in Net Assets for the year ended December 31, 2008.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(200,514) during 2008 and realized gains of $128,154 during 2008 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of ($3,114,830) during 2008 and realized gains of $232,836 during 2008 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2008, was $2,765 for the International Equity Fund and $1,038,280 for the International Index Fund.

From November 1, 2008 through December 31, 2008, the Large Cap Equity Fund incurred $1,901,194 in net realized losses, the Small/Mid Cap Equity Fund incurred $2,206,447 in net realized losses, the International Equity Fund incurred $952,664 in net realized losses, the Large Cap Index Fund incurred $1,354,748 in net realized losses, the Small Cap Index Fund incurred $1,377,389 in net realized losses, and the International Index Fund incurred $105,539 in PFIC losses and $2,790,118 in net realized losses. As permitted by tax regulation, those Funds intend to elect to defer these losses and treat them as arising on January 1, 2009.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Participation in Temporary Money Market Guarantee Program

On October 3, 2008, the Board of Trustees of the Trust approved the participation by the Trust’s Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Money Market Fund Guarantee Program (“the Program”) for the initial coverage period of September 19, 2008, through December 18, 2008. The Treasury extended the Program from December 18, 2008, through April 30, 2009, and from April 30, 2009, through September 18, 2009. The Board of Trustees of the Trust elected to participate in these Program extensions. If the U.S. Treasury decides to extend the Program beyond September 18, 2009, the Board of Trustees of the Trust will again need to consider whether the Fund should continue to participate in the Program’s extension.

Under the Program, if the Fund’s net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held Fund shares on September 19, 2008, may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program covers the lesser of the number of shares owned by the shareholder as of September 19, 2008, or the number of shares owned by the shareholder as of the date of liquidation. The Fund pays fees to participate in the Program and any Program extension; however, SFIMC’s voluntary agreement to reimburse excess expenses incurred by the Fund remains in effect.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Subsequent events

As a result of Financial Accounting Standards Board’s adoption of Statement of Financial Accounting Standards No. 165, “Subsequent Events” (SFAS 165) in May 2009, the Trust’s management has evaluated all subsequent events through August 28, 2009, which is the date that the financial statements were issued. The adoption of SFAS 165 did not impact the financial statements of the Trust.

Financial instruments

The Funds implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” - an amendment of FASB Statement No. 133 (“SFAS 161”), effective January 1, 2009. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Large Cap Index, Small Cap Index, and International Index Funds, and indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bear the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, may realize a loss.

The Large Cap Index, Small Cap Index, and International Index Funds, and indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2009, the fair value of derivative instruments, which are also disclosed in Note 5 under Futures and foreign currency contracts, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments under SFAS 133	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$65	Unrealized loss on forward foreign currency contracts	$233

Total			$65		$233

Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$139,055	(a)

Total			$—		$139,055

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$52,947	(a)

Total			$—		$52,947

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$93	Unrealized loss on forward foreign currency contracts	$313

International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	44,114

Total			$93		$44,427

(a)	Represents cumulative unrealized gain (loss) on futures contracts. Variation margin disclosed on the Statements of Assets & Liabilities is for the last day of the period.

As of June 30, 2009, the effect of derivative instruments on the Statements of Operations were as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments under SFAS 133	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(3,948)	$—	$363
Large Cap Index Fund	Stock Index Futures Contracts	(49,626)	—	(129,928)	—
Small Cap Index Fund	Stock Index Futures Contracts	6,635	—	(447,062)	—
International Index Fund	Forward Foreign Currency Contracts	—	67,608	—	1,897
International Index Fund	Stock Index Futures Contracts	285,087	—	(71,456)	—

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.26% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by that Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily net investment income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and Barclays Global Fund Advisors (“Barclays”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the overall investment objectives of each respective Fund, Bridgeway, Westwood, Marsico, Northern Cross, Barclays, and Rainier determine which securities to buy and sell for each of these Funds, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and Barclays’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2009 the following fees were earned by Barclays, Bridgeway, Rainier, Westwood, Marisco, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	Barclays	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$28,464	$—	$24,328	$—	$—
Small/Mid Cap Equity Fund	—	35,310	34,638	—	—	—
International Equity Fund	—	—	—	—	30,732	36,108
Large Cap Index Fund	85,893	—	—	—	—	—
Small Cap Index Fund	78,306	—	—	—	—	—
International Index Fund	100,822	—	—	—	—	—

Total Sub-Advisory Fees	$265,021	$63,774	$34,638	$24,328	$30,732	$36,108

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2009 (Unaudited)
	Purchases	Sales
Large Cap Equity Fund	$9,588,525	$8,986,625
Small/Mid Cap Equity Fund	17,518,999	16,980,726
International Equity Fund	7,556,837	6,837,987
Large Cap Index Fund	7,705,311	5,794,943
Small Cap Index Fund	28,849,382	25,067,453
International Index Fund	6,988,387	6,448,377
Balanced Fund	632,346	2,850,000
Bond Fund	—	17,569,909

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5.	Futures and foreign currency contracts

As of June 30, 2009, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial instruments.

Foreign amount Purchase (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchase (Sold)	Unrealized Gain	Unrealized (Loss)
23,955	Euro	1	07/01/2009	33,605	$—	$(158)
185,297	Hong Kong	1	07/02/2009	23,909	—	—
(88,227)	Hong Kong	2	07/02/2009	(11,384)	—	—
(1,111,292)	Japanese Yen	2	07/01/2009	(11,536)	—	(20)
(5,618)	Norwegian Krone	2	07/02/2009-07/06/2009	(874)	1	—
41,767	Singapore Dollar	2	07/02/2009	28,836	63	(12)
16,540	Swiss Franc	2	07/01/2009-07/02/2009	15,223	—	(43)
(9,025)	Swiss Franc	1	07/01/2009	(8,307)	1	—

				Total	$65	$(233)

The International Index Fund had the following open forward foreign currency contracts at June 30, 2009:

Foreign amount Purchase (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchase (Sold)	Unrealized Gain	Unrealized (Loss)
(19,297,150)	Japanese Yen	2	07/01/2009-07/02/2009	(200,313)	$—	$(313)
110,000	Swiss Franc	1	07/02/2009	101,238	93	—

				Total	$93	$(313)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2009:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	91	$4,304,580	$4,165,525	Long	September ‘09	$(139,055)

Small Cap Index Fund	Russell 2000 Index Mini	34	1,777,427	1,724,480	Long	September ‘09	$(52,947)

International Index Fund	TOPIX Index	10	950,728	958,180	Long	September ‘09	7,452
International Index Fund	DJ Euro Stoxx 50	39	1,346,011	1,311,786	Long	September ‘09	(34,225)
International Index Fund	FTSE 100 Index	10	711,982	694,641	Long	September ‘09	(17,341)

Total							$(44,114)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)					From commencement of investment operations July 26, 2005 to December 31, 2005
			Year ended December 31,
			2008	2007	2006
Net asset value, beginning of period	$5.59		9.82	11.43	10.33	10.00
Income from Investment Operations
Net investment income (a)	0.04		0.18	0.26	0.20	0.07
Net gain (loss) on investments (both realized and unrealized)	0.09		(4.22)	(1.00)	1.45	0.34

Total from investment operations	0.13		(4.04)	(0.74)	1.65	0.41

Less Distributions
Net investment income	—		(0.13)	(0.24)	(0.18)	(0.07)
Net realized gain	—		(0.06)	(0.63)	(0.37)	(0.01)

Total distributions	—		(0.19)	(0.87)	(0.55)	(0.08)

Net asset value, end of period	$5.72		5.59	9.82	11.43	10.33

Total Return (b)	2.33%		(41.12)%	(6.55)%	15.91%	4.14%
Net assets, end of period (millions)	$26.3		25.1	40.2	36.6	26.9
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70	%(c)
Net investment income	1.39	%(c)	2.30%	2.24%	1.83%	1.71	%(c)
Ratios to average net assets absent expense reductions
Expenses	0.80	%(c)	0.74%	0.70%	0.71%	0.85	%(c)
Net investment income	1.29	%(c)	2.26%	2.24%	1.82%	1.56	%(c)
Portfolio turnover rate	75	%(c)	144%	40%	34%	15%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)					From commencement of investment operations July 26, 2005 to December 31, 2005
			Year ended December 31,
			2008	2007	2006
Net asset value, beginning of period	$6.00		11.28	10.79	9.64	10.00
Income from Investment Operations
Net investment income (a) (b)	0.01		0.01	—	—	0.01
Net gain (loss) on investments (both realized and unrealized)	0.30		(5.14)	1.71	1.41	(0.32)

Total from investment operations	0.31		(5.13)	1.71	1.41	(0.31)

Less Distributions
Net investment income (c)	—		—	—	—	(0.01)
Net realized gain	—		(0.15)	(1.22)	(0.26)	(0.04)

Total distributions	—		(0.15)	(1.22)	(0.26)	(0.05)

Net asset value, end of period	$6.31		6.00	11.28	10.79	9.64

Total Return (d)	5.17%		(45.36)%	15.81%	14.58%	(3.14)%
Net assets, end of period (millions)	$25.8		24.0	41.2	30.4	24.6
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(e)	0.90%	0.90%	0.90%	0.90	%(e)
Net investment income	0.45	%(e)	0.10%	0.04%	0.00%	0.21	%(e)
Ratios to average net assets absent expense reductions
Expenses	1.06	%(e)	0.97%	0.97%	0.95%	1.11	%(e)
Net investment income	0.29	%(e)	0.03%	(0.03)%	(0.05)%	0.00	%(e)
Portfolio turnover rate	147	%(e)	101%	96%	161%	22%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share in 2007 and 2006.

(c)	Distributions from net investment income represent less than $0.01 per share in 2008, 2007, and 2006.

(d)	Total return is not annualized for periods that are less than a full year.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)						From commencement of investment operations July 26, 2005 to December 31, 2005
			Year ended December 31,
			2008	2007	2006
Net asset value, beginning of period	$6.55		12.84	12.93	11.63		10.00
Income from Investment Operations
Net investment income (a)	0.07		0.21	0.17	0.19		0.02
Net gain (loss) on investments (both realized and unrealized)	0.64		(6.26)	1.30	2.05		1.70

Total from investment operations	0.71		(6.05)	1.47	2.24		1.72

Less Distributions
Net investment income (b)	—		—	(0.22)	(0.27)		(0.06)
Net realized gain	—		(0.24)	(1.34)	(0.67)		(0.03)

Total distributions	—		(0.24)	(1.56)	(0.94)		(0.09)

Net asset value, end of period	$7.26		6.55	12.84	12.93		11.63

Total Return (c)	10.84%		(47.03)%	11.10%	19.23	%(d)	17.25%
Net assets, end of period (millions)	$28.0		25.1	47.2	38.9		29.8
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(e)	1.00%	1.00%	1.00%		1.00	%(e)
Net investment income	2.28	%(e)	2.08%	1.23%	1.48%		0.50	%(e)
Ratios to average net assets absent expense reductions
Expenses	1.81	%(e)	1.38%	1.23%	1.22%		1.35	%(e)
Net investment income	1.47	%(e)	1.70%	1.00%	1.26%		0.15	%(e)
Portfolio turnover rate	59	%(e)	157%	49%	30%		10%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2008.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Based upon net asset value of $12.93, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.95, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.41%.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)		Year ended December 31,
			2008		2007		2006	2005	2004
Net asset value, beginning of period	$9.04		$14.83		14.37		12.63	12.26	11.27
Income from Investment Operations
Net investment income (a)	0.10		0.25		0.25		0.22	0.19	0.20
Net gain (loss) on investments (both realized and unrealized)	0.17		(5.76)		0.50		1.74	0.37	0.98

Total from investment operations	0.27		(5.51)		0.75		1.96	0.56	1.18

Less Distributions
Net investment income	—		(0.25)		(0.25)		(0.22)	(0.19)	(0.19)
Net realized gain	—		(0.03)		(0.04)		—	—	—

Total distributions	—		(0.28)		(0.29)		(0.22)	(0.19)	(0.19)

Net asset value, end of period	$9.31		$9.04		14.83		14.37	12.63	12.26

Total Return (b)	2.99%		(37.14)%		5.23%		15.49%	4.57%	10.46%
Net assets, end of period (millions)	$373.1		$368.2		613.1		599.2	522.0	497.4
Ratios to average net assets
Expenses	0.34	%(c)(d)	0.32	%(d)	0.31	%(d)	0.31%	0.32%	0.30%
Net investment income	2.32	%(c)	2.00%		1.65%		1.64%	1.57%	1.73%
Portfolio turnover rate	3	%(c)	5%		4%		3%	4%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The effect of expense reimbursements is less than 0.005%.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)		Year ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$6.89		$11.57	12.94	11.95	12.31	10.79
Income from Investment Operations
Net investment income (a)	0.03		0.10	0.15	0.11	0.08	0.08
Net gain (loss) on investments (both realized and unrealized)	0.13		(4.09)	(0.43)	2.02	0.45	1.85

Total from investment operations	0.16		(3.99)	(0.28)	2.13	0.53	1.93

Less Distributions
Net investment income	—		(0.09)	(0.14)	(0.10)	(0.08)	(0.06)
Net realized gain	—		(0.60)	(0.95)	(1.04)	(0.81)	(0.35)

Total distributions	—		(0.69)	(1.09)	(1.14)	(0.89)	(0.41)

Net asset value, end of period	$7.05		$6.89	11.57	12.94	11.95	12.31

Total Return (b)	2.32%		(34.05)%	(2.22)%	17.75%	4.25%	17.89%
Net assets, end of period (millions)	$172.7		$172.1	276.2	292.2	253.1	264.0
Ratios to average net assets assuming expense reductions
Expenses	0.50	%(c)	0.50%	0.49%	0.49%	0.50%	0.48%
Net investment income	0.89	%(c)	1.00%	1.15%	0.81%	0.64%	0.71%
Ratios to average net assets absent expense reductions
Expenses	0.55	%(c)	0.51%	0.50%	0.49%	0.50%	0.48%
Net investment income	0.84	%(c)	0.99%	1.14%	0.81%	0.64%	0.71%
Portfolio turnover rate	32	%(c)	20%	20%	23%	17%	20%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)		Year ended December 31,
			2008	2007	2006		2005	2004
Net asset value, beginning of period	$9.35		17.11	16.32	13.57		12.28	10.50
Income from Investment Operations
Net investment income (a)	0.17		0.41	0.38	0.33		0.25	0.19
Net gain (loss) on investments (both realized and unrealized)	0.35		(7.63)	1.30	3.09		1.40	1.83

Total from investment operations	0.52		(7.22)	1.68	3.42		1.65	2.02

Less Distributions
Net investment income	—		(0.25)	(0.47)	(0.41)		(0.28)	(0.24)
Net realized gain	—		(0.29)	(0.42)	(0.26)		(0.08)	—

Total distributions	—		(0.54)	(0.89)	(0.67)		(0.36)	(0.24)

Net asset value, end of period	$9.87		9.35	17.11	16.32		13.57	12.28

Total Return (b)	5.56%		(42.13)%	10.04%	25.20	%(c)	13.44%	19.26%
Net assets, end of period (millions)	$229.3		220.1	394.5	366.6		292.6	253.6
Ratios to average net assets assuming expense reductions
Expenses	0.75	%(d)	0.75%	0.71%	0.72%		0.74%	0.75%
Net investment income	3.94	%(d)	2.95%	2.19%	2.16%		1.98%	1.76%
Ratios to average net assets absent expense reductions
Expenses	0.81	%(d)	0.75%	0.71%	0.72%		0.74%	0.77%
Net investment income	3.88	%(d)	2.95%	2.19%	2.16%		1.98%	1.74%
Portfolio turnover rate	6	%(d)	5%	6%	3%		3%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Based upon net asset value of $16.32, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $16.35, which caused the total return for the year ended December 31, 2006 to be equivalent to 25.43%.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)		Year ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.76		13.33	12.96	11.96	11.87	11.30
Income from Investment Operations
Net investment income (a)	0.09		0.38	0.36	0.33	0.31	0.31
Net gain (loss) on investments (both realized and unrealized)	0.40		(3.48)	0.39	0.98	0.06	0.50

Total from investment operations	0.49		(3.10)	0.75	1.31	0.37	0.81

Less Distributions
Net investment income	—		(0.39)	(0.34)	(0.31)	(0.28)	(0.23)
Net realized gain	—		(0.08)	(0.04)	—	—	(0.01)

Total distributions	—		(0.47)	(0.38)	(0.31)	(0.28)	(0.24)

Net asset value, end of period	$10.25		9.76	13.33	12.96	11.96	11.87

Total Return (b)	5.02%		(23.14)%	5.73%	11.03%	3.22%	7.26%
Net assets, end of period (millions)	$68.5		68.3	98.5	96.5	89.1	84.0
Ratios to average net assets assuming expense reductions
Expenses (c)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.96	%(d)	3.15%	2.71%	2.68%	2.63%	2.69%
Ratios to average net assets absent expense reductions
Expenses (c)	0.08	%(d)	0.07%	0.07%	0.06%	0.08%	0.05%
Net investment income	1.88	%(d)	3.08%	2.64%	2.62%	2.55%	2.64%
Portfolio turnover rate	2	%(d)	7%	3%	3%	1%	0%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)		Year ended December 31,
			2008		2007		2006	2005	2004
Net asset value, beginning of period	$9.71		10.08		9.92		9.94	10.27	10.46
Income from Investment Operations
Net investment income	0.23		0.46		0.46		0.44	0.43	0.44
Net gain (loss) on investments (both realized and unrealized)	0.47		(0.37)		0.16		(0.02)	(0.33)	(0.19)

Total from investment operations	0.70		0.09		0.62		0.42	0.10	0.25

Less Distributions
Net investment income	(0.23)		(0.46)		(0.46)		(0.44)	(0.43)	(0.44)

Total distributions	(0.23)		(0.46)		(0.46)		(0.44)	(0.43)	(0.44)

Net asset value, end of period	$10.18		9.71		10.08		9.92	9.94	10.27

Total Return (a)	7.32%		0.95%		6.37%		4.34%	1.02%	2.40%
Net assets, end of period (millions)	$166.4		166.7		190.3		178.5	169.8	176.9
Ratios to average net assets
Expenses	0.58	%(c)	0.58	%(b)	0.58	%(b)	0.57%	0.57%	0.55%
Net investment income	4.74	%(c)	4.67%		4.59%		4.46%	4.28%	4.22%
Portfolio turnover rate	0	%(c)	6%		17%		19%	16%	10%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	The effect of expense reimbursements is less than 0.005%.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2009 (Unaudited)		Year ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00		$1.00	1.00	1.00	1.00	1.00
Income from Investment Operations
Net investment income (a)	0.00		0.02	0.05	0.04	0.03	0.01

Total from investment operations	0.00		0.02	0.05	0.04	0.03	0.01

Less Distributions
Net investment income (b)	(0.00)		(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Total distributions	(0.00)		(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	1.00	1.00	1.00	1.00

Total Return (c)	0.03%		2.08%	4.77%	4.59%	2.74%	0.87%
Net assets, end of period (millions)	$48.4		$50.9	49.8	48.1	43.9	55.9
Ratios to average net assets assuming expense reductions
Expenses (d)	0.37	%(e)	0.50%	0.50%	0.50%	0.50%	0.48%
Net investment income	0.06	%(e)	2.06%	4.67%	4.51%	2.66%	0.87%
Ratios to average net assets absent expense reductions
Expenses	0.56	%(e)	0.53%	0.55%	0.54%	0.54%	0.48%
Net investment income	(0.13	)%(e)	2.03%	4.62%	4.47%	2.62%	0.87%

(a)	Net investment income represents less than $0.01 per share in 2009.

(b)	Distributions from net investment income represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio for 2009 includes the effect of the voluntary fee waiver from SFIMC described in Note 3 under Transactions with affiliates.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.

State Farm VP Management Corp
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

U.S. POSTAGE
PAID
DAVENPORT, IA
PERMIT NO. 14

PRESORTED STANDARD

FORWARDING SERVICE REQUESTED

Issued by:
State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

statefarm.com®

8-2009
231-3602.10-CH
AP2009/08/3149
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The information is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 8/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 8/28/2009

By	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/28/2009